As filed with the Securities and Exchange Commission on April 29, 2005

                                                              File No. 333-52114
                                                               File No.811-10011
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
          Pre-Effective Amendment No. ____                              [ ]
          Post-Effective Amendment No. 8                                [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
                           Amendment No. 16                             [X]

                        (Check appropriate box or boxes)

                        SBL VARIABLE ANNUITY ACCOUNT XIV
                                (ADVISOR DESIGNS)
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                     Name of Agent for Service for Process:

                     Amy J. Lee, Associate General Counsel
                     Security Benefit Life Insurance Company
                     One Security Benefit Place
                     Topeka, KS 66636-0001

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2005, pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on May 1, 2005, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

================================================================================

                                                                      [SDI LOGO]



                                  May 1, 2005

                                   PROSPECTUS

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                                    Important
                                     Privacy
                                 Notice Included

                                 See Back Cover

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

           ISSUED BY:                            MAILING ADDRESS:
SECURITY BENEFIT LIFE INSURANCE            SECURITY BENEFIT LIFE INSURANCE
COMPANY                                    COMPANY
ONE SECURITY BENEFIT PLACE                 P.O. BOX 750497
TOPEKA, KANSAS 66636-0001                  TOPEKA, KANSAS 66675-0497
1-800-888-2461

      This Prospectus describes the AdvisorDesigns Variable Annuity -- a flexible purchase payment deferred variable annuity contract (the "Contract") offered by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the "Underlying Fund"). The Subaccounts currently available under the Contract are:*

-     AIM V.I. Capital Appreciation

-     Federated High Income Bond II

-     Federated Fund for U.S. Government Securities II

-     Fidelity VIP Contrafund

-     Fidelity VIP Growth Opportunities

-     Fidelity VIP Index 500

-     Fidelity VIP Investment-Grade Bond

-     Neuberger Berman AMT Guardian

-     Neuberger Berman AMT Partners

-     PIMCO VIT Real Return

-     PIMCO VIT Total Return

-     Potomac Dynamic VP HY Bond

-     Potomac VP Money Market

-     RVT CLS AdvisorOne Amerigo

-     RVT CLS AdvisorOne Clermont

-     Rydex VT Arktos

-     Rydex VT Banking

-     Rydex VT Basic Materials

-     Rydex VT Biotechnology

-     Rydex VT Consumer Products

-     Rydex VT Electronics

-     Rydex VT Energy

-     Rydex VT Energy Services

-     Rydex VT Financial Services

-     Rydex VT Health Care

-     Rydex VT Internet

-     Rydex VT Inverse Dynamic Dow 30

-     Rydex VT Inverse Mid Cap

-     Rydex VT Inverse Small Cap

-     Rydex VT Juno

-     Rydex VT Large Cap Europe

-     Rydex VT Large Cap Growth

-     Rydex VT Large Cap Japan

-     Rydex VT Large Cap Value

-     Rydex VT Leisure

-     Rydex VT Long Dynamic Dow 30

-     Rydex VT Medius

-     Rydex VT Mekros

-     Rydex VT Mid Cap Growth

-     Rydex VT Mid Cap Value

-     Rydex VT Nova

-     Rydex VT OTC

-     Rydex VT Precious Metals

-     Rydex VT Real Estate

-     Rydex VT Retailing

-     Rydex VT Sector Rotation

-     Rydex VT Small Cap Growth

-     Rydex VT Small Cap Value

-     Rydex VT Technology

-     Rydex VT Telecommunications

-     Rydex VT Titan 500

      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

      EXPENSES FOR THIS CONTRACT, IF PURCHASED WITH AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER, MAY BE HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER OR BONUS MATCH RIDER. THE AMOUNT OF CREDIT ENHANCEMENT, OR BONUS AMOUNT AND APPLICABLE ADDITIONAL AMOUNTS, MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

      THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THE VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY. DATE: MAY 1, 2005

-------------
      The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.

-     Rydex VT Transportation

-     Rydex VT U.S. Government Bond

-     Rydex VT U.S. Government Money Market

-     Rydex VT Ursa

-     Rydex VT Utilities

-     Rydex VT Velocity 100

-     SBL Global

-     SBL Small Cap Value

-     Wells Fargo Advantage Opportunity VT

* The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

      When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

      This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2005, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 65 of this Prospectus.

      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

                                TABLE OF CONTENTS

                                                          Page
DEFINITIONS............................................    6

SUMMARY................................................    8
   Purpose of the Contract.............................    8
   The Separate Account and the Funds..................    8
   Purchase Payments...................................    9
   Contract Benefits...................................    9
   Optional Riders.....................................    9
   Free-Look Right.....................................    9
   Charges and Deductions..............................   10
   Tax-Free Exchanges..................................   14
   Contacting the Company..............................   14

EXPENSE TABLES.........................................   15
   Contract Owner Transaction Expenses.................   15
   Periodic Expenses...................................   15
   Optional Rider Expenses.............................   16
   Example.............................................   18

CONDENSED FINANCIAL INFORMATION........................   19

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT,
   AND THE FUNDS.......................................   27
   Security Benefit Life Insurance Company.............   27
   Published Ratings...................................   27
   Separate Account....................................   27
   Underlying Funds....................................   28

THE CONTRACT...........................................   29
   General.............................................   29
   Application for a Contract..........................   30
   Optional Riders.....................................   30
   Guaranteed Minimum Income Benefit...................   30
   Dollar for Dollar Living Benefit....................   31
   Annual Stepped Up Death Benefit.....................   33
   Guaranteed Growth Death Benefit.....................   33
   Combined Annual Stepped Up and Guaranteed Growth
     Death Benefit.....................................   34
   Enhanced Death Benefit..............................   34
   Combined Enhanced and Annual Stepped Up Death
     Benefit...........................................   35
   Combined Enhanced and Guaranteed Growth Death
     Benefit...........................................   35
   Combined Enhanced, Annual Stepped Up, and
     Guaranteed Growth Death Benefit...................   36
   Death Benefit - Return of Premium Beyond Issue Age
     80 (Florida Only).................................   36
   Annual Stepped Up Death Benefit Beyond Age 80
     (Florida Only)....................................   37
   Dollar for Dollar Combination Benefit...............   37
   Guaranteed Minimum Withdrawal Benefit...............   39
   Total Protection....................................   40
   Extra Credit........................................   41
   Waiver of Withdrawal Charge.........................   43
   Alternate Withdrawal Charge.........................   43
   Bonus Match.........................................   43
   Purchase Payments...................................   45
   Allocation of Purchase Payments.....................   46
   Dollar Cost Averaging Option........................   46
   Asset Reallocation Option...........................   47
   Transfers of Contract Value.........................   48
   Contract Value......................................   50
   Determination of Contract Value.....................   50
   Cut-Off Times.......................................   51
   Full and Partial Withdrawals........................   52
   Systematic Withdrawals..............................   53
   Free-Look Right.....................................   53
   Death Benefit.......................................   54
   Distribution Requirements...........................   55
   Death of the Annuitant..............................   55

CHARGES AND DEDUCTIONS.................................   55
   Contingent Deferred Sales Charge....................   55
   Mortality and Expense Risk Charge...................   56
   Administration Charge...............................   57
   Account Administration Charge.......................   57
   Premium Tax Charge..................................   58
   Other Charges.......................................   58
   Variations in Charges...............................   58
   Optional Rider Charges..............................   58
   Guarantee of Certain Charges........................   61
   Underlying Fund Expenses............................   61

ANNUITY PERIOD.........................................   61
   General.............................................   61
   Annuity Options.....................................   62
   Selection of an Option..............................   64

MORE ABOUT THE CONTRACT................................   64
   Ownership...........................................   64
   Designation and Change of Beneficiary...............   65
   Dividends...........................................   65
   Payments from the Separate Account..................   65
   Proof of Age and Survival...........................   65
   Misstatements.......................................   65
   Restrictions on Withdrawals from Qualified Plans....   66
   Restrictions under the Texas Optional Retirement
     Program...........................................   66

FEDERAL TAX MATTERS....................................   66
   Introduction........................................   66
   Tax Status of the Company and the Separate Account..   67
   Income Taxation of Annuities in General --
     Non-Qualified Plans...............................   68
   Additional Considerations...........................   69
   Qualified Plans.....................................   70

OTHER INFORMATION......................................   74
   Voting of Underlying Fund Shares....................   74
   Substitution of Investments.........................   74

                                                         Page
   Changes to Comply with Law and Amendments...........   75
   Reports to Owners...................................   75
   Electronic Privileges...............................   75
   State Variations....................................   75
   Legal Proceedings...................................   76
   Legal Matters.......................................   76
   Sale of the Contract................................   76

PERFORMANCE INFORMATION................................   78

ADDITIONAL INFORMATION.................................   79
   Registration Statement..............................   79
   Financial Statements................................   79

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL
   INFORMATION.........................................   80

OBJECTIVES FOR UNDERLYING FUNDS........................   81

APPENDIX A - IRA Disclosure Statement

APPENDIX B - Roth IRA Disclosure Statement

------------
YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

DEFINITIONS

      Various terms commonly used in this Prospectus are defined as follows:

      ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

      ADDITIONAL AMOUNT -- An amount the Company may add to Contract Value under the Bonus Match Rider.

      ADMINISTRATIVE OFFICE -- The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

      ANNUITANT -- The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY -- A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS -- Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

      ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

      ANNUITY START DATE -- The date when annuity payments begin as elected by the Owner.

      ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

      AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

      BONUS AMOUNT -- An amount added to Contract Value during the Bonus Amount Period under the Bonus Match Rider.

      CDSC CREDIT -- An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

      CONTRACT DATE -- The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACT VALUE -- The total value of your Contract as of any Valuation
Date.

      CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

      CREDIT ENHANCEMENT -- An amount added to Contract Value under the Extra Credit Rider.

      DESIGNATED BENEFICIARY -- The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's Estate.

      OWNER -- The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      PARTICIPANT -- A Participant under a Qualified Plan.

      PURCHASE PAYMENT -- An amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT -- The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

      SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

      UNDERLYING FUND -- A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

      VALUATION DATE -- Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD -- A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE -- The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

SUMMARY

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

PURPOSE OF THE CONTRACT -- The flexible purchase payment deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). Please see the discussion under "The Contract" for more detailed information.

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Subaccounts are as follows:*

-     AIM V.I. Capital Appreciation

-     Federated High Income Bond II

-     Federated Fund for U.S. Government Securities II

-     Fidelity VIP Contrafund

-     Fidelity VIP Growth Opportunities

-     Fidelity VIP Index 500

-     Fidelity VIP Investment-Grade Bond

-     Neuberger Berman AMT Guardian

-     Neuberger Berman AMT Partners

-     PIMCO VIT Real Return

-     PIMCO VIT Total Return

-     Potomac Dynamic VP HY Bond

-     Potomac VP Money Market

-     RVT CLS AdvisorOne Amerigo

-     RVT CLS AdvisorOne Clermont

-     Rydex VT Arktos

-     Rydex VT Banking

-     Rydex VT Basic Materials

-     Rydex VT Biotechnology

-     Rydex VT Consumer Products

-     Rydex VT Electronics

-     Rydex VT Energy

-     Rydex VT Energy Services

-     Rydex VT Financial Services

-     Rydex VT Health Care

-     Rydex VT Internet

-     Rydex VT Inverse Dynamic Dow 30

-     Rydex VT Inverse Mid Cap

-     Rydex VT Inverse Small Cap

-     Rydex VT Juno

-     Rydex VT Large Cap Europe

-     Rydex VT Large Cap Growth

-     Rydex VT Large Cap Japan

-     Rydex VT Large Cap Value

-     Rydex VT Leisure

-     Rydex VT Long Dynamic Dow 30

-     Rydex VT Medius

-     Rydex VT Mekros

-     Rydex VT Mid Cap Growth

-     Rydex VT Mid Cap Value

-     Rydex VT Nova

-     Rydex VT OTC

-     Rydex VT Precious Metals

-     Rydex VT Real Estate

-     Rydex VT Retailing

-     Rydex VT Sector Rotation

-     Rydex VT Small Cap Growth

-     Rydex VT Small Cap Value

-     Rydex VT Technology

-     Rydex VT Telecommunications

-     Rydex VT Titan 500

-     Rydex VT Transportation

-     Rydex VT U.S. Government Bond

-     Rydex VT U.S. Government Money Market

-     Rydex VT Ursa

-     Rydex VT Utilities

-     Rydex VT Velocity 100

-     SBL Global

-     SBL Small Cap Value

-     Wells Fargo Advantage Opportunity VT

* The Franklin Small-Mid Cap Growth Securities (formerly Franklin Small Cap), Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts are no longer available effective May 1, 2004. As a result, you may no longer allocate Purchase Payments or transfer Contract Value to those Subaccounts. If you currently have Contract Value allocated to those Subaccounts, you may transfer it to another Subaccount(s) at any time; if you have in effect an Automatic Investment Program, the Dollar Cost Averaging Option, or the Asset Reallocation Option with an allocation to those Subaccounts, you may continue that program; provided that the program or option with an allocation to those Subaccounts was in effect prior to May 1, 2004.

      You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

PURCHASE PAYMENTS -- Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See "Purchase Payments."

CONTRACT BENEFITS -- You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in "The Contract."

      At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59-1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See "Annuity Period."

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Dollar for Dollar Living Benefit; 1

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Enhanced Death Benefit;*

-     Combined Enhanced and Annual Stepped Up Death Benefit;*

-     Combined Enhanced and Guaranteed Growth Death Benefit;*

-     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

-     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

-     Dollar for Dollar Combination Benefit;* (1)

-     Guaranteed Minimum Withdrawal Benefit;

-     Total Protection;*

-     Extra Credit at 3%, 4% or 5%;

-     Waiver of Withdrawal Charge;

-     0-Year or 4-Year Alternate Withdrawal Charge; or

-     Bonus Match.

*Provides a death benefit.

1. This Rider is available beginning on or about July 1, 2005.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the Dollar for Dollar Living Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You cannot change or cancel the rider(s) that you select after they are issued, except you may cancel the Bonus Match Rider. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider under "Optional Riders."

The amount of each rider charge (other than the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value.
Each rider and its charge are listed below. See "Optional Rider Charges."

FREE-LOOK RIGHT -- You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit, Credit Enhancements, and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Amounts during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements, and/or Bonus Amounts) allocated to the Subaccounts rather than Contract Value.

CHARGES AND DEDUCTIONS -- The Company does not deduct sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

      CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a "withdrawal charge"). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

      The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements, Bonus Amounts, and Additional Amounts, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments, Bonus Amounts, and Additional Amounts that exceed the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      Each Purchase Payment, CDSC Credit, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. Similarly, the CDSC Credit is "age one" beginning on the Contract Date and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

  PURCHASE PAYMENT,
  CDSC CREDIT, BONUS
AMOUNT, OR ADDITIONAL              WITHDRAWAL
AMOUNT AGE (IN YEARS)               CHARGE
---------------------          -----------------
         1                            7%
         2                            7%
         3                            6%
         4                            5%
         5                            4%
         6                            3%
         7                            2%
     8 and over                       0%

      The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See "Contingent Deferred Sales Charge."

      MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
CONTRACT VALUE                              CHARGE
--------------                              ------
Less than $25,000                           1.10%
At least $25,000 but less than              0.95%
   $100,000
$100,000 or more                            0.85%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above. See "Mortality and Expense Risk Charge."

      OPTIONAL RIDER CHARGES. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner, except the Bonus Match Rider, which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Bonus Match Rider will terminate upon termination of the rider.

      The amount of each rider charge (other than the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value. Each rider and its charge are listed below. See "Optional Rider Charges."

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                 Annual
                                                                                                                 Rider
                                                                                                    Rate(1)      Charge
                                                                                                    -------      ------
Guaranteed Minimum Income Benefit                                                                     3%          0.25%
                                                                                                      5%          0.40%
Dollar for Dollar Living Benefit                                                                      6%          0.75%

Annual Stepped Up Death Benefit                                                                      --           0.25%

                                                                                                      3%          0.15%
                                                                                                      5%          0.25%
Guaranteed Growth Death Benefit                                                                       6%(2)       0.30%
                                                                                                      7%(2)       0.35%

Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                        5%          0.30%

Enhanced Death Benefit                                                                               --           0.25%

Combined Enhanced and Annual Stepped Up Death Benefit                                                --           0.40%

Combined Enhanced and Guaranteed Growth Death Benefit                                                 5%          0.40%

Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                              5%          0.45%

Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                                 --           0.30%

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                                           --           0.45%
   Issue Ages 81 and above                                                                           --           1.25%

Dollar for Dollar Combination Benefit                                                                 6%          1.00%

Guaranteed Minimum Withdrawal Benefit                                                                --           0.55%(3)

Total Protection                                                                                     --           0.95%(4)

Extra Credit(5)                                                                                       3%          0.40%
                                                                                                      4%          0.55%
                                                                                                      5%          0.70%

Waiver of Withdrawal Charge                                                                          --           0.05%

Alternate Withdrawal Charge                                                                         0-Year        0.70%(6)
                                                                                                    4-Year        0.60%(6)

Bonus Match                                                                                          --          $  25(7)

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                 Annual
                                                                                                                 Rider
                                                                                                    Rate(1)      Charge
                                                                                                    -------      ------

----------------
(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Dollar for Dollar Living Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the Dollar for Dollar Combination Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

(5) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(6) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

(7) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

      ADMINISTRATION CHARGE. The Company deducts a daily administration charge equal to an annual rate of each Subaccount's average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See "Administration Charge."

      ACCOUNT ADMINISTRATION CHARGE. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See "Account Administration Charge."

      PREMIUM TAX CHARGE. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

      OTHER EXPENSES. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES -- You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be a new surrender charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

CONTACTING THE COMPANY -- You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

Sales Load on Purchase Payments                                                           None

Deferred Sales Charge (as a percentage of amount withdrawn attributable
 to Purchase Payments)                                                                    7%(1)

Transfer Fee (per transfer)                                                               None

PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.

Account Administration Charge                                  $   302

Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)

Annual Mortality and Expense Risk Charge                          1.10%(3)

Annual Administration Charge                                      0.60%(4)

Maximum Annual Charge for Optional Riders                         2.00%(5)

Total Separate Account Annual Expenses                            3.70%

-----------
(1) The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to
      (1) 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements, Bonus Amounts, and Additional Amounts, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent Contract Year. See "Full and Partial Withdrawals" and "Contingent Deferred Sales Charge" for more information.

(2) An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.

(3) The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 - 1.10%; At least $25,000 but less than $100,000 - 0.95%; $100,000 or more - 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted monthly. See the discussion under "Mortality and Expense Risk Charge."

(4) The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See "Administration Charge" for more information.

(5) You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) You may not select riders with total rider charges that exceed 2.00% of Contract Value.

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                Annual
                                                                                                   Rate(1)   Rider Charge
                                                                                                   -------   ------------
Guaranteed Minimum Income Benefit Rider                                                              3%          0.25%
                                                                                                     5%          0.40%
Dollar for Dollar Living Benefit                                                                     6%          0.75%

Annual Stepped Up Death Benefit Rider                                                               --           0.25%

                                                                                                     3%          0.15%
                                                                                                     5%          0.25%
Guaranteed Growth Death Benefit Rider                                                                6%(2)       0.30%
                                                                                                     7%(2)       0.35%

Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                                                           5%          0.30%

Enhanced Death Benefit Rider                                                                        --           0.25%

Combined Enhanced and Annual Stepped Up Death Benefit Rider                                         --           0.40%

Combined Enhanced and Guaranteed Growth Death Benefit Rider                                          5%          0.40%

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider                      5%          0.45%

Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only) Rider                          --           0.30%

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
   Issue ages 80 and below                                                                          --           0.45%
   Issue ages 81 and above                                                                          --           1.25%

Dollar for Dollar Combination Benefit                                                                6%          1.00%

Guaranteed Minimum Withdrawal Benefit Rider                                                         --           0.55%(3)

Total Protection Rider                                                                              --           0.95%(3)

Extra Credit Rider(4)                                                                                3%          0.40%
                                                                                                     4%          0.55%
                                                                                                     5%          0.70%

Waiver of Withdrawal Charge Rider                                                                   --           0.05%

Alternate Withdrawal Charge Rider                                                                  0-Year        0.70%(5)

                                                                                                   4-Year        0.60%(5)
Bonus Match Rider                                                                                   --          $  25(6)

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                 Annual
                                                                                                                 Rider
                                                                                                    Rate(1)      Charge
                                                                                                    -------      ------

-----------
(1) Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Dollar for Dollar Living Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the Dollar for Dollar Combination Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

(2)   Not available to Texas residents.

(3) The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit" and "Total Protection." The current charge for each such rider is used in calculating the maximum rider charge of 2.00%.

(4) The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

(5) If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

(6) The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund's fees and expenses is contained in its prospectus.

                                    MINIMUM       MAXIMUM
                                    -------       -------
Total Annual Underlying Fund
Operating Expenses(1)                0.35%         1.79%

-------------------
(1) Expenses deducted from Underlying Fund assets include management fees, distribution fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2004, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2004.

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             1         3       5       10
                            YEAR     YEARS   YEARS    YEARS
                            ----     -----   -----    -----
If you surrender your
Contract at the end of
the applicable time
period                     $1,176   $2,169  $3,064   $5,358

If you do not surrender
or you annuitize your
Contract                   $  548   $1,635  $2,712   $5,358

CONDENSED FINANCIAL INFORMATION

      The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2004, as well as ending accumulation units outstanding under each Subaccount.

                                                                    2004            2003           2002          2001(a)
                                                                    ----            ----           ----          -------
AIM V.I. CAPITAL APPRECIATION

Accumulation unit value:
   Beginning of period........................................   $       8.51     $     6.87    $      9.49    $     10.00
   End of period..............................................   $       8.67     $     8.51    $      6.87    $      9.49
Accumulation units outstanding at the end of period...........        504,737        565,823        586,918        259,530

FEDERATED HIGH INCOME BOND II

Accumulation unit value:
   Beginning of period........................................   $      10.89     $     9.34    $      9.63    $     10.00
   End of period..............................................   $      11.49     $    10.89    $      9.34    $      9.63
Accumulation units outstanding at the end of period...........      3,558,643      3,010,362      2,806,293         97,378

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

Accumulation unit value:
   Beginning of period........................................   $      10.31     $    10.53    $     10.10    $     10.00
   End of period..............................................   $      10.21     $    10.31    $     10.53    $     10.10
Accumulation units outstanding at the end of period...........        857,113      1,079,791      1,077,180        146,321

FIDELITY VIP CONTRAFUND

Accumulation unit value:
   Beginning of period........................................   $      10.41     $     8.48    $      9.80    $     10.00
   End of period..............................................   $      11.48     $    10.41    $      8.48    $      9.80
Accumulation units outstanding at the end of period...........      1,630,836        671,194        153,755         13,890

FIDELITY VIP GROWTH OPPORTUNITIES

Accumulation unit value:
   Beginning of period........................................   $       9.10     $     7.34    $      9.84    $     10.00
   End of period..............................................   $       9.31     $     9.10    $      7.34    $      9.84
Accumulation units outstanding at the end of period...........        275,937        276,631         22,176             60

FIDELITY VIP INDEX 500

Accumulation unit value:
   Beginning of period........................................   $       8.83     $     7.21    $      9.71    $     10.00
   End of period..............................................   $       9.33     $     8.83    $      7.21    $      9.71
Accumulation units outstanding at the end of period...........        922,779      1,104,675        323,201         48,004

FIDELITY VIP INVESTMENT-GRADE BOND

Accumulation unit value:
   Beginning of period........................................   $      10.80     $    10.75    $     10.20    $     10.00
   End of period..............................................   $      10.77     $    10.80    $     10.75    $     10.20
Accumulation units outstanding at the end of period...........        956,947      1,129,075        823,421        159,149

FRANKLIN SMALL-MID CAP GROWTH SECURITIES

Accumulation unit value:
   Beginning of period........................................   $       9.47     $     7.22    $     10.58    $     10.00
   End of period..............................................   $      10.10     $     9.47    $      7.22    $     10.58
Accumulation units outstanding at the end of period...........        348,236      2,089,567        469,106         32,971

                                                                    2004            2003           2002          2001(a)
                                                                    ----            ----           ----          -------
NEUBERGER BERMAN AMT GUARDIAN

Accumulation unit value:
   Beginning of period........................................   $       8.86     $     7.03    $      9.99    $     10.00
   End of period..............................................   $       9.81     $     8.86    $      7.03    $      9.99
Accumulation units outstanding at the end of period...........        651,455        517,894        662,053        275,934

NEUBERGER BERMAN AMT PARTNERS

Accumulation unit value:
   Beginning of period........................................   $       9.45     $     7.31    $     10.08    $     10.00
   End of period..............................................   $      10.75     $     9.45    $      7.31    $     10.08
Accumulation units outstanding at the end of period...........        775,958        375,234        107,019         30,839

PIMCO VIT REAL RETURN

Accumulation unit value:
   Beginning of period........................................   $      10.35             --             --             --
   End of period..............................................   $      10.79     $    10.35             --             --
Accumulation units outstanding at the end of period...........        567,709        956,322             --             --

PIMCO VIT TOTAL RETURN

Accumulation unit value:
   Beginning of period........................................   $       9.95             --             --             --
   End of period..............................................   $       9.99     $     9.95             --             --
Accumulation units outstanding at the end of period...........        941,144        468,611             --             --

RVT CLS ADVISORONE AMERIGO

Accumulation unit value:
   Beginning of period........................................   $      11.35             --             --             --
   End of period..............................................   $      12.07     $    11.35             --             --
Accumulation units outstanding at the end of period...........     10,152,695      3,912,084             --             --

RVT CLS ADVISORONE CLERMONT

Accumulation unit value:
   Beginning of period........................................   $      10.59             --             --             --
   End of period..............................................   $      10.73     $    10.59             --             --
Accumulation units outstanding at the end of period...........      8,079,880       2,00,433             --             --

RYDEX VT ARKTOS

Accumulation unit value:
   Beginning of period........................................   $       8.82     $    14.70    $     11.47    $     10.00
   End of period..............................................   $       7.45     $     8.82    $     14.70    $     11.47
Accumulation units outstanding at the end of period...........      1,299,085      2,564,622      1,125,850        209,105

RYDEX VT BANKING

Accumulation unit value:
   Beginning of period........................................   $      11.75     $     9.31    $      9.80    $     10.00
   End of period..............................................   $      12.92     $    11.75    $      9.31    $      9.80
Accumulation units outstanding at the end of period...........        318,588        290,367        414,074         25,890

                                                                    2004             2003          2002          2001(a)
                                                                    ----             ----          ----          -------
RYDEX VT BASIC MATERIALS

Accumulation unit value:
   Beginning of period........................................   $       9.90     $     7.86    $      9.41    $     10.00
   End of period..............................................   $      11.46     $     9.90    $      7.86    $      9.41
Accumulation units outstanding at the end of period...........        938,793      2,901,717         54,050         58,258

RYDEX VT BIOTECHNOLOGY

Accumulation unit value:
   Beginning of period........................................   $       6.83     $     5.02    $      9.59    $     10.00
   End of period..............................................   $       6.62     $     6.83    $      5.02    $      9.59
Accumulation units outstanding at the end of period...........        375,042        532,443        583,099         91,220

RYDEX VT CONSUMER PRODUCTS

Accumulation unit value:
   Beginning of period........................................   $      10.61     $     9.09    $      9.85    $     10.00
   End of period..............................................   $      11.52     $    10.61    $      9.09    $      9.85
Accumulation units outstanding at the end of period...........        394,566        139,985        250,664         83,498

RYDEX VT ELECTRONICS

Accumulation unit value:
   Beginning of period........................................   $       6.54     $     4.02    $      8.11    $     10.00
   End of period..............................................   $       4.89     $     6.54    $      4.02    $      8.11
Accumulation units outstanding at the end of period...........      1,097,195      2,087,477        995,883         84,003

RYDEX VT ENERGY

Accumulation unit value:
   Beginning of period........................................   $       8.01     $     6.80    $      8.21    $     10.00
   End of period..............................................   $      10.15     $     8.01    $      6.80    $      8.21
Accumulation units outstanding at the end of period...........      1,710,868      1,768,493        393,288        226,716

RYDEX VT ENERGY SERVICES

Accumulation unit value:
   Beginning of period........................................   $       6.03     $     5.81    $      6.89    $     10.00
   End of period..............................................   $       7.72     $     6.03    $      5.81    $      6.89
Accumulation units outstanding at the end of period...........      1,959,108        704,239        596,114         85,820

RYDEX VT FINANCIAL SERVICES

Accumulation unit value:
   Beginning of period........................................   $       9.40     $     7.61    $      9.36    $     10.00
   End of period..............................................   $      10.55     $     9.40    $      7.61    $      9.36
Accumulation units outstanding at the end of period...........      1,289,783        709,165        153,702        243,491

RYDEX VT HEALTH CARE

Accumulation unit value:
   Beginning of period........................................   $       8.71     $     7.01    $      9.30    $     10.00
   End of period..............................................   $       8.86     $     8.71    $      7.01    $      9.30
Accumulation units outstanding at the end of period...........        834,980      1,431,342        205,091         48,367

                                                                    2004             2003          2002          2001(A)
                                                                    ----             ----          ----          -------
RYDEX VT INTERNET

Accumulation unit value:
   Beginning of period........................................   $       5.24     $     3.33    $      6.13    $     10.00
   End of period..............................................   $       5.81     $     5.24    $      3.33    $      6.13
Accumulation units outstanding at the end of period...........      1,053,391      1,363,991        993,714         57,798

RYDEX VT INVERSE DYNAMIC DOW(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $       8.60             --             --             --
Accumulation units outstanding at the end of period...........         80,736             --             --             --

RYDEX VT INVERSE MID CAP(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $       8.55             --             --             --
Accumulation units outstanding at the end of period...........          7,092             --             --             --

RYDEX VT INVERSE SMALL CAP(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $       8.32             --             --             --
Accumulation units outstanding at the end of period...........        357,297             --             --             --

RYDEX VT JUNO

Accumulation unit value:
   Beginning of period........................................   $       9.65             --             --             --
   End of period..............................................   $       8.25     $     9.65             --             --
Accumulation units outstanding at the end of period...........      1,171,671        408,600             --             --

RYDEX VT LARGE CAP EUROPE

Accumulation unit value:
   Beginning of period........................................   $       9.62     $     7.02    $     10.23    $     10.00
   End of period..............................................   $      10.70     $     9.62    $      7.02    $     10.23
Accumulation units outstanding at the end of period...........      2,595,308      2,293,628         35,795         34,265

RYDEX VT LARGE CAP JAPAN

Accumulation unit value:
   Beginning of period........................................   $       9.10     $     6.90    $      8.60    $     10.00
   End of period..............................................   $       9.61     $     9.10    $      6.90             --
Accumulation units outstanding at the end of period...........        603,920        659,214         92,027             --

RYDEX VT LARGE CAP GROWTH(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $      10.13             --             --             --
Accumulation units outstanding at the end of period...........      1,214,440             --             --             --

                                                                    2004             2003          2002          2001(a)
                                                                    ----             ----          ----          -------
RYDEX VT LARGE CAP VALUE(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $      10.93             --             --             --
Accumulation units outstanding at the end of period...........        521,378             --             --             --

RYDEX VT LONG DYNAMIC DOW(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $      10.56             --             --             --
Accumulation units outstanding at the end of period...........        168,831             --             --             --

RYDEX VT LEISURE

Accumulation unit value:
   Beginning of period........................................   $       7.42     $     5.74    $      7.03    $     10.00
   End of period..............................................   $       8.80     $     7.42    $      5.74    $      7.03
Accumulation units outstanding at the end of period...........      1,930,981      2,582,037        235,691         63,564

RYDEX VT MEDIUS

Accumulation unit value:
   Beginning of period........................................   $      11.22     $     7.68    $     10.61             --
   End of period..............................................   $      13.12     $    11.22    $      7.68             --
Accumulation units outstanding at the end of period...........      1,032,326        352,449        558,459             --

RYDEX VT MEKROS

Accumulation unit value:
   Beginning of period........................................   $      10.35     $     6.58    $     10.64             --
   End of period..............................................   $      12.41     $    10.35    $      6.58             --
Accumulation units outstanding at the end of period...........      2,349,970      4,573,132        278,131             --

RYDEX VT MID CAP GROWTH(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $      10.54             --             --             --
Accumulation units outstanding at the end of period...........      1,294,200             --             --             --

RYDEX VT MID CAP VALUE(b)

Accumulation unit value:
   Beginning of period........................................   $      10.00             --             --             --
   End of period..............................................   $      11.19             --             --             --
Accumulation units outstanding at the end of period...........        917,533             --             --             --

RYDEX VT NOVA

Accumulation unit value:
   Beginning of period........................................   $       7.60     $     5.70    $      9.26    $     10.00
   End of period..............................................   $       8.34     $     7.60    $      5.70    $      9.26
Accumulation units outstanding at the end of period...........      3,596,049      2,374,008      1,575,488        103,132

                                                                     2004           2003            2002           2001(a)
                                                                  -----------   ------------    ------------     -----------
RYDEX VT OTC

Accumulation unit value:
   Beginning of period........................................    $      8.03   $       5.77    $       9.84     $     10.00
   End of period..............................................    $      8.41   $       8.03    $       5.77     $      9.84
Accumulation units outstanding at the end of period...........      5,132,355      1,881,847         636,910         388,885

RYDEX VT PRECIOUS METALS

Accumulation unit value:
   Beginning of period........................................    $     20.31   $      15.05    $      10.79     $     10.00
   End of period..............................................    $     16.68   $      20.31    $      15.05     $     10.79
Accumulation units outstanding at the end of period...........        675,179      1,200,293       1,816,577          15,808

RYDEX VT REAL ESTATE

Accumulation unit value:
   Beginning of period........................................    $     12.04   $       9.65    $      10.19              --
   End of period..............................................    $     14.94   $      12.04    $       9.65              --
Accumulation units outstanding at the end of period...........        882,515        730,095          74,907              --

RYDEX VT RETAILING

Accumulation unit value:
   Beginning of period........................................    $      9.74   $       7.51    $      10.05     $     10.00
   End of period..............................................    $     10.26   $       9.74    $       7.51     $     10.05
Accumulation units outstanding at the end of period...........        211,853        565,974         166,404          97,543

RYDEX VT SECTOR ROTATION

Accumulation unit value:
   Beginning of period........................................    $      9.35   $       7.52    $       9.97              --
   End of period..............................................    $      9.92   $       9.35    $       7.52              --
Accumulation units outstanding at the end of period...........        821,735        574,165         463,440              --

RYDEX VT SMALL CAP GROWTH(b)

Accumulation unit value:
   Beginning of period........................................    $     10.00             --              --              --
   End of period..............................................    $     11.25             --              --              --
Accumulation units outstanding at the end of period...........      1,565,519             --              --              --

RYDEX VT SMALL CAP VALUE(b)

Accumulation unit value:
   Beginning of period........................................    $     10.00             --              --              --
   End of period..............................................    $     11.47             --              --              --
Accumulation units outstanding at the end of period...........      2,418,588             --              --              --

RYDEX VT TECHNOLOGY

Accumulation unit value:
   Beginning of period........................................    $      6.52   $       4.22    $       7.23     $     10.00
   End of period..............................................    $      6.32   $       6.52    $       4.22     $      7.23
Accumulation units outstanding at the end of period...........      1,109,050        742,700         777,972         107,433

                                                                     2004           2003            2002           2001(a)
                                                                  -----------   ------------    ------------     -----------
RYDEX VT TELECOMMUNICATIONS

Accumulation unit value:
   Beginning of period........................................    $      6.57   $       5.13    $       8.86     $     10.00
   End of period..............................................    $      7.09   $       6.57    $       5.13     $      8.86
Accumulation units outstanding at the end of period...........        682,117        780,580         950,713          30,609

RYDEX VT TITAN 500

Accumulation unit value:
   Beginning of period........................................    $      7.75   $       5.22    $      10.09             ---
   End of period..............................................    $      8.67   $       7.75    $       5.22             ---
Accumulation units outstanding at the end of period...........      1,064,347        646,422          87,267             ---

RYDEX VT TRANSPORTATION

Accumulation unit value:
   Beginning of period........................................    $      9.30   $       8.06    $       9.52     $     10.00
   End of period..............................................    $     10.95   $       9.30    $       8.06     $      9.52
Accumulation units outstanding at the end of period...........        887,391        267,314         516,183          35,370

RYDEX VT U.S. GOVERNMENT BOND

Accumulation unit value:
   Beginning of period........................................    $     10.48   $      11.01    $       9.69             ---
   End of period..............................................    $     10.89   $      10.48    $      11.01             ---
Accumulation units outstanding at the end of period...........      1,694,958      3,673,332         941,618             ---

RYDEX VT U.S. GOVERNMENT MONEY MARKET

Accumulation unit value:
   Beginning of period........................................    $      9.07   $       9.47    $       9.84     $     10.00
   End of period..............................................    $      8.71   $       9.07    $       9.47     $      9.84
Accumulation units outstanding at the end of period...........     11,866,677     17,598,158      15,037,054       2,766,898

RYDEX VT URSA

Accumulation unit value:
   Beginning of period........................................    $      8.28   $      11.32    $       9.71     $     10.00
   End of period..............................................    $      7.12   $       8.28    $      11.32     $      9.71
Accumulation units outstanding at the end of period...........        806,337        879,810       1,631,745         287,090

RYDEX VT UTILITIES

Accumulation unit value:
   Beginning of period........................................    $      5.47   $       4.56    $       7.08     $     10.00
   End of period..............................................    $      6.15   $       5.47    $       4.56     $      7.08
Accumulation units outstanding at the end of period...........      1,465,726        569,941       4,549,866          19,090

RYDEX VT VELOCITY 100

Accumulation unit value:
   Beginning of period........................................    $      5.05   $       2.66    $       9.08             ---
   End of period..............................................    $      5.53   $       5.05    $       2.66             ---
Accumulation units outstanding at the end of period...........      4,170,028      4,038,724         539,558             ---

                                                                     2004           2003            2002           2001(a)
                                                                  -----------   ------------    ------------     -----------
SBL GLOBAL

Accumulation unit value:
   Beginning of period........................................    $     10.35   $       7.52    $      10.13     $     10.00
   End of period..............................................    $     11.80   $      10.35    $       7.52     $     10.13
Accumulation units outstanding at the end of period...........        970,423        394,065          62,615           8,618

SBL SMALL CAP VALUE

Accumulation unit value:
   Beginning of period........................................    $     14.62             --              --              --
   End of period..............................................    $     16.89   $      14.62              --              --
Accumulation units outstanding at the end of period...........        400,922        300,056              --              --

WELLS FARGO ADVANTAGE OPPORTUNITY VT

Accumulation unit value:
   Beginning of period........................................    $      9.10   $       6.94    $       9.91     $     10.00
   End of period..............................................    $     10.29   $       9.10    $       6.94     $      9.91
Accumulation units outstanding at the end of period...........        676,311        244,277          64,855         265,116

TEMPLETON DEVELOPING MARKETS SECURITIES

Accumulation unit value:
   Beginning of period........................................    $     13.78   $       9.41    $       9.84     $     10.00
   End of period..............................................    $     16.45   $      13.78    $       9.41     $      9.84
Accumulation units outstanding at the end of period...........        101,168        136,333          45,322          21,180

TEMPLETON FOREIGN SECURITIES

Accumulation unit value:
   Beginning of period........................................    $      8.90   $       7.04    $       9.04     $     10.00
   End of period..............................................    $     10.09   $       8.90    $       7.04     $      9.04
Accumulation units outstanding at the end of period...........        684,526        764,342         270,057          63,480

-------------
(a)   For the period of April 2, 2001 (date of inception) through December 31,
      2001.

(b) For the period of April 29, 2004 (date of inception) through December 31, 2004.

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY BENEFIT LIFE INSURANCE COMPANY -- The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950.

      On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Owners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.

      The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2004, the Company had total assets of approximately $11.3 billion. Together with its subsidiaries, the Company has total funds under management of approximately $14.7 billion.

      The Principal Underwriter for the Contracts is Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker/dealer with the SEC and is a wholly-owned subsidiary of Security Benefit Corporation, a financial services holding company.

PUBLISHED RATINGS -- The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT -- The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. The Company may transfer to its general account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each

Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See "Substitution of Investments."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING FUNDS -- Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

      Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

      Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund's Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

      A summary of the investment objective of each of the Underlying Funds is set forth at the end of this Prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

      PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING. YOU MAY OBTAIN PROSPECTUSES FOR THE UNDERLYING FUNDS BY CONTACTING THE COMPANY.

      ADMINISTRATIVE, MARKETING, AND SUPPORT SERVICE PAYMENTS. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in consideration for distribution, administrative, marketing, and other services the Company (or its affiliates) provides. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, issuing, distributing, and administering the Contract.

      12b-1 FEES. The Company and/or its affiliate, Security Distributors, Inc. ("SDI"), the principal underwriter for the Contract, receive 12b-1 fees from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund's total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that you otherwise would have available for investment, and will reduce the return on your investment. The Company and SDI anticipate they will receive 12b-1 fees of either 0% or 0.25% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      ADMINISTRATIVE PAYMENTS. The Company (or its affiliates) also receives from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of the Underlying Funds a servicing fee for administrative and other services the Company (or its affiliates) provide relating to Separate Account operations. These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Payments of fees under these agreements do not increase the fees or expenses paid by the Underlying Funds or their shareholders. The Company and its affiliates anticipate they will receive administrative payments that range from 0% to 0.30% of the average net assets of the Contract invested in the Underlying Fund on an annual basis.

      OTHER PAYMENTS. An Underlying Fund's adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract ("selling firms") with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

      For details about the compensation payments the Company makes in connection with the sale of the Contract, see "Sale of the Contract."

      TOTAL PAYMENTS. The Company and its affiliates, including SDI, anticipate they will receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and administrative payments that range in total from 0.25% to a maximum of 0.55% of the average net assets of the Contract invested in the Underlying Funds on an annual basis.

      SELECTION OF UNDERLYING FUNDS. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will compensate the Company for providing administrative, marketing, and support services, as described above. The Company also considers whether the Underlying Fund's adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code ("Qualified Plan"). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

OPTIONAL RIDERS -- Upon your application for the Contract, you may select one or more of the following riders; provided, however, that you may select only one rider that provides a death benefit and may not select riders with total rider charges in excess of 2.00%:

-     Guaranteed Minimum Income Benefit at 3% or 5%;

-     Dollar for Dollar Living Benefit; (1)

-     Annual Stepped Up Death Benefit;*

-     Guaranteed Growth Death Benefit at 3%, 5%, 6%, or 7%;*

-     Combined Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Enhanced Death Benefit;*

-     Combined Enhanced and Annual Stepped Up Death Benefit;*

-     Combined Enhanced and Guaranteed Growth Death Benefit;*

-     Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit;*

-     Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only);*

-     Annual Stepped Up Death Benefit Beyond Age 80 (Florida only);*

-     Dollar for Dollar Combination Benefit;* (1)

-     Guaranteed Minimum Withdrawal Benefit; o Total Protection;*

-     Extra Credit at 3%, 4% or 5%;

-     Waiver of Withdrawal Charge;

-     0-Year or 4-Year Alternate Withdrawal Charge; or

-     Bonus Match.

*Provides a death benefit.

1. This Rider is available beginning on or about July 1, 2005.

The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit Rider, the Dollar for Dollar Living Benefit Rider, and the Total Protection Rider, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue. You cannot change or cancel the rider(s) that you select after they are issued, except you may cancel the Bonus Match Rider. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. See the detailed description of each rider below.

GUARANTEED MINIMUM INCOME BENEFIT -- This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"). The Minimum Income Benefit is equal to Purchase Payments (which do not include the CDSC Credit or any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider) and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elect the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount or the Potomac VP Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

      In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under "Annuity Options." The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

DOLLAR FOR DOLLAR LIVING BENEFIT -- The Dollar for Dollar Living Benefit Rider is available on or about July 1, 2005. If the rider is available, you may purchase it when you purchase the Contract or on any Contract Anniversary. This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit"); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment "floor."

      The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements applied in connection with those Purchase Payments, but not including the CDSC Credit or any Bonus Amounts and/or Additional Amounts paid under the Bonus Match Rider, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Income Benefit. If you purchase this rider when you purchase the Contract, the Annual Limit initially is equal to 6% of the initial Purchase Payment, including any Credit Enhancement, but not including the CDSC Credit or any Bonus Amounts and/or Additional Amounts. If you purchase this rider on a Contract Anniversary, the Annual Limit initially is equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant's 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under "Annuity Options." The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2%.

      The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. THE ALTERNATE BENEFIT IS AVAILABLE ONLY ON THE TENTH ANNIVERSARY OF THE RIDER PURCHASE DATE AND SHALL NOT BE AVAILABLE THEREAFTER. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

PAYMENT FREQUENCY         TOTAL NUMBER OF PAYMENTS
-----------------         ------------------------
     Monthly                         180
    Quarterly                        60
   Semiannual                        30
     Annual                          15

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under "Annuity Options").

      The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

      If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

      This rider is available only if the age of the Annuitant at the time the rider is issued is: (1) age 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) age 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) age 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan.

ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements (but not including the CDSC Credit or any Bonus Amounts or Additional Amounts), net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount or the Potomac VP Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner's 80th birthday; (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner's date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), net of premium tax and any withdrawals, including withdrawal charges.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be Contract Value, as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ANNUAL STEPPED UP AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.    The Annual Stepped Up Death Benefit (as described above); or

4.    The Guaranteed Growth Death Benefit at 5% (as described above).

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

ENHANCED DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted Purchase Payments.

- "Contract gain" is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

- "Adjusted Purchase Payments" are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND ANNUAL STEPPED UP DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the

      Enhanced Death Benefit (as described above); or

3. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

COMBINED ENHANCED, ANNUAL STEPPED UP, AND GUARANTEED GROWTH DEATH BENEFIT -- This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3. The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

4. The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

      If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

      This rider is available only if the age of the Owner at the time the rider is issued is age 79 or younger. See the discussion under "Death Benefit."

DEATH BENEFIT - RETURN OF PREMIUM BEYOND ISSUE AGE 80 (FLORIDA ONLY) -- This rider is available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges; or

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      See the discussion under "Death Benefit."

ANNUAL STEPPED UP DEATH BENEFIT BEYOND AGE 80 (FLORIDA ONLY) -- This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of the Owner's death and instructions regarding payment are received by the Company; or

3.    The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

- The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner's death; plus

- Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

- An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

      If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit will be as set forth in item 2 above.

      This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under "Death Benefit."

DOLLAR FOR DOLLAR COMBINATION BENEFIT -- The Dollar for Dollar Combination Benefit Rider is available beginning on or about July 1, 2005. This rider makes available a minimum amount for the purchase of a fixed Annuity ("Minimum Income Benefit") as described under "Dollar for Dollar Living Benefit"; provided, however, that unlike the Dollar for Dollar Living Benefit Rider, this rider is available only at the time you purchase the Contract. For a discussion of the Minimum Income Benefit, see "Dollar for Dollar Living Benefit."

      In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, Bonus Amounts, or Additional Amounts), less any withdrawals and withdrawal charges;

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.    The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death

Benefit, it should be viewed as a death benefit "floor."

      The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

      The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements (but not including any CDSC Credit, Bonus Amounts or Additional Amounts), less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Limit"), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, including any Credit Enhancement, but not including any CDSC Credit, Bonus Amounts and/or Additional Amounts. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

      The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

      In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner's 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Amounts, or Additional Amounts), less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

      In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

      The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner's death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

      This rider is available only if the age of each Owner on the Contract Date is 79 or younger and the age of each Annuitant on the Contract Date is: (1) 69 or younger for a Contract with a single Annuitant issued in connection with a Qualified Plan; (2) 74 or younger for a Contract with Joint Annuitants issued in connection with a Qualified Plan; and (3) 79 or younger for a Contract with a single or Joint Annuitants issued in connection with a Non-Qualified Plan. See the discussion under "Death Benefit."

GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. If you elect this rider when you purchase the Contract, your "Benefit Amount" is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchase the rider on a Contract Anniversary, your Benefit Amount is equal to a percentage of your Contract Value on the Valuation Date we add this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the "Remaining Benefit Amount."

      Under this rider, you may withdraw up to a specified amount each Contract Year (the "Annual Withdrawal Amount"), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

      ANNUAL
WITHDRAWAL AMOUNT*           BENEFIT AMOUNT*
------------------          ---------------
        5%                       130%
        6%                       110%
        7%                       100%

----------
 *A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

      If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

      If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under "Contingent Deferred Sales Charge," and "Extra Credit." Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. Please see "Federal Tax Matters."

      The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

      The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 85 or younger.

TOTAL PROTECTION -- You may purchase this rider when you purchase the Contract or on any Contract Anniversary. This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

      Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements or Purchase Payments made during the 12 months preceding the Owner's date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

  This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under "Guaranteed Minimum Withdrawal Benefit" above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary).

  The Guaranteed Minimum Accumulation Benefit provides that at the end of the "Term," which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

      The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of this rider if the rider is purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

      The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

      After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

      This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

      While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider is available only if the age of each Owner and Annuitant at the time the rider is purchased is age 79 or younger.

EXTRA CREDIT -- This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 3%, 4% or 5% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both a an Extra Credit Rider and a Bonus Match Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Amount. See "Bonus Match."

      In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider's date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1. The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by

2.    Contract Value immediately prior to the withdrawal.

      The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

      This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

      The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See "Waiver of Withdrawal Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit" and the discussions of the death benefit riders.

      The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

      If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

                      RATE OF RETURN
INTEREST RATE        (NET OF EXPENSES)
-------------         ---------------
      3%                  -5.00%
      4%                  -1.50%
      5%                   0.80%

      The Company may pay an additional Credit Enhancement to customers of broker-dealers that are concerned about the suitability of their customers' current contracts due to restrictions under those contracts on actively managed allocations. The Company will pay the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchange their current contract for this Contract and pay a withdrawal charge on the exchange. When such a customer purchases a Credit Enhancement of 5%, the Company may add an additional Credit Enhancement to the customer's initial Purchase Payment. The Company determines the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer's exchanged annuity contract. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and may be subject to a withdrawal charge.

WAIVER OF WITHDRAWAL CHARGE -- This rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home, terminal illness, or total and permanent disability prior to age 65.

      The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a "hospital" or "qualified skilled nursing facility" for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

      The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a "terminal illness"; and (2) such illness was first diagnosed after the Contract was issued.

      The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

      Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician's statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

      The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

      If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. This rider is available only if the age of the Owner at the time the Contract is issued is age 65 or younger.

ALTERNATE WITHDRAWAL CHARGE -- This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

  0-YEAR SCHEDULE          4-YEAR SCHEDULE
----------------------------------------------
PURCHASE                 PURCHASE
PAYMENT                   PAYMENT
 AGE (IN    WITHDRAWAL    AGE (IN   WITHDRAWAL
YEARS)       CHARGE      YEARS)       CHARGE
----------------------------------------------
0 and over     0%           1          7%
                            2          7%
                            3          6%
                            4          5%
                        5 and over     0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales Charge." If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See "Extra Credit.

BONUS MATCH -- This rider currently is available only for Contracts issued in California, Kansas and Ohio in connection with a retirement plan qualified under
Section 403(b) of the Internal Revenue Code. You may purchase this rider at Contract issue or any time thereafter. The rider provides for the Company to add a Bonus Amount to your Contract Value during the "Bonus Match Period," which is the period that begins on the date the rider is first in effect and ends on the fifth anniversary of the rider's date of issue. The rider will be in effect as of the Valuation Date the Company receives: (1) the rider election form or your written request electing the rider, and (2) notice of your first use of the affinity credit card discussed below. You may have in effect on your Contract both a Bonus Match Rider and an Extra Credit Rider; provided, however, that each rider calculates the Bonus Amount and Credit Enhancement amount, respectively, on the basis of Purchase Payments, which do not include any Bonus Amount or Credit Enhancement. See "Extra Credit."

      The Bonus Amount is an amount equal to the applicable percentage as set forth in the table below of Purchase Payments applied to your Contract under a salary reduction arrangement. The Company will apply Bonus Amounts to your Contract Value on the Valuation Date next following the Valuation Date on which such salary reduction Purchase Payment is applied. As set forth in the table below, the applicable Bonus Amount percentage is based on the amount of Contract Value as of the date that the Bonus Amount is applied. Bonus Amounts will be allocated among the Subaccounts in the same proportion as the applicable salary reduction Purchase Payment.

                           BONUS AMOUNT (AS
                                   A
   CONTRACT VALUE AS          % OF SALARY
    OF DATE  BONUS             REDUCTION
   AMOUNT IS APPLIED      PURCHASE PAYMENTS)
-----------------------   -----------------
Less than $50,000                 2%
$50,000 up to $100,000            4%
$100,000 up to $250,000           6%
$250,000 or more                  8%

The Company guarantees that it will pay the Bonus Amounts during the Bonus Match Period, which begins upon the date the rider is first in effect. For this rider to be in effect, the Owner must have completed each of the following steps: (1) submit an application for the affinity credit card and a written request for this rider to the Company; (2) receive approval from the credit card issuer; and
(3) make first use of the credit card. If you are not approved for the credit card, the rider will not go into effect and no Bonus Amounts will be paid. The Company requires the Owner to keep the affinity credit card active and enter into a new affinity credit card arrangement if any current credit card arrangement is terminated to keep this rider in effect. If the Owner does not maintain an active affinity credit card, the rider will terminate automatically and no further Bonus Amounts will be paid under the rider. At its sole discretion, the Company may add Bonus Amounts to your Contract Value after the Bonus Match Period, but any such additional Bonus Amounts are not guaranteed and will only be paid while the rider is in effect.

      At the end of each calendar year while this rider is in effect, the Company in its sole discretion may elect to add to Contract Value an "Additional Amount" equal to: (a) amounts earned during the calendar year in connection with the Owner's credit card purchases under the credit card arrangement (currently 1.10% of credit card purchases), net of any amounts deducted by the Company to administer the credit card arrangement; less (b) Bonus Amounts added to Contract Value during the calendar year; plus (c) a portion of sponsorship dollars, if any, solicited or contributed by the Company and accrued during the calendar year. The portion of sponsorship dollars shall be determined by the Company and allocated to the Owner on the basis of the amount of salary reduction Purchase Payments applied to the Contract during the calendar year relative to salary reduction Purchase Payments made by other owners of the rider. The Company shall add any such Additional Amount to Contract Value on a Valuation Date not later than the last Valuation Date of January in the following calendar year; provided that the rider is in effect on that date and the Additional Amount is greater than $0.

      At any time after the fifth anniversary of the rider's date of issue, the Company reserves the right to terminate the rider and make no further payments of Bonus Amounts or Additional Amounts. Effective upon the date of any rider termination, the Company will stop deducting the rider charge.

      The Bonus Amounts and any Additional Amounts vest immediately but are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amount or Additional Amount. In the event that you exercise your right to cancel during the free look period, the Company will reduce your Contract Value by the current value of any Bonus Amount or Additional Amount that has been applied to your Contract Value.

      In the event that the death benefit under your Contract is based upon the sum of all Purchase Payments made by the Owner, Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. In the event that the death benefit under your Contract is based upon Purchase Payments increased at an annual rate of interest ("Guaranteed Growth Death Benefit"), Purchase Payments shall not include any Bonus Amounts or Additional Amounts paid under this rider. The Company will not recapture any Bonus Amounts or Additional Amounts from the death benefit under the Contract.

      If you have elected the Guaranteed Minimum Income Benefit Rider, neither Bonus Amounts nor Additional Amounts are included in Purchase Payments for the purpose of calculating benefits under the Guaranteed Minimum Income Benefit Rider.

      The Company expects to make a profit from the charge for this rider and funds payment of the Bonus Amounts through the rider charge and amounts earned under the credit card arrangement. The Bonus Match Rider would make sense for you only if (1) you have Contract Value in excess of $10,000 and you plan to make salary reduction Purchase Payments, or (2) you expect to make salary reduction Purchase Payments of more than $1,250 in each Contract Year. If you make salary reduction Purchase Payments of less than $1,250 and the rider charge is imposed based upon Contract Value of less than $10,000, then the cost of the rider will exceed its benefit and you will be worse off than if you had not purchased the rider.

PURCHASE PAYMENTS -- The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative's broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its general account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      The Company generally will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for Purchase Payments allocated in whole or in part to the Potomac Dynamic VP HY Bond Subaccount and/or Potomac VP Money Market Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative's broker-dealer.

      If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfers, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

      For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a "CDSC Credit") to such a customer's Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

      You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING OPTION -- Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      An Asset Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly or quarterly basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option.

ASSET REALLOCATION OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset
Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

      Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under "Transfers of Contract Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset

Reallocation Option at any time. The Company does not currently charge a fee for this option.

TRANSFERS OF CONTRACT VALUE -- You may transfer Contract Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

      The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for requests that include a transfer in whole or in part to or from the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Potomac VP Money Market Subaccount and the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

      FREQUENT TRANSFER RESTRICTIONS. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

      The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

-     the total dollar amount being transferred;

-     the number of transfers you made within the previous 12 months;

-     transfers to and from (or from and to) the same Subaccount;

- whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

- whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and

Participants, the Company will send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. In addition, the Company will require that you submit transfer requests in writing via regular U.S. mail for a 90-day period if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) ("round trip transfers") during the prior 12-month period, as follows.

                                                 NUMBER OF
                                                ROUND TRIPS
                SUBACCOUNT                      TRANSFERS*
---------------------------------------         -----------
Potomac VP Money Market and all Rydex           Unlimited
Subaccounts, except the Rydex VT Sector
Rotation

Potomac Dynamic VP HY Bond                          8

Rydex VT Sector Rotation                            6

AIM V.I. Capital Appreciation,                      4
Federated Fund for U.S. Government
Securities II, Fidelity VIP Contrafund,
Fidelity VIP Growth Opportunities,
Fidelity VIP Index 500, Fidelity
Investment Grade Bond, Neuberger Berman
AMT Guardian, Neuberger Berman AMT
Partners, PIMCO VIT Real Return, PIMCO
VIT Total Return, RVT CLS AdvisorOne
Amerigo, RVT CLS AdvisorOne Clermont,
SBL Global, SBL Small Cap Value

Wells Fargo Advantage Opportunity VT                2

Federated High Income Bond II                       1**

--------------
*Number of round trip transfers in any 12-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter. Please note that you may not transfer your Contract Value to Franklin Small-Mid Cap Growth Securities, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts, effective May 1, 2004.

**Number of round trips in any three-month period that will trigger a letter requiring that you submit transfer requests in writing via regular U.S. mail for a 90-day period that begins on the date of the letter.

      In addition to the Company's own frequent transfer procedures, managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund's policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying

Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

      Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to the Potomac VP Money Market Subaccount and certain of the Rydex Subaccounts, which do not limit or restrict transfers. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      The Company does not limit or restrict transfers to or from the Potomac VP Money Market Subaccount and the Rydex Subaccounts (excluding the Rydex Sector Rotation Subaccount), which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

      Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

CONTRACT VALUE -- The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

      On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Contract Value." Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION OF CONTRACT VALUE -- Your Contract Value will vary to a degree that depends upon several factors, including

- Investment performance of the Subaccounts to which you have allocated Contract Value,

-     Payment of Purchase Payments,

-     Full and partial withdrawals, and

- Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner's interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, Bonus Amounts, and Additional Amounts, allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

      In addition to Purchase Payments, other transactions including full or partial withdrawals, transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

      The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

      The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (other than the Bonus Match Rider) (the "Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company deducts the Excess Charge only upon reinvestment of the monthly dividend and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

CUT-OFF TIMES -- Any financial transactions involving your Contract, including those submitted by telephone, must be received by us no later than one hour (two hours for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by 2:00 p.m. Central time (1:00 p.m. Central time for any transaction that includes in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount) (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals, death benefit payments, and Purchase Payments. The Company may extend the cut-off time to 25 minutes prior to any announced closing (generally 2:35 p.m. Central time) for transfers submitted electronically through the Company's Internet web site. The cut-off time will not be extended, however, for transactions that include in whole or in part the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount, and the Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

FULL AND PARTIAL WITHDRAWALS -- An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See "Annuity Period" for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 2:00 p.m. Central time (1:00 p.m. Central time for withdrawals in whole or in part from the Potomac Dynamic VP HY Bond Subaccount and/or the Potomac VP Money Market Subaccount), the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Contingent Deferred Sales Charge," "Account Administration Charge," and "Premium Tax Charge." If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under "Extra Credit." The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

      The Company requires the signature of all Owners on any request for withdrawal, and a guarantee of all such signatures to effect the transfer or exchange of all or part of the Contract for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit, Bonus Amounts, and/or Additional Amounts that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient

Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See "Premium Tax Charge" and "Extra Credit." If a partial withdrawal is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner's instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans" and "Restrictions under the Texas Optional Retirement Program." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Request for Scheduled Systematic Payments form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See "Extra Credit."

      In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the "Withdrawal Value"). The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

      The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Restrictions on Withdrawals from Qualified Plans," "Restrictions under the Texas Optional Retirement Program," and "Federal Tax Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Amounts. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Amounts from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Amounts during the Free-Look Period.

      Some states' laws require us to refund your Purchase Payments instead of your Contract Value. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund Purchase Payments (not including any CDSC Credit, Credit Enhancements, and/or Bonus Amounts) allocated to the Subaccounts rather than Contract Value.

DEATH BENEFIT -- You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of the Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1. The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Amounts and/or Additional Amounts if the Extra Credit Rider and/or Bonus Match Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2. The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner's death).

      If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

      If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider, Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit - Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), Dollar for Dollar Combination Benefit Rider and Total Protection Rider. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner's date of death.

      The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. IF THE COMPANY DOES NOT RECEIVE AT ITS ADMINISTRATIVE OFFICE WITHIN SIX MONTHS OF THE DATE OF THE OWNER'S DEATH INSTRUCTIONS REGARDING THE DEATH BENEFIT PAYMENT, THE DEATH BENEFIT WILL BE AS SET FORTH IN ITEM 2 ABOVE. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse's death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT DEFERRED SALES CHARGE -- The Company does not deduct sales charges from Purchase Payments before allocating them to Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a "withdrawal charge") on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. If the Bonus Match Rider is in effect, Purchase Payments include Bonus Amounts and Additional Amounts paid under the rider for purposes of assessing the withdrawal charge. As such, Bonus Amounts and Additional Amounts are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Amounts or Additional Amounts. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

      The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

      The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit, Bonus Amounts, and/or Additional Amounts that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Amounts, then Additional Amounts in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit, Bonus Amounts, and Additional Amounts for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

      The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, Bonus Amounts, and/or Additional Amounts have been held under the Contract. Each Purchase Payment, CDSC Credit, Bonus Amount, or Additional Amount is considered to have a certain "age," depending on the length of time since the Purchase Payment, CDSC Credit, Bonus Amount, or Additional Amount was effective. A Purchase Payment, Bonus Amount, or Additional Amount is "age one" in the year beginning on the date the Purchase Payment, Bonus Amount, or Additional Amount is received by the Company and increases in age each year thereafter. Similarly, the CDSC is "age one" in the year beginning on the Contract Date and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

 PURCHASE PAYMENT,
CDSC CREDIT, BONUS
    AMOUNT, OR
 ADDITIONAL AMOUNT
        AGE
    (IN YEARS)              WITHDRAWAL CHARGE
------------------          -----------------
           1                       7%
           2                       7%
           3                       6%
           4                       5%
           5                       4%
           6                       3%
           7                       2%
       8 and over                  0%

      The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit, Bonus Amounts, and Additional Amounts paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

      The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

MORTALITY AND EXPENSE RISK CHARGE -- The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount's average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your

Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

                                       ANNUAL MORTALITY
                                       AND EXPENSE RISK
        CONTRACT VALUE                      CHARGE
------------------------------         ----------------
Less than $25,000                           1.10%
At least $25,000 but less than              0.95%
   $100,000
$100,000 or more                            0.85%

These amounts are also deducted during the Annuity Period. Under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25% under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted monthly. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See "Determination of Contract Value" for more information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount's average daily net assets. The administration charge varies by Subaccount and is 0.25% for the OppenheimerFunds Global and Wells Fargo Small Cap Value Subaccounts; 0.40% for the Potomac Dynamic VP HY Bond and Potomac VP Money Market Subaccounts; 0.45% for the Rydex VT U.S. Government Money Market, Rydex VT Arktos, Rydex VT Juno, Rydex VT Medius, Rydex VT Mekros, Rydex VT Nova, Rydex VT OTC, Rydex VT Ursa, Rydex VT Large Cap Europe, Rydex VT Large Cap Japan, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Consumer Products, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Financial Services, Rydex VT Health Care, Rydex VT Internet, Rydex VT Leisure, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Sector Rotation, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Titan 500, Rydex VT Transportation, Rydex VT U.S. Government Bond, Rydex VT Utilities, Rydex VT Large Cap Growth, Rydex VT Large Cap Value, Rydex VT Mid Cap Growth, Rydex VT Mid Cap Value, Rydex VT Small Cap Growth, Rydex VT Small Cap Value, Rydex VT Long Dynamic Dow 30, Rydex VT Inverse Dynamic Dow 30, Rydex VT Inverse Small Cap, Rydex VT Inverse Mid Cap and Rydex VT Velocity 100 Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Investment-Grade Bond, Fidelity VIP Growth Opportunities, RVT CLS AdvisorOne Amerigo, and RVT CLS AdvisorOne Clermont Subaccounts; 0.55% for the Fidelity VIP Index 500, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the AIM V.I. Capital Appreciation, Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets, and Templeton Foreign Securities Subaccounts. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT ADMINISTRATION CHARGE -- The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIATIONS IN CHARGES -- The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

OPTIONAL RIDER CHARGES -- In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue, except the Guaranteed Minimum Withdrawal Benefit, Dollar for Dollar Living Benefit and Total Protection Riders, which are also available for purchase on a Contract Anniversary, and the Bonus Match Rider, which is also available at any time after Contract issue.

      The Company deducts a monthly charge from Contract Value for any riders elected by the Owner, except the Bonus Match Rider, which has an annual charge of $25. For the other riders, the Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date, and the charge for the Bonus Match Rider will terminate upon termination of the rider. The amount of each rider charge (other than the Bonus Match Rider) is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select riders with total rider charges that exceed 2.00% of Contract Value.

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                  Annual
                                                                                                                  Rider
                                                                                                    Rate(1)       Charge
                                                                                                    -------       ------
Guaranteed Minimum Income Benefit                                                                     3%          0.25%

                                                                                                      5%          0.40%

Dollar for Dollar Living Benefit                                                                      6%          0.75%

Annual Stepped Up Death Benefit                                                                      ---          0.25%

Guaranteed Growth Death Benefit                                                                       3%          0.15%
                                                                                                      5%          0.25%
                                                                                                      6%(2)       0.30%
                                                                                                      7%(2)       0.35%

Combined Annual Stepped Up and Guaranteed Growth Death Benefit                                        5%          0.30%

Enhanced Death Benefit                                                                               ---          0.25%

Combined Enhanced and Annual Stepped Up Death Benefit                                                ---          0.40%

Combined Enhanced and Guaranteed Growth Death Benefit                                                 5%          0.40%

Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit                              5%          0.45%

Death Benefit - Return of Premium Beyond Issue Age 80 (Florida only)                                 ---          0.30%

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only)
   Issue Ages 80 and below                                                                           ---          0.45%
   Issue Ages 81 and above                                                                           ---          1.25%

Dollar for Dollar Combination Benefit                                                                 6%          1.00%

Guaranteed Minimum Withdrawal Benefit                                                                ---          0.55%(3)

Total Protection                                                                                     ---          0.95%(4)

Extra Credit(5)                                                                                       3%          0.40%
                                                                                                      4%          0.55%
                                                                                                      5%          0.70%

Waiver of Withdrawal Charge                                                                          ---          0.05%

Alternate Withdrawal Charge                                                                         0-Year        0.70%(6)
                                                                                                    4-Year        0.60%(6)

Bonus Match                                                                                          ---          $ 25(7)

OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)

                                                                                                                  Annual
                                                                                                                  Rider
                                                                                                    Rate(1)       Charge
                                                                                                    -------       ------

--------------
1 Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the Dollar for Dollar Living Benefit Rider, the Guaranteed Growth Death Benefit Rider, the Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, the Combined Enhanced and Guaranteed Growth Death Benefit Rider, the Combined Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider, and the Dollar for Dollar Combination Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2     Not available to Texas residents.

3 The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under "Guaranteed Minimum Withdrawal Benefit." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

4 The Company may increase the rider charge for the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.45% on an annual basis. Please see the discussion under "Total Protection." The current charge for such rider is used in calculating the maximum rider charge of 2.00%.

5 The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

6 If the Company issued your rider prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.60% and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

7 The Company will deduct a charge of $25 on each anniversary of the rider's date of issue; provided that the rider is in effect on that date and your Contract Value is less than $10,000. If you surrender your Contract prior to the Contract Anniversary in any Contract Year, the Company will not deduct any applicable rider charge for that Contract Year. The Company waives the rider charge if Contract Value is $10,000 or more on the date the charge is to be deducted.

GUARANTEE OF CERTAIN CHARGES -- The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 1.10% (1.25% during the Annuity Period) of each Subaccount's average daily net assets; (2) the administration charge will not exceed an annual rate of 0.60% of each Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.

UNDERLYING FUND EXPENSES -- Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund's prospectus, are not specified or fixed under the terms of the Contract.

ANNUITY PERIOD

GENERAL -- You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant's 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See "Selection of an Option." If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

      On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms--either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

      The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Start Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually. In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

      Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant's death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

      You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

      You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company's Administrative Office.

      Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

      If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The Owner may not make systematic withdrawals under Option 7. See "Value of Variable Annuity Payments: Assumed Interest Rate" for more information with regard to how the Company calculates variable annuity payments.

      An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

      The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

ANNUITY OPTIONS --

      OPTION 1 -- LIFE INCOME. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 -- LIFE INCOME WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the Dollar for Dollar Living Benefit Rider, or the Dollar for Dollar Combination Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the Dollar for Dollar Living Benefit and Dollar for Dollar Combination Riders) in lieu of the rate described above.

      OPTION 3 -- LIFE WITH INSTALLMENT OR UNIT REFUND OPTION. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

      OPTION 4 --

      A. JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following the Annuitant's death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION 4A. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      B. JOINT AND LAST SURVIVOR WITH GUARANTEED PAYMENTS OF 5, 10, 15 OR 20 YEARS. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the Dollar for Dollar Living Benefit Rider, or the Dollar for Dollar Combination Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2 1/2% (2% for the Dollar for Dollar Living Benefit and Dollar for Dollar Combination Riders) in lieu of the rate described above.

      OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

      OPTION 7 -- PERIOD CERTAIN. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

      OPTION 8 -- JOINT AND CONTINGENT SURVIVOR OPTION. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTIONS 1 AND 4A, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the Contract which are used to calculate variable annuity payments for

Annuity Options 1 through 4, 7 and 8 are based on an "assumed interest rate" of 3 1/2%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

      The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

      On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount's Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

      Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant's 95th birthday.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the application or in any later change shown in the Company's records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as "Non-natural Persons." See "Federal Tax Matters."

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION AND CHANGE OF BENEFICIARY -- The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

      Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary except a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT -- The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company's Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

- During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

- During which trading on the New York Stock Exchange is restricted as determined by the SEC,

- During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

- For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS -- If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal, as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59 1/2. See the discussion under "Tax Penalties."

      Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

      If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner's December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract's Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

      The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See "Federal Tax Matters."

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM -- If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education.

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

      GENERAL. The Company intends to be taxed as a life insurance company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of
Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are adopted, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

INCOME TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS -- Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

      SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY START DATE. Code Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

      SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

      For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS. With respect to amounts

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

withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d));
(vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

      If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or
(b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

      DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

      Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      GIFT OF ANNUITY CONTRACTS. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      CONTRACTS OWNED BY NON-NATURAL PERSONS. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      MULTIPLE CONTRACT RULE. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      POSSIBLE TAX CHANGES. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS -- The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner's Beneficiary designation or elected payment option may not be enforceable.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

      The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

      SECTION 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity program.

      Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee's interest in a retirement plan qualified under Code
Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

      If an employee dies before reaching his or her required beginning date, the employee's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee's death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee's surviving spouse, distributions may be delayed until the employee would have reached age 70 1/2. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

      If an employee dies after reaching his or her required beginning date, the employee's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee's death.

      A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

      Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

      A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

      Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See "Rollovers."

      SECTIONS 408 AND 408A. INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

      IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

     TAX YEAR                AMOUNT
-------------------          ------
     2005-2007               $4,000
2008 and thereafter          $5,000

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the 2005 tax year, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($70,000 for a married couple filing a joint return and $50,000 for a single taxpayer in 2005). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

      Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

      In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under
Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70 1/2--the contract owner's retirement date, if any, will not affect his or her required beginning date. See "Section 403(b)." Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution that bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

      Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See "Rollovers."

      ROTH IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

      Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner's lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner's death must begin to be distributed by the end of the first calendar year after death, and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

      ROLLOVERS. A "rollover" is the tax-free transfer of a distribution from one "eligible retirement plan" to another. Distributions which are rolled over are not included in the employee's gross income until some future time.

      If any portion of the balance to the credit of an employee in a Section 403(b)
plan is paid to the employee in an "eligible rollover distribution" and the employee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another eligible retirement plan. An "eligible rollover distribution" generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

      An "eligible retirement plan" will be another Section 403(b) plan, a traditional individual retirement account or annuity described in Code Section 408.

      A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

      TAX PENALTIES. PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the participant reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; or (viii) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

      The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59 1/2: withdrawals made to pay "qualified" higher education expenses and withdrawals made to pay certain "eligible first-time home buyer expenses."

      MINIMUM DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed.

      WITHHOLDING. Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

      Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than ten years) from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

      The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

      The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

      Voting rights attributable to your Contract Value in a Subaccount for which no timely voting instructions are received will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS -- The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the general account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such

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

registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS -- The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

      You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

ELECTRONIC PRIVILEGES -- You may request a transfer of Contract Value and may make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed, and filed at the Company's Administrative Office. You also may request a transfer of Contract Value electronically via facsimile, or through the Company's Internet web site if you have authorized your financial representative to make financial transactions on your behalf. Any telephone or electronic device, whether it is the Company's, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company's procedures require that any person requesting a transfer by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

      By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys' fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

STATE VARIATIONS -- The Prospectus and Statement of Additional Information provide a general description of the

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

Contract. Certain provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders, endorsements, and options may not be available, because of legal restrictions in your state. Your actual contract and any endorsements or riders are the controlling documents. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company's Administrative Office.

LEGAL PROCEEDINGS -- The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. ("SDI") is a party that are reasonably likely to materially affect the Separate Account or the Company's ability to meet its obligations under the Contract, or Security SDI's ability to perform its contract with the Separate Account.

      In 2003 and 2004, the SEC requested information from the Company relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries were similar to those made to many financial service companies as part of an industry-wide investigation by the SEC into the practices, policies, and procedures relating to trading in mutual fund shares. The Company responded to the information requests and is not aware of any problems with respect to such matters involving the Company, SDI, or the Separate Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

SALE OF THE CONTRACT -- The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

      PRINCIPAL UNDERWRITER. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. ("SDI"), for the distribution and sale of the Contract. SDI's home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Corporation, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of NASD, Inc.

      SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers (including Brecek & Young Advisors, Inc., an affiliate of the Company and SDI) that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, "Selling Broker-Dealers"). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2004, 2003, and 2002, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $4,849,070, $6,434,187, and $3,613,911, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI's operating and other expenses, including the following sales expenses: compensation and bonuses for SDI's management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

      SELLING BROKER-DEALERS. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The

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

Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its general account.

      COMPENSATION PAID TO ALL SELLING BROKER-DEALERS. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/ or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials (such as the one described below); however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

      The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO SELECTED SELLING BROKER-DEALERS. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company's variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers' marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company's variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; and (5) industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers' registered representatives.

      The following list sets forth the names of the top ten Selling Broker-Dealers that received additional compensation from the Company in 2004 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract):
Vantage Securities, Inc.; Aquarius Fund Distributors, LLC; OFG Financial Services, Inc.; Brecek & Young Advisors, Inc.; Legend Equities Corp.; Morgan Keegan and Company, Inc.; Lincoln Investment Planning, Inc.; Butler Freeman Tally Financial Group, LLC; PacVest Associates, Inc.; and USA Financial Securities Corporation.

      These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company's products (and/or its affiliates' products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of

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

additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. ASK YOUR REGISTERED REPRESENTATIVE FOR FURTHER INFORMATION ABOUT WHAT HE OR SHE AND THE SELLING BROKER-DEALER FOR WHOM HE OR SHE WORKS MAY RECEIVE IN CONNECTION WITH YOUR PURCHASE OF A CONTRACT.

      ADDITIONAL COMPENSATION PAID TO AFFILIATED SELLING BROKER-DEALERS. In addition to ordinary commissions, non-cash compensation, and additional compensation, the Company pays some or all of the operating and other expenses of its affiliated Selling Broker-Dealer, Brecek & Young Advisors, Inc. ("Brecek"), such as paid-in-capital, overhead, and legal and accounting fees. SDI also pays Brecek a marketing allowance equal to 0.50% of its aggregate sales of variable annuity contracts issued by the Company (and its affiliates). Brecek does not pay any portion of such marketing allowance to its registered representatives. Brecek pays its registered representatives a portion of the commissions received for their sales of the Contract in accordance with its respective internal compensation program.

      BONUS COMMISSION PAYMENT PROGRAM. During the period from January 1, 2005 through December 31, 2005, SDI, in connection with the Company, will offer a special "bonus" commission payment program pursuant to which SDI will pay additional commissions ("Promotional Payments") to certain selling firms whose registered representatives achieve certain target purchase payment levels under the Contracts. Each selling firm determines, in its own discretion, whether to pay its registered representatives all or a portion of the Promotional Payments it receives.

      More specifically, the amount of a Promotional Payment depends on the amount of total purchase payments made under Contracts attributable to a particular registered representative's sales. Total purchase payments include initial Purchase Payments and all subsequent Purchase Payments made between January 1, 2005 and December 31, 2005. The higher the number of Contracts sold and/or the dollar amount of total Purchase Payments made during this period, the higher a selling firm's Promotional Payments may be. For example, if total Purchase Payments attributable to your registered representative reach $1,000,000 during 2005, his or her selling firm will receive a promotional payment of $1,500. Selling firms may receive Promotional Payments of up to $50,000 for each registered representative if total purchase payments attributable to that registered representative reach $10,000,000.

      SDI will not pay any Promotional Payments to a selling firm in connection with a Contract: (1) that does not impose a contingent deferred sales charge or only imposes a contingent deferred sales charge during the first Contract Year;
(2) was purchased in exchange for an existing variable annuity contract or variable life insurance policy issued by the Company or its affiliate; (3) was purchased in exchange for a variable annuity contract or variable life insurance policy issued by an insurance company not affiliated with the Company and the contingent deferred sales charge was waived as a result of the exchange; or (4) was purchased in connection with a Section 403(b) tax qualified retirement plan.

      The prospect of receiving, or the receipt of, Promotional Payments may provide selling firms and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. For more information about Promotional Payments or any other compensation arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

PERFORMANCE INFORMATION

      Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount and the Potomac VP Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Rydex VT U.S. Government Money Market Subaccount and Potomac VP Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then "annualized"

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(i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Rydex VT U.S. Government Money Market Subaccount and Potomac VP Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount and Potomac VP Money Market Subaccount may also become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

      Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

      Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

ADDITIONAL INFORMATION

REGISTRATION STATEMENT -- A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS -- The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account XIV at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

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TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

      The Statement of Additional Information contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
   Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER
   TAX-QUALIFIED RETIREMENT PLANS
   Section 403(b)
   Sections 408 and 408A

PERFORMANCE INFORMATION

EXPERTS

FINANCIAL STATEMENTS

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OBJECTIVES FOR UNDERLYING FUNDS

There is no guarantee that the investment objective of any Underlying Fund will be met.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY BE FOUND IN THE RESPECTIVE UNDERLYING FUND PROSPECTUS. PROSPECTUSES FOR THE UNDERLYING FUNDS SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- AIM Variable Insurance Funds, an open-end series management investment company, is a Delaware business trust. Currently, shares of the Trust are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies.

      AIM V.I. CAPITAL APPRECIATION FUND SERIES I. AIM V.I. Capital Appreciation Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds. A I M Advisors, Inc. serves as the Fund's investment adviser.

      INVESTMENT OBJECTIVE: To seek growth of capital. The Fund seeks to meet this objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially change. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

FEDERATED INSURANCE SERIES -- Federated Insurance Series, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser of Federated Insurance Series and its portfolios.

      FEDERATED HIGH INCOME BOND FUND II - SERVICE SHARES. Federated High Income Bond Fund II - Service Shares (the "Fund") is a portfolio of Federated Insurance Series.

      INVESTMENT OBJECTIVE: To seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds").

      FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II. Federated Fund For U.S. Government Securities II (the "Fund") is a portfolio of Federated Insurance Series.

      INVESTMENT OBJECTIVE: The Fund seeks to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following its investment strategies. The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage backed securities issued by U.S. government agencies. In addition, the Fund may invest a portion of its assets in investment grade non-governmental mortgage backed securities..

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 21, 1988. The Fidelity Variable Insurance Products Fund's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the investment adviser of VIP and its portfolios.

      FIDELITY VIP CONTRAFUND(R) - SERVICE CLASS 2. Fidelity VIP Contrafund(R) (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMR Co., Inc. ("FMRC") began serving as subadviser to the fund. On behalf of VIP Contrafund, FMR has entered into subadvisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"). On behalf of VIP Contrafund, FMR Far East has entered into a subadvisory agreement with Fidelity Investments Japan Limited ("FIJ").

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      INVESTMENT OBJECTIVE: To seek long-term appreciation. The Fund seeks to meet this objective by:

-     Normally investing primarily in common stocks.

- Investing in securities of companies whose value it believes is not fully recognized by the public.

-     Investing in domestic and foreign issuers.

-     Investing in either "growth" stocks or "value" stocks or both.

- Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

      FIDELITY VIP INDEX 500 - SERVICE CLASS 2. Fidelity VIP Index 500 (the "Fund") is a portfolio of VIP. FMRC serves as subadviser to the Fund.

      INVESTMENT OBJECTIVE: To seek investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500SM Index (S&P 500(R)). The Fund seeks to meet this objective by:

- Normally investing at least 80% of assets in common stocks included in the S&P 500.

- Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, and earnings growth.

-     Lending securities to earn income for the Fund.

      FIDELITY VIP INVESTMENT GRADE BOND - SERVICE CLASS 2. Fidelity VIP Investment Grade Bond (the "Fund") is a portfolio of VIP. On behalf of VIP, FMR has entered into a sub-advisory agreement with Fidelity Investments Money Management, Inc. ("FIMM").

      INVESTMENT OBJECTIVE: To seek a high level of current income as consistent with the preservation of capital. The Fund seeks to meet this objective by:

- Normally investing in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

- Managing the Fund to have similar overall interest rate risk to the Lehman Brothers Aggregate Bond Index.

-     Allocating assets across different market sectors and maturities.

- Analyzing a security's structural features and current pricing, trading opportunities, and the credit quality of its issuer to select investments.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- The Fidelity Variable Insurance Products Fund ("VIP") is an open-end management investment company organized as a Massachusetts business trust on March 14, 1994. VIP's shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts. FMR is the investment adviser of VIP and its portfolios.

      FIDELITY VIP GROWTH OPPORTUNITIES - SERVICE CLASS 2. Fidelity VIP Growth Opportunities (the "Fund") is a portfolio of VIP. Effective January 1, 2001, FMRC began serving as subadviser to the portfolio. On behalf of the Fund, FMR has entered into subadvisory agreements with FMR U.K. and FMR Far East. On behalf of the Fund, FMR Far East has entered into a subadvisory agreement with FIJ.

      INVESTMENT OBJECTIVE: To seek to provide capital growth. The Fund seeks to meet this objective by:

-     Normally investing primarily in common stocks.

- Potentially investing in other types of securities, including bonds which may be lower-quality debt securities

-     Investing in domestic and foreign issuers

-     Investing in either "growth" stocks or "value" stocks or both.

- Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

      FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (FORMERLY FRANKLIN SMALL
CAP)- CLASS 2. Franklin Small-Mid Cap

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Growth Securities Fund - Class 2 (the "Fund") is a portfolio of the Franklin
Templeton Variable Insurance Products Trust. Franklin Advisers, Inc. is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small-cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000 Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST -- The Neuberger Berman Advisers Management Trust is a diversified, open-end management company organized as a Delaware business trust on May 23, 1994. Portfolios of the Trust are offered to insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts. The investment manager is Neuberger Berman Management, Inc. in connection with Neuberger Berman, LLC, as sub-adviser.

      NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO (CLASS I). The Neuberger Berman AMT Guardian Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital; current income is a secondary goal. To pursue these goals, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing across many different industries. The managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in a well-positioned business that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above-average earnings growth, and other valuation-related factors.

      NEUBERGER BERMAN AMT PARTNERS PORTFOLIO. Neuberger Berman AMT Partners Portfolio (the "Fund") is a series of the Neuberger Berman Advisers Management Trust.

      INVESTMENT OBJECTIVE: To seek growth of capital. To pursue this objective, the Fund invests mainly in common stocks of mid-to-large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers look for well-managed companies whose stock prices are believed to be undervalued.

PIMCO VARIABLE INSURANCE TRUST -- The PIMCO Variable Insurance Trust is an open-end investment company. Shares of the PIMCO Variable Insurance Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products. Pacific Investment Management Company LLC ("PIMCO"), 840 Newport Center Drive, Suite 100, Newport Beach, California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

      PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Real Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum real return, consistent with preservation of real capital and prudent investment management. The Fund seeks its investment objective by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The average portfolio duration of the Fund normally varies within three years (plus or minus) of the duration of the Lehman Brothers Global Real: U.S. TIPS Index, which as of March 31, 2005 was
6.75 years. For these purposes, in calculating the Portfolio's average portfolio duration, PIMCO includes the real duration of inflation-indexed portfolio securities and the nominal duration of non-inflation-indexed portfolio securities. The Fund invests

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primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

      PIMCO TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS). PIMCO Total Return Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

      INVESTMENT OBJECTIVE: To seek maximum total return, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified Fund of fixed income instruments of varying maturities. The average portfolio duration of this Fund normally varies within a three- to six-year time frame based on PIMCO's forecast for interest rates. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

THE POTOMAC INSURANCE TRUST -- The Potomac Insurance Trust is an open-end investment company. Shares of The Potomac Insurance Trust's portfolios may be purchased through variable annuity contracts and variable life insurance policies. Rafferty Asset Management, LLC ("Rafferty"), 500 Fifth Avenue, Suite 415, New York, New York 10110, serves as the Fund's investment adviser.

      DYNAMIC VP HY BOND FUND. Dynamic VP HY Bond Fund (the "Fund") is a series of The Potomac Insurance Trust. The investment adviser of the Fund, Rafferty, has entered into a sub-advisory agreement with Transamerica Investment Management, LLC, which serves as sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality debt instruments.

      POTOMAC VP MONEY MARKET FUND. Potomac VP Money Market Fund (the "Fund") is a series of The Potomac Insurance Trust.

      INVESTMENT OBJECTIVE: To seek to provide security of principal, current income and liquidity by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Potomac Insurance Trust's Board of Trustees or Rafferty to present minimal credit risk.

THE RYDEX VARIABLE TRUST -- The Rydex Variable Trust, a non-diversified, open-end investment company, was organized as a Delaware business trust on June 11, 1998. Shares of the Trust's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products, as well as for certain pension, profit sharing and other retirement plans. Rydex Investments serves as investment adviser and manager of the portfolios of the Trust.

      RVT CLS ADVISORONE AMERIGO FUND. CLS AdvisorOne Amerigo Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Investments, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital without regard to current income. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities

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convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers.

      RVT CLS ADVISORONE CLERMONT FUND. CLS AdvisorOne Clermont Fund (the "Fund") is a series of the Rydex Variable Trust. The investment adviser of the Fund, Rydex Investments, has entered into a sub-advisory agreement with Clarke Lanzen Skalla Investment Firm, LLC, which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek a combination of current income and growth of capital. The Fund invests primarily in underlying funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers. The Fund invests at least 20% of its total assets in underlying funds that invest primarily in long, medium, or short-term bonds and other fixed income securities of varying credit qualities in order to maximize the Fund's total return.

      RYDEX VT ARKTOS FUND. Rydex VT Arktos Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index(TM). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index(TM), and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on: securities, futures contracts, and stock indexes. On a day to day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund may also enter into repurchase agreements.

      RYDEX VT BANKING FUND. Rydex VT Banking Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Banking Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT BASIC MATERIALS FUND. Rydex VT Basic Materials Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials ("Basic Materials Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Basic Materials Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT BIOTECHNOLOGY FUND. Rydex VT Biotechnology Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services ("Biotechnology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Biotechnology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT CONSUMER PRODUCTS FUND. Rydex VT Consumer Products Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally ("Consumer Products Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Consumer Products Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ELECTRONICS FUND. Rydex VT Electronics Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the electronics

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sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices ("Electronics Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Electronics Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ENERGY FUND. Rydex VT Energy Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy ("Energy Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT ENERGY SERVICES FUND. Rydex VT Energy Services Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production ("Energy Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Energy Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT FINANCIAL SERVICES FUND. Rydex VT Financial Services Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the financial services sector, including commercial banks, savings and loan associations, insurance companies, brokerage companies, and real estate and leasing companies ("Financial Services Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Financial Services Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Under SEC regulations, the Fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.

      RYDEX VT HEALTH CARE FUND. Rydex VT Health Care Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the health care industry ("Health Care Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Health Care Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT INTERNET FUND. Rydex VT Internet Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that provide products or services designed for or related to the Internet ("Internet Companies"). The Fund invests substantially all of its assets in equity securities of Internet Companies that are traded in the United States. Internet Companies are involved in all aspects of research, design development, manufacturing or distribution of products or services for use with the Internet or Internet-related businesses. Such companies may provide information or entertainment services over the Internet; sell or distribute goods and services over the Internet; provide infrastructure systems or otherwise provide hardware, software or support which impacts Internet commerce; or provide Internet access to consumers and businesses. Internet Companies may also include companies that provide intranet and extranet services. The Fund will seek to maintain an adequate representation of the various industries in the Internet sector. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT INVERSE DYNAMIC DOW 30 FUND. Rydex VT Inverse Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will

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match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

      The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its assets in the Inverse Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Inverse Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. The Inverse Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, short sales, futures and options contracts enable the Inverse Dynamic Dow 30 Master Fund to pursue its objective without selling short each of the securities included in the benchmark. On a day-to-day basis, the Inverse Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

      RYDEX VT INVERSE MID CAP FUND. Rydex VT Inverse Mid Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

      RYDEX VT INVERSE SMALL CAP FUND. Rydex VT Inverse Small Cap Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is the inverse (opposite) of the performance of the Russell 2000 Index(R). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in financial instruments with economic characteristics that should perform opposite to those of the underlying index. For example, the Fund engages in short sales of securities included in the underlying index or futures contracts and may invest to a significant extent in derivatives and other instruments whose performance is expected to be the opposite of the underlying index, such as options on securities, futures contracts, and securities indices and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its short sales and derivative positions.

      RYDEX VT JUNO FUND. Rydex VT Juno Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond. If the Fund meets its objective, the value of the Fund's shares will increase on a daily basis when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite its benchmark, the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. The Fund also may enter into repurchase agreements.

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      RYDEX LARGE CAP EUROPE FUND. Rydex Large Cap Europe Fund (the "Fund") is a
series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50SM Index ("Stoxx 50 Index"). The Fund invests principally in securities of companies included on the Stoxx 50 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Stoxx 50 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

      RYDEX VT LARGE CAP GROWTH FUND. Rydex VT Large Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT LARGE CAP JAPAN FUND. Rydex VT Large Cap Japan Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund invests principally in securities of companies included on the Topix 100 Index and in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 125% of the Topix 100 Index. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into equity swap transactions and repurchase agreements.

      RYDEX VT LARGE CAP VALUE FUND. Rydex VT Large Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT LEISURE FUND. Rydex VT U.S. Leisure Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in leisure and entertainment businesses, including hotels and resorts, casinos, radio and television broadcasting and advertising, motion picture production, toys and sporting goods manufacture, musical recordings and instruments, alcohol and tobacco, and publishing ("Leisure Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Leisure Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT LONG DYNAMIC DOW 30 FUND. Rydex VT Long Dynamic Dow 30 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark. The Fund's Current benchmark is 200% of the performance of the Dow Jones Industrial Average.

      The Fund pursues its investment objective through what is sometimes referred to as a "master-feeder arrangement." The Fund invests all of its

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assets in the Long Dynamic Dow 30 Master Fund, a separate series of the Trust with an identical investment objective. Under normal circumstances, the Long Dynamic Dow 30 Master Fund will invest substantially all of its assets in financial instruments with economic characteristics that should perform similarly to those of the underlying index. The Long Dynamic Dow 30 Master Fund employs as its portfolio investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps, futures and options contracts enable the Long Dynamic Dow 30 Master Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Long Dynamic Dow 30 Master Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Long Dynamic Dow 30 Master Fund also may purchase equity securities.

      RYDEX MEDIUS FUND. Rydex Medius Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400 Index(TM). The Fund invests principally in securities of companies included on the S&P MidCap 400 Index(TM) and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT MEKROS FUND. Rydex VT Mekros Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000(R) Index. The Fund invests principally in securities of companies included on the Russell 2000(R) Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts, and stock indices. Swap agreements and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark or to securities whose performance is highly correlated to its benchmark. The Fund's investment adviser will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark. The Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT MID CAP GROWTH FUND. Rydex VT Mid Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT MID CAP VALUE FUND. Rydex VT Mid Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT NOVA FUND. Rydex VT Nova Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index(R). If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day). Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

      RYDEX VT OTC FUND. Rydex VT OTC Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(R) (the "Index"). If the Funds meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decease in value of the Index. The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

      RYDEX VT PRECIOUS METALS FUND. Rydex VT Precious Metals Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies"). The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT REAL ESTATE FUND. Rydex VT Real Estate Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts ("REITs") (collectively, "Real Estate Companies"). The Fund invests substantially all of its assets in equity securities of Real Estate Companies that are traded in the United States. Real Estate Companies, which include REITs and master limited partnerships, are engaged in the ownership, construction, management, financing or sale of residential, commercial or industrial real estate. Real Estate Companies may also include companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Fund may also engage in futures and options transactions, enter into swap agreements, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT RETAILING FUND. Rydex VT Retailing Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers ("Retailing Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Retailing Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT SECTOR ROTATION FUND. Rydex VT Sector Rotation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by moving its investments among different sectors or industries. Each month the Fund's Investment Adviser, Rydex Investments, using a quantitative methodology, ranks the fifty-nine industries comprising the components of the S&P 500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

      RYDEX VT SMALL CAP GROWTH FUND. Rydex VT Small Cap Growth Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT SMALL CAP VALUE FUND. Rydex VT Small Cap Value Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

      The Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, the Fund may hold short-term U.S. Government securities to collateralize its derivative positions.

      RYDEX VT TECHNOLOGY FUND. Rydex VT Technology Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies ("Technology Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Technology Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT TELECOMMUNICATIONS FUND. Rydex VT Telecommunications Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment ("Telecommunications Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Telecommunications Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements. Although many established Telecommunications Companies pay an above-average dividend, the Fund's investment decisions are primarily based on growth potential and not on income.

      RYDEX VT TITAN 500 FUND. Rydex VT Titan 500 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index(TM) (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

      RYDEX VT TRANSPORTATION FUND. Rydex VT Transportation Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment ("Transportation Companies"). The Fund invests substantially all of its assets in a portfolio of equity securities of Transportation Companies that are traded in the United States. The Fund may also invest in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT U.S. GOVERNMENT BOND FUND. Rydex VT U.S. Government Bond Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond. The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds, repurchase agreements and swap agreements.

      RYDEX VT U.S. GOVERNMENT MONEY MARKET FUND. Rydex VT U.S. Government Money Market Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek security of principal, high current income, and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

      RYDEX VT URSA FUND. Rydex VT Ursa Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek investment results that will inversely correlate to the performance of the S&P 500 Index (the "Index"). If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's share should go down by 5% on that day). Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund may enter into repurchase agreements and sell securities short.

      RYDEX VT UTILITIES FUND. Rydex VT Utilities Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek capital appreciation by investing in companies that operate public utilities ("Utilities Companies"). The Fund invests substantially all of its assets in equity securities of Utilities Companies that are traded in the United States. Utilities Companies may include companies involved in the manufacturing, production, generation, transmission, distribution or sales of gas or electric energy; water supply, waste and sewage disposal; and companies that receive a majority of their revenues from their public utility operations. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

      RYDEX VT VELOCITY 100 FUND. Rydex VT Velocity 100 Fund (the "Fund") is a series of the Rydex Variable Trust.

      INVESTMENT OBJECTIVE: To seek to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index(R) (the "underlying index"). The Fund employs as its investment strategy a program of investing in leveraged instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in that underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

SBL FUND -- SBL Fund, an open-end management investment company of the series type, is organized as a Kansas corporation. SBL Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products issued by the Company and its affiliates.

      SBL GLOBAL. SBL Global (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly owned subsidiary of the Company. Security Management Company has entered into a sub-advisory agreement with OppenheimerFunds, Inc., which serves as the sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term growth of capital primarily through investment in common stocks and equivalents of companies of foreign countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States. The Fund primarily invests in foreign and domestic common stocks or convertible stocks of growth-oriented companies considered to have appreciation possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund. Investments in debt securities may be made in uncertain market conditions.

      To lower the risks of foreign investing, such as currency fluctuations, OppenheimerFunds diversifies broadly across countries and industries. The Fund can buy and sell futures contracts (and options on such contracts) to manage its exposure to changes in securities prices and foreign currencies and to adjust its exposure to certain markets.

      SBL SMALL CAP VALUE. SBL Small Cap Value (the "Fund") is a series of SBL Fund. The investment manager for SBL Fund is Security Management Company, LLC, a wholly-owned subsidiary of the Company. Security Management Company has entered into a sub-advisory agreement with Wells Capital Management Incorporated, which serves as sub-adviser to the Fund.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in stocks of small-capitalization companies that the Fund's Sub-Adviser, Wells Capital Management, Inc., believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines small-capitalization companies as those companies with a market capitalization substantially similar to that of companies in the Russell 2500(TM) Index at the time of purchase. The Sub-Adviser specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan or a change in the political, economic, or social environment.

WELLS FARGO ADVANTAGE OPPORTUNITY VT FUND -- Wells Fargo Advantage Opportunity VT Fund (the "Fund") is a diversified, open-end management investment company. Shares of the Fund are only offered and sold to the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. The Fund has entered into an Advisory Agreement with Wells Capital Management, 525 Market Street, 10th Floor, San Francisco, California 94105.

      INVESTMENT OBJECTIVE: To seek long-term capital appreciation by investing in equity securities of medium-capitalization companies that the Fund believes are under-priced, yet have attractive growth prospects. The manager bases the analysis on a comparison between the company's public value, based on market quotations, with its "private-market value" -- the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. The Fund determines a company's private-market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- Franklin Templeton Variable Insurance Products Trust is an open-end management investment company organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust shares are purchased by insurance companies to fund benefits under variable life insurance and variable annuity contracts.

      TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2. Templeton Developing Markets Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Asset Management Ltd. is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, and invests primarily to predominantly in equity securities.

      TEMPLETON FOREIGN SECURITIES FUND - CLASS 2. Templeton Foreign Securities Fund - Class 2 (the "Fund") is a portfolio of the Franklin Templeton Variable Insurance Products Trust. Templeton Investment Counsel, LLC is the investment manager for the Fund.

      INVESTMENT OBJECTIVE: Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

                       ADVISORDESIGNS(R) VARIABLE ANNUITY

                       STATEMENT OF ADDITIONAL INFORMATION

                                DATE: MAY 1, 2005

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                            VARIABLE ANNUITY CONTRACT

                                    ISSUED BY
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                                 1-800-888-2461

                                MAILING ADDRESS:
                     SECURITY BENEFIT LIFE INSURANCE COMPANY
                                 P.O. BOX 750497
                            TOPEKA, KANSAS 66675-0497
                                 1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2005, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

                                TABLE OF CONTENTS

                                                                                       Page
                                                                                       ----
GENERAL INFORMATION AND HISTORY.....................................................     3
   Safekeeping of Assets............................................................     3

METHOD OF DEDUCTING THE EXCESS CHARGE...............................................     3

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS...............     4
   Section 403(b)...................................................................     4
   Sections 408 and 408A............................................................     4

PERFORMANCE INFORMATION.............................................................     5

EXPERTS.............................................................................     8

FINANCIAL STATEMENTS................................................................     8

GENERAL INFORMATION AND HISTORY

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the "Contract"), Security Benefit Life Insurance Company ("the Company"), and the SBL Variable Annuity Account XIV (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS -- The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

METHOD OF DEDUCTING THE EXCESS CHARGE

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount's average daily net assets, are factored into the accumulation unit value or "price" of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the "Excess Charge") on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount's monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month ("Record Date"). The Company will pay the dividend on a subsequent Valuation Date ("Reinvestment Date") within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.    the amount of dividend per Accumulation Unit; times

2. the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3. the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the OppenheimerFunds Global Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge..........         0.95%
Plus:  Optional Rider Charge...............   +      N/A

Less:  Minimum Charge......................   -     0.85%
                                                    ----
Excess Charge on an Annual Basis...........         0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

Accumulation Unit Value as of
   Valuation Date before Record Date.......         $    10.00
Accumulation Unit Value
   as of Reinvestment Date.................         $    9.975
                                                    ----------
Gross Dividend Per Unit....................         $    0.025
Less:  Excess Charge Per Unit..............   -     $  0.00085
                                                    ----------
Net Dividend Per Unit......................         $  0.02415
Times:  Number of Accumulation Units.......   x          5,000
                                                    ----------
Net Dividend Amount........................         $   120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the OppenheimerFunds Global Subaccount, as follows:
$0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 403(b) -- Contributions to 403(b) annuities are excludable from an employee's gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits. The maximum exclusion allowance (MEA) limit under Section 403(b)(2) of the Code was repealed effective in 2002.

Section 402(g) generally limits an employee's annual salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to the applicable dollar amount shown in the table below:

     TAX YEAR         DEFERRED AMOUNT
-------------------   ---------------
       2005               $14,000
2006 and thereafter       $15,000

The $15,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. If an individual is age 50 or over, catch up contributions can be made to a 403(b) annuity during the tax years and at the rates set forth in the table below:

                        ADDITIONAL
     TAX YEAR         CATCH UP AMOUNT
-------------------   ---------------
       2005               $4,000
2006 and thereafter       $5,000

The $5,000 limit will be adjusted for inflation in $500 increments for tax years beginning after the 2006 tax year. The limit will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a "qualified employer" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee's gross income in a given year. Generally, the
Section 415(c) limit is the lesser of (i) $42,000, or (ii) 100% of the employee's annual compensation.

SECTIONS 408 AND 408A -- Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

     TAX YEAR         AMOUNT
-------------------   ------
    2005 - 2007       $4,000
2008 and thereafter   $5,000

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the 2005 tax year, or $1,000 for the tax year 2006 and thereafter.

Spousal IRAs allow an owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $42,000. Salary reduction contributions, if any, are subject to additional annual limits.

PERFORMANCE INFORMATION

Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may simultaneously be shown for other periods and will include total return for periods beginning prior to availability of the Contract. Such total return figures are based upon the performance of the respective Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract.

Average annual total return figures (referred to as "Standardized Total Return") are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge. Average annual total return figures (referred to as "Non-Standardized Total Return") may be quoted that do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

The average annual return figures below have been adjusted to reflect the maximum charges imposed under the Contract, except that average annual return (without contingent deferred sales charge and administration charge), does not reflect any applicable withdrawal charge or account administration charge of $30. Those charges, if reflected, would reduce such average annual return figures.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider or a Bonus Match Rider and, as such, will reflect any applicable Credit Enhancements or Bonus Amounts, respectively; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount of the Separate Account will be based on a hypothetical investment in an Account over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the separate account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

EXPERTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of Variable Annuity Account XIV at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for such portions of such periods as disclosed in the financial statements included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent registered public accounting firm, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105-2143, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of Variable Annuity Account XIV at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2004

                                    CONTENTS

Report of Independent Registered Public Accounting Firm...................    1

Audited Financial Statements

Statements of Net Assets..................................................    3
Statements of Operations..................................................   10
Statements of Changes in Net Assets.......................................   17
Notes to Financial Statements.............................................   27

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Net Assets

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                            FEDERATED
                                                 FEDERATED   FUND FOR
                                     AIM V.I.      HIGH         U.S.                    FIDELITY
                                     CAPITAL      INCOME     GOVERNMENT  FIDELITY VIP  VIP GROWTH   FIDELITY VIP
                                   APPRECIATION   BOND II  SECURITIES II  CONTRAFUND  OPPORTUNITIES  INDEX 500
                                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                   ------------ ---------- ------------- ------------ ------------- ------------
Assets:
 Mutual funds, at market value     $    4,378.1 $ 40,896.1 $     8,753.6 $   18,724.7 $     2,567.9 $    8,608.0
                                   ------------ ---------- ------------- ------------ ------------- ------------
Total assets                            4,378.1   40,896.1       8,753.6     18,724.7       2,567.9      8,608.0
                                   ------------ ---------- ------------- ------------ ------------- ------------
Net assets                         $    4,378.1 $ 40,896.1 $     8,753.6 $   18,724.7 $     2,567.9 $    8,608.0
                                   ============ ========== ============= ============ ============= ============

Units outstanding                       504,737  3,558,643       857,113    1,630,836       275,937      922,779

Unit value                         $       8.67 $    11.49 $       10.21 $      11.48 $        9.31 $       9.33

Mutual funds, at cost              $    3,764.4 $ 39,327.2 $     8,715.6 $   16,670.7 $     2,348.2 $    7,919.2
Mutual fund shares                      192,953  5,005,643       754,617      710,614       160,895       62,966

                                   FIDELITY VIP NEUBERGER  NEUBERGER
                                    INVESTMENT  BERMAN AMT BERMAN AMT
                                    GRADE BOND   GUARDIAN   PARTNERS
                                    SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                                   ------------ ---------- ----------
Assets:
 Mutual funds, at market value     $   10,305.9 $  6,388.8 $  8,340.6
                                   ------------ ---------- ----------
Total assets                           10,305.9    6,388.8    8,340.6
                                   ------------ ---------- ----------
Net assets                         $   10,305.9 $  6,388.8 $  8,340.6
                                   ============ ========== ==========

Units outstanding                       956,947    651,455    775,958

Unit value                         $      10.77 $     9.81 $    10.75

Mutual funds, at cost              $   10,267.6 $  5,658.6 $  6,978.7
Mutual fund shares                      787,914    395,101    455,275

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                 RVT CLS     RVT CLS                            RYDEX VT                  RYDEX VT
                      PIMCO VIT    PIMCO VIT   ADVISORONE  ADVISORONE   RYDEX VT    RYDEX VT     BASIC      RYDEX VT      CONSUMER
                      REAL RETURN TOTAL RETURN  AMERIGO     CLERMONT     ARKTOS     BANKING    MATERIALS   BIOTECHNOLOGY  PRODUCTS
                      SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                      ----------- ------------ ----------  ----------  ----------  ----------  ----------  ------------- ----------
Assets:
 Mutual funds, at
   market value       $ 6,134.7   $   9,417.9 $ 122,507.2  $ 86,711.8  $  9,667.6  $  4,113.3  $ 10,755.8  $   2,482.9    $ 4,547.1
                      ---------   ----------- -----------  ----------  ----------  ----------  ----------  -----------    ---------
Total assets            6,134.7       9,417.9   122,507.2    86,711.8     9,667.6     4,113.3    10,755.8      2,482.9      4,547.1
                      ---------   ----------- -----------  ----------  ----------  ----------  ----------  -----------    ---------
Net assets            $ 6,134.7   $   9,417.9 $ 122,507.2  $ 86,711.8  $  9,667.6  $  4,113.3  $ 10,755.8  $   2,482.9    $ 4,547.1
                      =========   =========== ===========  ==========  ==========  ==========  ==========  ===========    =========

Units outstanding       567,709       941,444  10,152,695   8,079,880   1,299,085     318,588     938,793      375,042      394,566

Unit value            $   10.79   $      9.99 $     12.07  $    10.73  $     7.45  $    12.92  $    11.46  $      6.62    $   11.52

Mutual funds, at cost $ 6,094.9   $   9,403.1 $ 107,435.2  $ 81,370.0  $ 10,275.3  $  4,011.7  $ 10,029.3  $   2,428.7    $ 4,430.7
Mutual fund shares      474,824       896,087   3,806,936   3,035,064     455,161     113,346     329,327      128,581      138,001


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                      (Dollars in Thousands - Unit Values)

                                December 31, 2004

                                                                                               RYDEX VT
                                              RYDEX VT    RYDEX VT                             INVERSE      RYDEX VT     RYDEX VT
                       RYDEX VT    RYDEX VT    ENERGY     FINANCIAL   RYDEX VT     RYDEX VT    DYNAMIC    INVERSE MID  INVERSE SMALL
                      ELECTRONICS   ENERGY    SERVICES    SERVICES   HEALTH CARE   INTERNET     DOW 30        CAP           CAP
                      SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
                      ----------- ---------- ----------  ----------  -----------  ---------   ----------  -----------  -------------
Assets:
 Mutual funds,
   at market value    $  5,365.9  $ 17,365.7 $ 15,136.4  $ 13,602.5  $   7,404.4  $  6,128.4  $    694.4  $      60.7  $     2,973.4
                      ----------  ---------- ----------  ----------  -----------  ----------  ----------  -----------  -------------
Total assets             5,365.9    17,365.7   15,136.4    13,602.5      7,404.4     6,128.4       694.4         60.7        2,973.4
                      ----------  ---------- ----------  ----------  -----------  ----------  ----------  -----------  -------------
Net assets            $  5,365.9  $ 17,365.7 $ 15,136.4  $ 13,602.5  $   7,404.4  $  6,128.4  $    694.4  $      60.7  $     2,973.4
                      ==========  ========== ==========  ==========  ===========  ==========  ==========  ===========  =============

Units outstanding      1,097,195   1,710,868  1,959,108   1,289,783      834,980   1,053,391      80,736        7,092        357,297

Unit value            $     4.89  $    10.15 $     7.72  $    10.55  $      8.86  $     5.81  $     8.60  $      8.55  $        8.32

Mutual funds, at cost $  5,349.2  $ 16,493.2 $ 14,553.2  $ 12,823.3  $   7,164.9  $  5,963.0  $    759.2  $      62.1  $     3,137.0
Mutual fund shares       407,431     585,096    725,965     447,747      290,826     360,281      16,066        1,378         69,441


                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                          RYDEX VT   RYDEX VT   RYDEX VT   RYDEX VT               RYDEX VT
                               RYDEX VT   LARGE CAP LARGE CAP  LARGE CAP   LARGE CAP  RYDEX VT  LONG DYNAMIC  RYDEX VT   RYDEX VT
                                 JUNO      EUROPE     GROWTH     JAPAN       VALUE    LEISURE      DOW 30      MEDIUS     MEKROS
                              SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                              ---------- ---------- ---------- ---------- ---------- ---------- ------------ ---------- ----------
Assets:
     Mutual funds, at market
      value                   $  9,661.2 $ 27,769.0 $ 12,304.2 $  5,803.9 $  5,697.8 $ 17,002.9 $    1,782.5 $ 13,547.9 $ 29,160.6
                              ---------- ---------- ---------- ---------- ---------- ---------- ------------ ---------- ----------
Total assets                     9,661.2   27,769.0   12,304.2    5,803.9    5,697.8   17,002.9      1,782.5   13,547.9   29,160.6
                              ---------- ---------- ---------- ---------- ---------- ---------- ------------ ---------- ----------
Net assets                    $  9,661.2 $ 27,769.0 $ 12,304.2 $  5,803.9 $  5,697.8 $ 17,002.9 $    1,782.5 $ 13,547.9 $ 29,160.6
                              ========== ========== ========== ========== ========== ========== ============ ========== ==========

Units outstanding              1,171,671  2,595,308  1,214,440    603,920    521,378  1,930,981      168,831  1,032,326  2,349,970

Unit value                    $     8.25 $    10.70 $    10.13 $     9.61 $    10.93 $     8.80 $      10.56 $    13.12 $    12.41

Mutual funds, at cost         $  9,853.5 $ 29,049.3 $ 12,092.5 $  5,693.3 $  5,612.2 $ 16,118.9 $    1,813.2 $ 12,629.1 $ 27,603.9
Mutual fund shares               440,146  1,227,628    477,833    208,999    205,846    669,668       68,848    511,241    866,586

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                            RYDEX VT   RYDEX VT                         RYDEX VT                                          RYDEX VT
                             MID CAP    MID CAP   RYDEX VT   RYDEX VT   PRECIOUS    RYDEX VT   RYDEX VT      RYDEX VT    SMALL CAP
                             GROWTH      VALUE      NOVA       OTC       METALS   REAL ESTATE  RETAILING SECTOR ROTATION   GROWTH
                           SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                           ---------- ---------- ---------- ---------- ---------- ----------- ---------- --------------- ----------
Assets:
  Mutual funds, at market
   value                   $ 13,646.6 $ 10,272.6 $ 30,006.9 $ 43,166.8 $ 11,266.0 $  13,188.2 $  2,175.1 $       8,150.6 $ 17,623.1
                           ---------- ---------- ---------- ---------- ---------- ----------- ---------- --------------- ----------
Total assets                 13,646.6   10,272.6   30,006.9   43,166.8   11,266.0    13,188.2    2,175.1         8,150.6   17,623.1
                           ---------- ---------- ---------- ---------- ---------- ----------- ---------- --------------- ----------
Net assets                 $ 13,646.6 $ 10,272.6 $ 30,006.9 $ 43,166.8 $ 11,266.0 $  13,188.2 $  2,175.1 $       8,150.6 $ 17,623.1
                           ========== ========== ========== ========== ========== =========== ========== =============== ==========

Units outstanding           1,294,200    917,533  3,596,049  5,132,355    675,179     882,515    211,853         821,735  1,565,519

Unit value                 $    10.54 $    11.19 $     8.34 $     8.41 $    16.68 $     14.94 $    10.26 $          9.92 $    11.25

Mutual funds, at cost      $ 13,098.6 $ 10,562.3 $ 28,514.3 $ 42,035.3 $ 11,516.2 $  12,572.8 $  2,112.4 $       7,653.4 $ 16,696.9
Mutual fund shares            503,007    379,343  3,632,802  2,999,777  1,314,582     346,876     81,619         730,338    617,271

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                                                       RYDEX VT
                          RYDEX VT               RYDEX VT                                U.S.    RYDEX VT U.S.
                          SMALL CAP  RYDEX VT  TELECOMMUNI-  RYDEX VT     RYDEX VT    GOVERNMENT   GOVERNMENT   RYDEX VT   RYDEX VT
                           VALUE    TECHNOLOGY   CATIONS     TITAN 500 TRANSPORTATION    BOND     MONEY MARKET    URSA    UTILITIES
                         SUBACCOUNT SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT SUBACCOUNT
                         ---------- ---------- ------------ ---------- -------------- ---------- ------------- ---------- ----------
Assets:
 Mutual funds, at market
  value                  $ 27,738.1 $  7,007.5 $    4,833.0 $  9,228.6 $      9,719.0 $ 18,446.2 $   103,330.2 $  5,739.3 $  9,015.2
                         ---------- ---------- ------------ ---------- -------------- ---------- ------------- ---------- ----------
Total assets               27,738.1    7,007.5      4,833.0    9,228.6        9,719.0   18,446.2     103,330.2    5,739.3    9,015.2
                         ---------- ---------- ------------ ---------- -------------- ---------- ------------- ---------- ----------
Net assets               $ 27,738.1 $  7,007.5 $    4,833.0 $  9,228.6 $      9,719.0 $ 18,446.2 $   103,330.2 $  5,739.3 $  9,015.2
                         ========== ========== ============ ========== ============== ========== ============= ========== ==========

Units outstanding         2,418,588  1,109,050      682,117  1,064,347        887,391  1,694,958    11,866,677    806,337  1,465,726

Unit value               $    11.47 $     6.32 $       7.09 $     8.67 $        10.95 $    10.89 $        8.71 $     7.12 $     6.15

Mutual funds, at cost    $ 27,168.9 $  6,796.1 $    4,679.1 $  9,100.6 $      9,105.3 $ 18,281.4 $   103,330.2 $  6,090.9 $  8,693.6
Mutual fund shares          961,793    519,071      235,414    465,386        309,032  1,552,709   103,330,233  1,105,833    519,907

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Net Assets (continued)

                   (Dollars in Thousands - Except Unit Values)

                                December 31, 2004

                                                                                       TEMPLETON   TEMPLETON
                            RYDEX VT       SBL     SBL SMALL     STRONG      FRANKLIN  DEVELOPING   FOREIGN
                          VELOCITY 100   GLOBAL    CAP VALUE OPPORTUNITY II SMALL CAP    MARKETS  SECURITIES
                           SUBACCOUNT  SUBACCOUNT SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT
                          ------------ ---------- ---------- -------------- ---------- ---------- ----------
Assets:
  Mutual funds, at market
   value                  $   23,038.1 $ 11,452.5 $  6,769.0 $      6,962.0 $  3,516.4 $  1,664.7 $  6,909.2
                          ------------ ---------- ---------- -------------- ---------- ---------- ----------
Total assets                  23,038.1   11,452.5    6,769.0        6,962.0    3,516.4    1,664.7    6,909.2
                          ------------ ---------- ---------- -------------- ---------- ---------- ----------
Net assets                $   23,038.1 $ 11,452.5 $  6,769.0 $      6,962.0 $  3,516.4 $  1,664.7 $  6,909.2
                          ============ ========== ========== ============== ========== ========== ==========

Units outstanding            4,170,028    970,423    400,922        676,311    348,236    101,168    684,526

Unit value                $       5.53 $    11.80 $    16.89 $        10.29 $    10.10 $    16.45 $    10.09

Mutual funds, at cost     $   21,900.4 $  9,917.6 $  6,033.6 $      6,409.1 $  3,120.8 $  1,421.3 $  5,631.4
Mutual fund shares             997,752  1,383,154    336,263        310,109    180,979    192,010    481,479

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                            Statements of Operations

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                              FEDERATED
                                                 FEDERATED     FUND FOR
                                    AIM V.I.       HIGH          U.S.                     FIDELITY VIP                FIDELITY VIP
                                     CAPITAL      INCOME      GOVERNMENT   FIDELITY VIP      GROWTH     FIDELITY VIP   INVESTMENT-
                                  APPRECIATION   BOND II    SECURITIES II   CONTRAFUND   OPPORTUNITIES    INDEX 500    GRADE BOND
                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
                                  ------------  ----------  -------------  ------------  -------------  ------------  ------------
Net investment income (loss):
  Dividend distributions          $          -  $  2,174.8  $       371.7  $       18.4  $         9.2  $      111.9  $      503.0
  Expenses:
    Mortality and expense risk
     fee                                 (38.1)     (236.0)         (73.0)       (111.9)         (20.2)        (77.3)        (90.4)
    Administrative and
     distribution charges                (27.5)     (142.1)         (52.7)        (67.9)         (12.5)        (51.5)        (54.7)
                                  ------------  ----------  -------------  ------------  -------------  ------------  ------------
Net investment income (loss)             (65.6)    1,796.7          246.0        (161.4)         (23.5)        (16.9)        357.9

Net realized and unrealized gain
  (loss) on investments:
    Capital gains distributions              -           -           43.4             -              -             -         375.0
    Realized gain (loss) on sales
      of fund shares                     299.8       174.4          (79.8)        348.2          125.9         592.8        (288.8)
    Change in unrealized
     appreciation/depreciation
    on investments during the
    period                                (7.4)       (4.3)          (6.6)      1,591.4           13.7        (114.5)       (149.6)
                                  ------------  ----------  -------------  ------------  -------------  ------------  ------------
Net realized and unrealized gain
  (loss) on investments                  292.4       170.1          (43.0)      1,939.6          139.6         478.3         (63.4)
                                  ------------  ----------  -------------  ------------  -------------  ------------  ------------
Net increase (decrease) in net
  assets resulting from
  operations                      $      226.8  $  1,966.8  $       203.0  $    1,778.2  $       116.1  $      461.4  $      294.5
                                  ============  ==========  =============  ============  =============  ============  ============

                                   NEUBERGER   NEUBERGER
                                  BERMAN AMT  BERMAN AMT
                                   GUARDIAN    PARTNERS
                                  SUBACCOUNT  SUBACCOUNT
                                  ----------  ----------
Net investment income (loss):
  Dividend distributions          $      6.1  $      0.8
  Expenses:
    Mortality and expense risk
     fee                               (53.5)      (45.0)
    Administrative and
     distribution charges              (38.6)      (32.9)
                                  ----------  ----------
Net investment income (loss)           (86.0)      (77.1)

Net realized and unrealized gain
  (loss) on investments:
    Capital gains distributions            -           -
    Realized gain (loss) on sales
      of fund shares                   155.0       276.7
    Change in unrealized
     appreciation/depreciation
    on investments during the
    period                             462.1       915.1
                                  ----------  ----------
Net realized and unrealized gain
  (loss) on investments                617.1     1,191.8
                                  ----------  ----------
Net increase (decrease) in net
  assets resulting from
  operations                      $    531.1  $  1,114.7
                                  ==========  ==========

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                    RVT CLS     RVT CLS                            RYDEX VT
                                        PIMCO VIT    PIMCO VIT    ADVISORONE  ADVISORONE   RYDEX VT    RYDEX VT     BASIC
                                       REAL RETURN  TOTAL RETURN   AMERIGO     CLERMONT     ARKTOS      BANKING   MATERIALS
                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                       -----------  ------------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss):
     Dividend distributions            $      63.1  $      122.0  $     72.9  $    164.2  $        -  $     29.0  $      6.7
     Expenses:
         Mortality and expense risk
          fee                                (58.2)        (54.2)     (713.0)     (429.3)     (180.2)      (42.3)     (100.6)
         Administrative and
          distribution charges               (38.5)        (36.4)     (425.8)     (256.3)      (99.8)      (23.2)      (54.6)
                                       -----------  ------------  ----------  ----------  ----------  ----------  ----------
Net investment income (loss)                 (33.6)         31.4    (1,065.9)     (521.4)     (280.0)      (36.5)     (148.5)

Net realized and unrealized gain
     (loss) on investments:
         Capital gains distributions         186.7         133.7           -           -           -       222.5       380.8
         Realized gain (loss) on sales
           of fund shares                    283.4          43.1       454.6       260.9    (4,844.2)      261.5     3,009.3
         Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             32.8          21.8    10,744.2     3,968.3       539.2        20.5    (1,425.1)
                                       -----------  ------------  ----------  ----------  ----------  ----------  ----------
Net realized and unrealized gain
     (loss) on investments                   502.9         198.6    11,198.8     4,229.2    (4,305.0)      504.5     1,965.0
                                       -----------  ------------  ----------  ----------  ----------  ----------  ----------
Net increase (decrease) in net
     assets resulting from
     operations                        $     469.3  $      230.0  $ 10,132.9  $  3,707.8  $ (4,585.0) $    468.0  $   1816.5
                                       ===========  ============  ==========  ==========  ==========  ==========  ==========

                                                       RYDEX VT
                                          RYDEX VT     CONSUMER
                                       BIOTECHNOLOGY   PRODUCTS
                                         SUBACCOUNT   SUBACCOUNT
                                       -------------  ----------
Net investment income (loss):
     Dividend distributions            $           -  $      3.6
     Expenses:
         Mortality and expense risk
          fee                                  (37.8)      (67.9)
         Administrative and
          distribution charges                 (20.7)      (37.0)
                                       -------------  ----------
Net investment income (loss)                   (58.5)     (101.3)

Net realized and unrealized gain
     (loss) on investments:
         Capital gains distributions               -       156.4
         Realized gain (loss) on sales
           of fund shares                     (173.6)     (541.2)
         Change in unrealized
           appreciation/depreciation
           on investments during the
           period                              (42.7)       96.0
                                       -------------  ----------
Net realized and unrealized gain
     (loss) on investments                    (216.3)     (288.8)
                                       -------------  ----------
Net increase (decrease) in net
     assets resulting from
     operations                        $      (274.8) $   (390.1)
                                       =============  ==========

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                                   RYDEX VT
                                                                  RYDEX VT    RYDEX VT                              INVERSE
                                         RYDEX VT     RYDEX VT     ENERGY     FINANCIAL    RYDEX VT    RYDEX VT     DYNAMIC
                                        ELECTRONICS    ENERGY     SERVICES    SERVICES   HEALTH CARE   INTERNET      DOW 30
                                        SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT  SUBACCOUNT*
                                        -----------  ----------  ----------  ----------  -----------  ----------  -----------
Net investment income (loss):
     Dividend distributions             $         -  $      1.2  $        -  $     12.8  $         -  $        -  $         -
     Expenses:
         Mortality and expense risk
           fee                                (29.1)     (129.7)      (83.9)      (67.8)       (67.2)      (52.4)        (2.6)
         Administrative and
           distribution charges               (16.2)      (70.6)      (46.2)      (36.9)       (36.5)      (28.7)        (1.4)
                                        -----------  ----------  ----------  ----------  -----------  ----------  -----------
Net investment income (loss)                  (45.3)     (199.1)     (130.1)      (91.9)      (103.7)      (81.1)        (4.0)

Net realized and unrealized gain
     (loss) on investments:
         Capital gains distributions              -         8.2           -           -         49.8           -         16.3
         Realized gain (loss) on sales
           of fund shares                    (545.5)    3,517.3     1,700.1       798.9     (1,500.5)      506.8        (41.7)
         Change in unrealized
           appreciation/depreciation
           on investments during the
           period                             122.7       316.2       448.4       515.9        (38.5)     (209.8)       (64.8)
                                        -----------  ----------  ----------  ----------  -----------  ----------  -----------
Net realized and unrealized gain
     (loss) on investments                   (422.8)    3,841.7     2,148.5     1,314.8     (1,489.2)      297.0        (90.2)
                                        -----------  ----------  ----------  ----------  -----------  ----------  -----------
Net increase (decrease) in net
     assets resulting from
       operations                       $    (468.1) $  3,642.6  $  2,018.4  $  1,222.9  $  (1,592.9) $    215.9  $     (94.2)
                                        ===========  ==========  ==========  ==========  ===========  ==========  ===========

                                          RYDEX VT      RYDEX VT
                                        INVERSE MID  INVERSE SMALL
                                            CAP           CAP
                                        SUBACCOUNT*   SUBACCOUNT*
                                        -----------  -------------
Net investment income (loss):
     Dividend distributions             $         -  $           -
     Expenses:
         Mortality and expense risk
           fee                                 (0.8)         (30.4)
         Administrative and
           distribution charges                (0.4)         (16.9)
                                        -----------  -------------
Net investment income (loss)                   (1.2)         (47.3)

Net realized and unrealized gain
     (loss) on investments:
         Capital gains distributions              -              -
         Realized gain (loss) on sales
           of fund shares                     (37.3)        (741.0)
         Change in unrealized
           appreciation/depreciation
           on investments during the
           period                              (1.4)        (163.6)
                                        -----------  -------------
Net realized and unrealpized gain
     (loss) on investments                    (38.7)        (904.6)
                                        -----------  -------------
Net increase (decrease) in net
     assets resulting from
       operations                       $     (39.9) $      (951.9)
                                        ===========  =============

* For the period from May 1, 2004 (inception date) to December 31, 2004

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                            RYDEX VT       RYDEX VT        RYDEX VT       RYDEX VT
                                             RYDEX VT       LARGE CAP      LARGE CAP       LARGE CAP      LARGE CAP       RYDEX VT
                                              JUNO           EUROPE         GROWTH          JAPAN           VALUE          LEISURE
                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT     SUBACCOUNT*     SUBACCOUNT
                                            ----------     ----------     -----------     ----------     -----------     ----------
Net investment income (loss):
    Dividend distributions                  $       -       $2,429.5        $ 67.7        $       -        $ 22.0         $      -
    Expenses:
      Mortality and expense risk fee           (143.9)        (136.4)        (23.1)           (84.0)        (36.1)           (49.5)
      Administrative and distribution
          charges                               (78.3)         (74.5)        (12.7)           (45.7)        (19.9)           (27.0)
                                            ---------       --------        ------        ---------        ------         --------
Net investment income (loss)                   (222.2)       2,218.6          31.9           (129.7)        (34.0)           (76.5)

Net realized and unrealized gain
  (loss) on investments:
      Capital gains distributions               102.7           86.7          79.6                -          62.6             23.4
      Realized gain (loss) on sales of
          fund shares                        (2,916.1)         976.0         349.9         (4,822.9)        488.4          1,051.3
      Change in unrealized
          appreciation/depreciation on
          investments during the period        (156.6)        (288.7)        211.7           (135.5)         85.6            329.5
                                            ---------       --------        ------        ---------        ------         --------
Net realized and unrealized gain (loss)
    on investments                           (2,970.0)         774.0         641.2         (4,958.4)        636.6          1,404.2
                                            ---------       --------        ------        ---------        ------         --------
Net increase (decrease) in net assets
    resulting from operations               $(3,192.2)      $2,992.6        $673.1        $(5,088.1)       $602.6         $1,327.7
                                            =========       ========        ======        =========        ======         ========

                                              RYDEX VT
                                            LONG DYNAMIC       RYDEX VT        RYDEX VT
                                               DOW 30           MEDIUS          MEKROS
                                             SUBACCOUNT*      SUBACCOUNT      SUBACCOUNT
                                             -----------      ----------      ----------
Net investment income (loss):
    Dividend distributions                     $ 57.4          $      -       $       -
    Expenses:
      Mortality and expense risk fee             (5.0)            (98.3)         (194.4)
      Administrative and distribution
          charges                                (2.7)            (53.3)         (105.5)
                                               ------          --------       ---------
Net investment income (loss)                     49.7            (151.6)         (299.9)

Net realized and unrealized gain
  (loss) on investments:
      Capital gains distributions                 6.0             638.8           957.9
      Realized gain (loss) on sales of
          fund shares                           259.8            (640.1)       (8,575.5)
      Change in unrealized
          appreciation/depreciation on
          investments during the period         (30.7)          1,119.6         5,342.0
                                               ------          --------       ---------
Net realized and unrealized gain (loss)
    on investments                              235.1           1,118.3        (2,275.6)
                                               ------          --------       ---------
Net increase (decrease) in net assets
    resulting from operations                  $284.8          $  966.7       $(2,575.5)
                                               ======          ========       =========

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                          RYDEX VT     RYDEX VT                             RYDEX VT
                                           MID CAP      MID CAP    RYDEX VT     RYDEX VT    PRECIOUS       RYDEX VT      RYDEX VT
                                           GROWTH       VALUE       NOVA         OTC        METALS      REAL ESTATE     RETAILING
                                         SUBACCOUNT*  SUBACCOUNT* SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                         -----------  ----------- ----------   ----------  ----------  -------------    ----------
Net investment income (loss):
    Dividend distributions               $         -  $       1.6 $      8.0   $        -  $        -  $        49.2    $        -
    Expenses:
        Mortality and expense risk fee         (34.7)       (31.5)    (187.1)      (167.7)     (136.8)         (91.5)        (25.7)
        Administrative and
          distribution charges                 (18.9)       (16.9)    (102.1)       (92.0)      (75.4)         (50.4)        (14.0)
                                         -----------  ----------- ----------   ----------  ----------  -------------    ----------
Net investment income (loss)                   (53.6)       (46.8)    (281.2)      (259.7)     (212.2)         (92.7)        (39.7)

Net realized and unrealized gain
      (loss) on investments:
        Capital gains distributions                -        598.2        -            -           -            150.7         111.3
        Realized gain (loss) on sales
           of fund shares                     (702.1)       388.0    1,787.8       (861.3)   (1,652.9)        (860.2)        (67.3)
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                              548.0       (289.7)     385.2        434.4    (3,512.6)         939.0          (2.4)
                                         -----------  ----------- ----------   ----------  ----------  -------------    ----------
Net realized and unrealized gain
     (loss) on investments                    (154.1)       696.5    2,173.0       (426.9)   (5,165.5)         229.5          41.6
                                         -----------  ----------- ----------   ----------  ----------  -------------    ----------
Net increase (decrease) in net
     assets resulting from
     operations                          $    (207.7) $     649.7 $  1,891.8   $   (686.6) $ (5,377.7) $       136.8    $      1.9
                                         ===========  =========== ==========   ==========  ==========  =============    ==========

                                                           RYDEX VT
                                            RYDEX VT      SMALL CAP
                                         SECTOR ROTATION    GROWTH
                                            SUBACCOUNT    SUBACCOUNT*
                                         ---------------  -----------
Net investment income (loss):
    Dividend distributions               $             -  $         -
    Expenses:
        Mortality and expense risk fee             (48.9)       (65.2)
        Administrative and
          distribution charges                     (27.4)       (35.6)
                                         ---------------  -----------
Net investment income (loss)                       (76.3)      (100.8)

Net realized and unrealized gain
      (loss) on investments:
        Capital gains distributions                  -          252.6
        Realized gain (loss) on sales
           of fund shares                          402.8        656.2
        Change in unrealized
           appreciation/depreciation
           on investments during the
           period                                   93.0        926.2
                                         ---------------  -----------
Net realized and unrealized gain
     (loss) on investments                         495.8      1,835.0
                                         ---------------  -----------
Net increase (decrease) in net
     assets resulting from
     operations                          $         419.5  $   1,734.2
                                         ===============  ===========

*     For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                    RYDEX VT
                                                                                         RYDEX VT     U.S.
                             RYDEX VT                RYDEX VT                               U.S.    GOVERNMENT
                             SMALL CAP   RYDEX VT  TELECOMMUN-  RYDEX VT     RYDEX VT    GOVERNMENT    MONEY    RYDEX VT   RYDEX VT
                               VALUE    TECHNOLOGY   ICATIONS    TITAN 500 TRANSPORTATION    BOND      MARKET      URSA    UTILITIES
                            SUBACCOUNT* SUBACCOUNT  SUBACCOUNT SUBACCOUNT   SUBACCOUNT   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                            ----------- ---------- ----------- ---------- -------------- ---------- ---------- ---------- ----------
Net investment income
   (loss):
   Dividend distributions   $     14.0  $       -  $        -  $       -  $           -  $   880.9  $   413.7  $       -  $    70.3
   Expenses:
     Mortality and expense
        risk fee                 (76.6)     (45.4)      (27.1)     (54.8)         (34.0)    (231.4)  (1,844.1)    (100.5)     (38.9)
     Administrative and
        distribution
        charges                  (42.0)     (25.0)      (14.9)     (29.9)         (18.8)    (125.1)  (1,005.1)     (55.0)     (21.3)
                            ----------  ---------  ----------  ---------  -------------  ---------  ---------  ---------  ---------
Net investment income
   (loss)                       (104.6)     (70.4)      (42.0)     (84.7)         (52.8)     524.4   (2,435.5)    (155.5)      10.1

Net realized and unrealized
  gain (loss) on
  investments:
     Capital gains
       distributions             837.6      461.7           -    1,162.1           70.5    1,018.6          -          -          -
     Realized gain (loss)
         on sales of fund
         shares                1,875.0     (449.2)      661.9       22.3          930.2   (3,036.3)         -   (1,993.9)     733.3
     Change in unrealized
       appreciation/
       depreciation on
       investments during
        the period               569.2      129.8       111.6      437.4          555.2      248.3          -      (72.4)     259.6
                            ----------  ---------  ----------  ---------  -------------  ---------  ---------  ---------  ---------
Net realized and unrealized
   gain (loss) on
   investments                 3,281.8      142.3       773.5    1,621.8        1,555.9   (1,769.4)         -   (2,066.3)     992.9
                            ----------  ---------  ----------  ---------  -------------  ---------  ---------  ---------  ---------
Net increase (decrease) in
   net assets resulting
   from operations          $  3,177.2  $    71.9  $    731.5  $ 1,537.1  $     1,503.1  $(1,245.0) $(2,435.5) $(2,221.8) $ 1,003.0
                            ==========  =========  ==========  =========  =============  =========  =========  =========  =========

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                      Statements of Operations (continued)

                                 (In Thousands)

                          Year Ended December 31, 2004

                                                                                                TEMPLETON   TEMPLETON
                              RYDEX VT                 SBL SMALL       STRONG       FRANKLIN   DEVELOPING   FOREIGN
                             VELOCITY 100  SBL GLOBAL  CAP VALUE   OPPORTUNITY II  SMALL CAP    MARKETS    SECURITIES
                             SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                             ------------  ----------  ----------  --------------  ----------  ----------  ----------
Net investment income
  (loss):
   Dividend distributions    $     600.0   $       -   $       -   $           -   $       -   $    43.1   $    78.5
   Expenses:
     Mortality and expense
       risk fee                   (134.3)      (47.7)      (47.0)          (44.6)      (47.0)      (17.0)      (64.5)
     Administrative and
       distribution charges        (73.9)      (15.1)      (14.7)          (29.3)      (34.2)      (13.8)      (46.2)
                             -----------   ---------   ---------   -------------   ---------   ---------   ---------
Net investment income
  (loss)                           391.8       (62.8)      (61.7)          (73.9)      (81.2)       12.3       (32.2)

Net realized and unrealized
  gain (loss) on
  investments:
     Capital gains
       distributions                26.7           -        29.4               -           -           -           -
     Realized gain (loss)
       on sales of fund
       shares                   (5,561.2)      249.6       259.7           199.8      1126.2       191.7       335.7
     Change in unrealized
       appreciation/
       depreciatin on
       investments during
       the period                1,397.4     1,167.5       418.8           313.4      (352.4)       98.7       552.9
                             -----------   ---------   ---------   -------------   ---------   ---------   ---------
Net realized and unrealized
   gain (loss) on
   investments                  (4,137.1)    1,417.1       707.9           513.2       773.8       290.4       888.6
                             -----------   ---------   ---------   -------------   ---------   ---------   ---------
Net increase (decrease) in
   net assets resulting
   from operations           $  (3,745.3)  $ 1,354.3   $   646.2   $       439.3   $   692.6   $   302.7   $   856.4
                             ===========   =========   =========   =============   =========   =========   =========

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                       Statements of Changes in Net Assets
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                                                                           FEDERATED FUND FOR
                                                                 AIM V.I. CAPITAL      FEDERATED HIGH        U.S. GOVERNMENT
                                                                   APPRECIATION        INCOME BOND II         SECURITIES II
                                                                    SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                                  2004      2003       2004       2003       2004       2003
                                                               ---------  --------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                           $   (65.6) $  (90.4) $ 1,796.7  $   649.5  $   246.0  $   223.7
        Capital gains distributions                                    -         -          -          -       43.4       47.9
        Realized gain (loss) on sales of fund shares               299.8     565.5      174.4    1,532.8      (79.8)     (62.0)
        Change in unrealized appreciation/ depreciation on
           investments during the period                            (7.4)    807.4       (4.3)   1,118.6       (6.6)     (99.5)
                                                               ---------  --------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net assets from operations          226.8   1,282.5    1,966.8    3,300.9      203.0      110.1

    From contractholder transactions:
        Variable annuity deposits                                  921.8     370.5    5,661.7    3,858.3    1,685.8  $ 7,945.8
        Contractholder maintenance charges                         (43.2)    (55.4)    (287.1)    (188.2)     (86.7)    (101.8)
        Terminations and withdrawals                              (424.4)   (813.0)  (4,397.1)  (2,361.4)  (1,039.2)  (1,139.7)
        Transfers between subaccounts, net                      (1,115.8)     (0.6)   5,154.3    1,971.8   (3,139.3)  (6,995.2)
                                                               ---------  --------  ---------  ---------  ---------  ---------
    Net increase (decrease) in net assets from contractholder
        transactions                                              (661.6)   (498.5)   6,131.8    3,280.5   (2,579.4)    (290.9)
                                                               ---------  --------  ---------  ---------  ---------  ---------
Net increase (decrease) in net assets                             (434.8)    784.0    8,098.6    6,581.4   (2,376.4)    (180.8)
Net assets at beginning of year                                  4,812.9   4,028.9   32,797.5   26,216.1   11,130.0   11,310.8
                                                               ---------  --------  ---------  ---------  ---------  ---------
Net assets at end of year                                      $ 4,378.1  $4,812.9  $40,896.1  $32,797.5  $ 8,753.6  $11,130.0
                                                               =========  ========  =========  =========  =========  =========

                                                                  FIDELITY VIP       FIDELITY VIP GROWTH     FIDELITY VIP
                                                                   CONTRAFUND           OPPORTUNITIES          INDEX 500
                                                                   SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                                                  2004      2003      2004      2003       2004       2003
                                                               ---------  --------  --------  --------  ---------  ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                           $  (161.4) $  (69.7) $  (23.5) $  (11.8) $   (16.9) $   (37.3)
        Capital gains distributions                                    -         -         -         -          -          -
        Realized gain (loss) on sales of fund shares               348.2      78.4     125.9      39.6      592.8      302.1
        Change in unrealized appreciation/ depreciation on
           investments during the period                         1,591.4     488.8      13.7     210.6     (114.5)     858.0
                                                               ---------  --------  --------  --------  ---------  ---------
    Net increase (decrease) in net assets from operations        1,778.2     497.5     116.1     238.4      461.4    1,122.8

    From contractholder transactions:
        Variable annuity deposits                                2,174.1     964.2   1,123.4     513.1    2,971.5    3,570.6
        Contractholder maintenance charges                        (147.4)    (47.6)    (24.8)    (10.5)    (101.5)     (52.5)
        Terminations and withdrawals                            (1,518.0)   (369.7)   (178.0)    (72.2)  (1,062.8)    (431.8)
        Transfers between subaccounts, net                       9,451.1   4,635.0    (985.5)  1,682.3   (3,418.6)   3,220.9
                                                               ---------  --------  --------  --------  ---------  ---------
    Net increase (decrease) in net assets from contractholder
        transactions                                             9,959.8   5,181.9     (64.9)  2,112.7   (1,611.4)   6,307.2
                                                               ---------  --------  --------  --------  ---------  ---------
Net increase (decrease) in net assets                           11,738.0   5,679.4      51.2   2,351.1   (1,150.0)   7,430.0
Net assets at beginning of year                                  6,986.7   1,307.3   2,516.7     165.6    9,758.0    2,328.0
                                                               ---------  --------  --------  --------  ---------  ---------
Net assets at end of year                                      $18,724.7  $6,986.7  $2,567.9  $2,516.7  $ 8,608.0  $ 9,758.0
                                                               =========  ========  ========  ========  =========  =========

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                                   FIDELITY VIP        NEUBERGER BERMAN           NEUBERGER
                                                                 INVESTMENT GRADE        AMT GUARDIAN             BERMAN AMT
                                                                  BOND SUBACCOUNT         SUBACCOUNT         PARTNERS SUBACCOUNT
                                                               2004        2003         2004       2003         2004       2003
                                                            ----------  ----------   ---------  -----------  ---------  ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                        $    357.9  $    135.7   $   (86.0) $     (50.0) $   (77.1) $   (67.7)
        Capital gains distributions                              375.0        97.6           -            -          -          -
        Realized gain (loss) on sales of fund shares            (288.8)      141.2       155.0      1,164.9      276.7      575.2
        Change in unrealized appreciation/
           depreciation on  investments
             during the period                                  (149.6)       15.5       462.1        495.9      915.1      458.2
                                                            ----------  ----------   ---------  -----------  ---------  ---------
    Net increase (decrease) in net assets
      from operations                                            294.5       390.0       531.1      1,610.8    1,114.7      965.7

    From contractholder transactions:
        Variable annuity deposits                                851.6     2,958.6       296.9        117.1      737.1      233.1
        Contractholder maintenance charges                      (105.6)      (95.3)      (59.0)       (48.6)     (64.5)     (38.5)
        Terminations and withdrawals                          (1,046.9)   (1,455.3)     (709.8)      (681.1)    (633.8)    (346.6)
        Transfers between subaccounts, net                    (1,878.4)    1,568.9     1,739.9     (1,066.5)   3,642.4    1,950.0
                                                            ----------  ----------   ---------  -----------  ---------  ---------
    Net increase (decrease) in net assets
        from contractholder transactions                      (2,179.3)    2,976.9     1,268.0     (1,679.1)   3,681.2    1,798.0
                                                            ----------  ----------   ---------  -----------  ---------  ---------
Net increase (decrease) in net assets                         (1,884.8)    3,366.9     1,799.1        (68.3)   4,795.9    2,763.7
Net assets at beginning of year                               12,190.7     8,823.8     4,589.7      4,658.0    3,544.7      781.0
                                                            ----------  ----------   ---------  -----------  ---------  ---------
Net assets at end of year                                   $ 10,305.9  $ 12,190.7   $ 6,388.8  $   4,589.7  $ 8,340.6  $ 3,544.7
                                                            ==========  ==========   =========  ===========  =========  =========

                                                                                                                RVT CLS
                                                               PIMCO VIT REAL          PIMCO VIT Total      ADVISORONE AMERIGO
                                                             RETURN SUBACCOUNT        RETURN SUBACCOUNT        SUBACCOUNT
                                                               2004       2003*        2004      2003*       2004        2003**
                                                            ----------  ---------   ---------  ---------  ----------  -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                        $    (33.6) $   (18.0)  $    31.4  $    31.9  $ (1,065.9) $    (189.8)
        Capital gains distributions                              186.7      205.7       133.7       40.0           -            -
        Realized gain (loss) on sales of fund shares             283.4      (21.5)       43.1      (32.0)      454.6         10.4
        Change in unrealized appreciation/
           depreciation on investments
           during the period                                      32.8        7.0        21.8       (7.0)   10,744.2      4,327.8
                                                            ----------  ---------   ---------  ---------  ----------  -----------
    Net increase (decrease) in net assets
      from operations                                            469.3      173.2       230.0       32.9    10,132.9      4,148.4

    From contractholder transactions:
        Variable annuity deposits                              1,750.4    1,147.2     1,988.3    2,204.3     4,214.8      2,535.5
        Contractholder maintenance charges                       (62.2)     (35.2)      (48.0)     (22.4)     (810.1)      (106.6)
        Terminations and withdrawals                            (569.1)    (626.4)     (860.1)    (918.5)   (6,765.5)    (2,683.6)
        Transfers between subaccounts, net                    (5,358.1)   9,245.6     3,437.3    3,374.1    71,350.6     40,490.8
                                                            ----------  ---------   ---------  ---------  ----------  -----------
    Net increase (decrease) in net assets from
        contractholder transactions                           (4,239.0)   9,731.2     4,517.5    4,637.5    67,989.8     40,236.1
                                                            ----------  ---------   ---------  ---------  ----------  -----------
Net increase (decrease) in net assets                         (3,769.7)   9,904.4     4,747.5    4,670.4    78,122.7     44,384.5
Net assets at beginning of year                                9,904.4        -       4,670.4          -    44,384.5            -
                                                            ----------  ---------   ---------  ---------  ----------  -----------
Net assets at end of year                                   $  6,134.7  $ 9,904.4   $ 9,417.9  $ 4,670.4  $122,507.2  $  44,384.5
                                                            ==========  =========   =========  =========  ==========  ===========

*     For the period from May 1, 2003 (inception date) to December 31, 2003.

**    For the period from July 1, 2003 (inception date) to December 31, 2003.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                         RVT CLS                  RYDEX VT              RYDEX VT
                                                        ADVISORONE                 ARKTOS                BANKING
                                                   CLERMONT SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                                    2004        2003**       2004          2003      2004       2003
                                                 ----------   ----------  -----------  ----------- ---------  ---------
Increase (decrease) in net assets:
From operations:
        Net investment income (loss)             $   (521.4)  $   (100.4) $    (280.0) $     (25.8)$   (36.5) $   (28.5)
        Capital gains distributions                       -            -            -            -     222.5          -
        Realized gain (loss) on sales of fund
           shares                                     260.9          1.6     (4,844.2)   (12,989.1)    261.5      537.9
        Change in unrealized appreciation/
           depreciation on investments
           during the period                        3,968.3      1,373.5        539.2       (761.1)     20.5      112.8
                                                 ----------   ----------  -----------  ----------- ---------  ---------
    Net increase (decrease) in net assets
       from operations                              3,707.8      1,274.7     (4,585.0)   (13,776.0)    468.0      622.2

    From contractholder transactions:
        Variable annuity deposits                   2,618.9      1,692.4        471.5         90.8     142.8      310.5
        Contractholder maintenance charges           (529.1)       (53.2)      (239.6)      (283.4)    (47.0)     (30.4)
        Terminations and withdrawals               (5,413.6)    (1,749.6)    (2,344.9)    (2,048.7)   (499.9)    (299.1)
        Transfers between subaccounts, net         65,151.0     20,012.5     (6,252.0)    22,079.7     635.5   (1,046.8)
                                                 ----------   ----------  -----------  ----------- ---------  ---------
    Net increase (decrease) in net assets
        from contractholder transactions           61,827.2     19,902.1     (8,365.0)    19,838.4     231.4   (1,065.8)
                                                 ----------   ----------  -----------  ----------- ---------  ---------
Net increase (decrease) in net assets              65,535.0     21,176.8    (12,950.0)     6,062.4     699.4     (443.6)
Net assets at beginning of year                    21,176.8            -     22,617.6     16,555.2   3,413.9    3,857.5
                                                 ----------   ----------  -----------  ----------- ---------  ---------
Net assets at end of year                        $ 86,711.8   $ 21,176.8  $   9,667.6  $  22,617.6 $ 4,113.3  $ 3,413.9
                                                 ==========   ==========  ===========  =========== =========  =========

                                                         RYDEX VT              RYDEX VT               RYDEX VT
                                                     BASIC MATERIALS        BIOTECHNOLOGY         CONSUMER PRODUCTS
                                                        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                    2004        2003      2004       2003       2004          2003
                                                 ----------  ---------  ---------  ---------  ---------  ----------
Increase (decrease) in net assets:
From operations:
        Net investment income (loss)             $   (148.5) $   (81.5) $   (58.5) $   (56.1) $  (101.3) $    (35.3)
        Capital gains distributions                   380.8          -          -          -      156.4        27.6
        Realized gain (loss) on sales of fund
           shares                                   3,009.3    1,107.0     (173.6)     (28.4)    (541.2)      207.6
        Change in unrealized appreciation/
           depreciation on investments
           during the period                        (1425.1)   2,153.5      (42.7)     303.0       96.0        36.1
                                                 ----------  ---------  ---------  ---------  ---------  ----------
    Net increase (decrease) in net assets
       from operations                              1,816.5    3,179.0     (274.8)     218.5     (390.1)      236.0

    From contractholder transactions:
        Variable annuity deposits                     448.7      235.2      384.3      232.7      406.8       180.1
        Contractholder maintenance charges           (120.9)     (73.3)     (51.8)     (53.6)     (78.4)      (26.4)
        Terminations and withdrawals               (1,187.4)    (626.8)    (530.3)    (563.5)    (805.6)     (258.1)
        Transfers between subaccounts, net        (18,923.3)  25,578.9     (682.1)     874.2    3,928.6      (916.6)
                                                 ----------  ---------  ---------  ---------  ---------  ----------
    Net increase (decrease) in net assets
        from contractholder transactions          (19,782.9)  25,114.0     (879.9)     489.8    3,451.4    (1,021.0)
                                                 ----------  ---------  ---------  ---------  ---------  ----------
Net increase (decrease) in net assets             (17,966.4)  28,293.0   (1,154.7)     708.3    3,061.3      (785.0)
Net assets at beginning of year                    28,722.2      429.2    3,637.6    2,929.3    1,485.8     2.270.8
                                                 ----------  ---------  ---------  ---------  ---------  ----------
Net assets at end of year                        $ 10,755.8  $28,722.2  $ 2,482.9  $ 3,637.6  $ 4,547.1  $  1,485.8
                                                 ==========  =========  =========  =========  =========  ==========

**    For the period from July 1, 2003 (inception date) to December 31, 2003.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                        RYDEX VT                  RYDEX VT               RYDEX VT
                                                      ELECTRONICS                  ENERGY            ENERGY SERVICES
                                                       SUBACCOUNT                SUBACCOUNT             SUBACCOUNT
                                                    2004         2003         2004        2003         2004      2003
                                                 ----------  ----------     ----------  ---------  ----------  --------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $    (45.3) $    (90.8)    $   (199.1) $   (34.0) $   (130.1) $  (39.1)
        Capital gains distributions                       -           -            8.2          -           -         -
        Realized gain (loss) on sales of fund
          shares                                     (545.5)      381.6        3,517.3      487.9     1,700.1    (261.9)
        Change in unrealized appreciation/
          depreciation on investments
          during the period                           122.7       358.8          316.2      535.3       448.4     210.0
                                                 ----------  ----------     ----------  ---------  ----------  --------
    Net increase (decrease) in net assets
       from operations                               (468.1)      649.6        3,642.6      989.2     2,018.4     (91.0)

    From contractholder transactions:
        Variable annuity deposits                     197.1       114.1        1,518.0      248.2       664.3     263.3
        Contractholder maintenance charges            (26.8)      (78.8)        (145.3)     (26.5)     (109.5)    (35.4)
        Terminations and withdrawals                 (286.8)     (721.5)      (2,367.0)    (244.4)   (1,443.3)   (323.4)
        Transfers between subaccounts, net         (7,712.6)    9,700.2          546.8   10,530.1     9,759.3     972.6
                                                 ----------  ----------     ----------  ---------  ----------  --------
    Net increase (decrease) in net assets
       from contractholder transactions            (7,829.1)    9,014.0         (447.5)  10,507.4     8,870.8     877.1
                                                 ----------  ----------     ----------  ---------  ----------  --------
Net increase (decrease) in net assets              (8,297.2)    9,663.6         3195.1   11,496.6    10,889.2     786.1
Net assets at beginning of year                    13,663.1     3,999.5       14,170.6    2,674.0     4,247.2   3,461.1
                                                 ----------  ----------     ----------  ---------  ----------  --------
Net assets at end of year                        $  5,365.9  $ 13,663.1     $ 17,365.7  $14,170.6  $ 15,136.4  $4,247.2
                                                 ==========  ==========     ==========  =========  ==========  ========

                                                        RYDEX VT               RYDEX VT                 RYDEX VT
                                                   FINANCIAL SERVICES         HEALTH CARE               INTERNET
                                                       SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                                    2004         2003      2004        2003        2004         2003
                                                 ----------- ---------  ----------  ----------  ----------  ------------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $     (91.9)$   (61.6) $   (103.7) $    (72.5) $    (81.1) $      (44.5)
        Capital gains distributions                        -         -        49.8           -           -             -
        Realized gain (loss) on sales of fund
          shares                                       798.9     (38.5)   (1,500.5)     (249.0)      506.8         281.1
        Change in unrealized appreciation/
          depreciation on investments
          during the period                            515.9     281.4       (38.5)      301.8      (209.8)        589.9
                                                 ----------- ---------  ----------  ----------  ----------  ------------
    Net increase (decrease) in net assets
       from operations                               1,222.9     181.3    (1,592.9)      (19.7)      215.9         826.5

    From contractholder transactions:
        Variable annuity deposits                      834.6     437.8       955.0       425.1       208.0          72.1
        Contractholder maintenance charges             (91.6)    (35.1)      (87.0)      (54.8)      (61.1)        (31.3)
        Terminations and withdrawals                  (879.6)   (461.8)     (793.0)     (421.9)     (865.9)       (384.6)
        Transfers between subaccounts, net           5,848.2   5,371.0    (3,540.8)   11,095.0      (509.0)      3,359.3
                                                 ----------- ---------  ----------  ----------  ----------  ------------
    Net increase (decrease) in net assets
       from contractholder transactions              5,711.6   5,311.9    (3,465.8)   11,043.4    (1,228.0)      3,015.5
                                                 ----------- ---------  ----------  ----------  ----------  ------------
Net increase (decrease) in net assets                6,934.5   5,493.2    (5,058.7)   11,023.7    (1,012.1)      3,842.0
Net assets at beginning of year                      6,668.0   1,174.8    12,463.1     1,439.4     7,140.5       3,298.5
                                                 ----------- ---------  ----------  ----------  ----------  ------------
Net assets at end of year                        $  13,602.5 $ 6,668.0  $  7,404.4  $ 12,463.1  $  6,128.4  $    7,140.5
                                                 =========== =========  ==========  ==========  ==========  ============

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                      RYDEX VT      RYDEX VT    RYDEX VT
                                                   INVERSE DYNAMIC   INVERSE     INVERSE
                                                       DOW 30        MID CAP    SMALL CAP         RYDEX VT
                                                     SUBACCOUNT    SUBACCOUNT  SUBACCOUNT     JUNO SUBACCOUNT
                                                      2004***        2004***    2004***      2004        2003*
                                                   --------------- ----------  ----------  ----------  ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                   $  (4.0)     $  (1.2)   $    (47.3) $   (222.2) $   (81.0)
        Capital gains distributions                       16.3            -             -       102.7          -
        Realized gain (loss) on sales of fund
          shares                                         (41.7)       (37.3)       (741.0)   (2,916.1)     239.9
        Change in unrealized appreciation/
          depreciation on investments during
           the period                                    (64.8)        (1.4)       (163.6)     (156.6)     (35.7)
                                                       -------      -------    ----------  ----------  ---------
    Net increase (decrease) in net assets
         from operations                                 (94.2)       (39.9)       (951.9)   (3,192.2)     123.2

    From contractholder transactions:
        Variable annuity deposits                          7.6         20.5          61.2       629.1      632.7
        Contractholder maintenance charges                (1.4)        (0.3)        (46.7)     (140.8)     (93.3)
        Terminations and withdrawals                     (15.3)       (15.3)       (395.8)   (1,346.7)    (821.9)
        Transfers between subaccounts, net               797.7         95.7       4,306.6     9,770.3    4,100.8
                                                       -------      -------    ----------  ----------  ---------
    Net increase (decrease) in net assets
        from contractholder transactions                 788.6        100.6       3,925.3     8,911.9    3,818.3
                                                       -------      -------    ----------  ----------  ---------
Net increase (decrease) in net assets                    694.4         60.7       2,973.4     5,719.7    3,941.5
Net assets at beginning of year                              -            -             -     3,941.5          -
                                                       -------      -------    ----------  ----------  ---------
Net assets at end of year                              $ 694.4      $  60.7    $  2,973.4  $  9,661.2  $ 3,941.5
                                                       =======      =======    ==========  ==========  =========

                                                                           RYDEX VT
                                                          RYDEX VT         LARGE CAP         RYDEX VT
                                                      LARGE CAP EUROPE      GROWTH        LARGE CAP JAPAN
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                                     2004       2003        2004***      2004        2003
                                                   ----------  ---------- -----------  ---------  ----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)               $  2,218.6  $  3,876.5 $      31.9  $  (129.7) $   (102.0)
        Capital gains distributions                      86.7           -        79.6          -           -
        Realized gain (loss) on sales of fund
          shares                                        976.0     1,484.4       349.9   (4,822.9)   (4,961.2)
        Change in unrealized appreciation/
          depreciation on investments during
           the period                                  (288.7)     (984.8)      211.7     (135.5)      227.7
                                                   ----------  ---------- -----------  ---------  ----------
    Net increase (decrease) in net assets
         from operations                              2,992.6     4,376.1       673.1   (5,088.1)   (4,835.5)

    From contractholder transactions:
        Variable annuity deposits                       509.9         5.7       113.1      224.1       176.5
        Contractholder maintenance charges             (165.0)      (61.5)      (33.3)    (108.2)      (87.5)
        Terminations and withdrawals                 (1,547.3)     (629.2)     (232.4)  (1,232.1)     (694.9)
        Transfers between subaccounts, net            3,915.5    18,125.7    11,783.7    6,009.2    10,802.7
                                                   ----------  ---------- -----------  ---------  ----------
    Net increase (decrease) in net assets
        from contractholder transactions              2,713.1    17,440.7    11,631.1    4,893.0    10,196.8
                                                   ----------  ---------- -----------  ---------  ----------
Net increase (decrease) in net assets                 5,705.7    21,816.8    12,304.2     (195.1)    5,361.3
Net assets at beginning of year                      22,063.3       246.5           -    5,999.0       637.7
                                                   ----------  ---------- -----------  ---------  ----------
Net assets at end of year                          $ 27,769.0  $ 22,063.3 $  12,304.2  $ 5,803.9  $  5,999.0
                                                   ==========  ========== ===========  =========  ==========

*     For the period from May 1, 2003 (inception date) to December 31, 2003.

***   For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                                                            RYDEX VT
                                                                                             LONG
                                                     RYDEX VT            RYDEX VT          DYNAMIC DOW        RYDEX VT
                                                 LARGE CAP VALUE         LEISURE               30              MEDIUS
                                                    SUBACCOUNT          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                     2004***        2004         2003       2004***      2004        2003
                                                 ---------------   ----------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)                  $  (34.0)    $    (76.5) $    (83.8) $     49.7  $  (151.6) $   (104.7)
        Capital gains distributions                       62.6           23.4           -         6.0      638.8       343.0
        Realized gain (loss) on sales of fund
          shares                                         488.4        1,051.3       835.7       259.8     (640.1)    2,495.7
        Change in unrealized appreciation/
          depreciation on investments during
          the period                                      85.6          329.5       602.3       (30.7)   1,119.6      (195.3)
                                                      --------     ----------  ----------  ----------  ---------  ----------
    Net increase (decrease) in net assets
        from operations                                  602.6        1,327.7     1,354.2       284.8      966.7     2,538.7

    From contractholder transactions:
        Variable annuity deposits                        771.4          234.0       468.0        26.5      848.2       171.0
        Contractholder maintenance charges               (49.6)         (55.2)      (67.1)       (4.6)    (114.4)      (78.7)
        Terminations and withdrawals                    (407.6)        (554.6)     (577.3)      (33.8)    (991.7)     (624.7)
        Transfers between subaccounts, net              4781.0       (3,115.9)   16,634.0     1,509.6    8,883.4    (2,337.1)
                                                      --------     ----------  ----------  ----------  ---------  ----------
    Net increase (decrease) in net assets
        from contractholder
        transactions                                   5,095.2       (3,491.7)   16,457.6     1,497.7    8,625.5    (2,869.5)
                                                      --------     ----------  ----------  ----------  ---------  ----------
Net increase (decrease) in net assets                  5,697.8       (2,164.0)   17,811.8     1,782.5    9,592.2      (330.8)
Net assets at beginning of year                              -       19,166.9     1,355.1           -    3,955.7     4,286.5
                                                      --------     ----------  ----------  ----------  ---------  ----------
Net assets at end of year                             $5,697.8     $ 17,002.9  $ 19,166.9  $  1,782.5  $13,547.9  $  3,955.7
                                                      ========     ==========  ==========  ==========  =========  ==========


                                                                         RYDEX VT
                                                        RYDEX VT         MID CAP     RYDEX VT
                                                        MEKROS           GROWTH    MID CAP VALUE
                                                      SUBACCOUNT         SUBACCOUNT SUBACCOUNT
                                                    2004       2003       2004***     2004***
                                                 ---------- -----------  ---------  ----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $   (299.9)$   2,216.3  $   (53.6) $    (46.8)
        Capital gains distributions                   957.9     2,524.9          -       598.2
        Realized gain (loss) on sales of fund
          shares                                   (8,575.5)    6,486.2     (702.1)      388.0
        Change in unrealized appreciation/
          depreciation on investments during
          the period                                5,342.0    (3,774.2)     548.0      (289.7)
                                                 ---------- -----------  ---------  ----------
    Net increase (decrease) in net assets
        from operations                            (2,575.5)    7,453.2     (207.7)      649.7

    From contractholder transactions:
        Variable annuity deposits                     888.4       453.2       78.8       264.6
        Contractholder maintenance charges           (250.7)     (181.7)     (38.1)      (39.6)
        Terminations and withdrawals               (3,049.7)   (1,461.5)    (363.6)     (260.1)
        Transfers between subaccounts, net        (13,189.9)   39,246.9   14,177.2     9,658.0
                                                 ---------- -----------  ---------  ----------
    Net increase (decrease) in net assets
        from contractholder
        transactions                              (15,601.9)   38,056.9   13,854.3     9,622.9
                                                 ---------- -----------  ---------  ----------
Net increase (decrease) in net assets             (18,177.4)   45,510.1   13,646.6    10,272.6
Net assets at beginning of year                    47,338.0     1,827.9          -           -
                                                 ---------- -----------  ---------  ----------
Net assets at end of year                        $ 29,160.6 $  47,338.0  $13,646.6  $ 10,272.6
                                                 ========== ===========  =========  ==========

*** For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                        RYDEX VT               RYDEX VT              RYDEX VT
                                                          NOVA                   OTC               PRECIOUS METALS
                                                       SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                                   2004         2003       2004         2003      2004          2003
                                                 ----------  ---------  ----------  ---------- -----------  -----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $   (281.2) $  (169.1) $   (259.7) $   (214.5)$    (212.2) $    (207.5)
        Capital gains distributions                       -          -           -           -           -            -
        Realized gain (loss) on sales of fund
          shares                                    1,787.8    5,214.8      (861.3)    4,900.9    (1,652.9)     3,259.9
        Change in unrealized appreciation/
          depreciation on investments during
          the period                                  385.2    1,338.7       434.4       756.5    (3,512.6)     1,020.1
                                                 ----------  ---------  ----------  ---------- -----------  -----------
    Net increase (decrease) in net assets
       from operations                              1,891.8    6,384.4      (686.6)    5,442.9    (5,377.7)     4,072.5

    From contractholder transactions:
        Variable annuity deposits                     982.8      778.0       453.9     1,458.8       854.6      1,006.8
        Contractholder maintenance charges           (223.1)    (138.0)     (268.9)     (208.0)     (196.4)      (178.9)
        Terminations and withdrawals               (2,122.3)  (1,756.9)   (2,790.2)   (2,140.8)   (1,494.6)    (1,284.0)
        Transfers between subaccounts, net         11,444.9    3,788.0    31,352.1     6,864.2    (6,893.5)    (6,593.1)
                                                 ----------  ---------  ----------  ---------- -----------  -----------
    Net increase (decrease) in net assets
        from contractholder transactions           10,082.3    2,671.1    28,746.9     5,974.2    (7,729.9)    (7,049.2)
                                                 ----------  ---------  ----------  ---------- -----------  -----------
Net increase (decrease) in net assets              11,974.1    9,055.5    28,060.3    11,417.1   (13,107.6)    (2,976.7)
Net assets at beginning of year                    18,032.8    8,977.3    15,106.5     3,689.4    24,373.6     27,350.3
                                                 ----------  ---------  ----------  ---------- -----------  -----------
Net assets at end of year                        $ 30,006.9  $18,032.8  $ 43,166.8  $ 15,106.5 $  11,266.0  $  24,373.6
                                                 ==========  =========  ==========  ========== ===========  ===========

                                                         RYDEX VT              RYDEX VT              RYDEX VT
                                                        REAL ESTATE            RETAILING          SECTOR ROTATION
                                                        SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                     2004      2003        2004        2003       2004        2003
                                                 ----------  ---------  -----------  ---------  ---------  ---------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)             $    (92.7) $   139.9  $     (39.7) $   (56.9) $   (76.3) $   (46.3)
        Capital gains distributions                   150.7      377.6        111.3       21.1          -          -
        Realized gain (loss) on sales of fund
          shares                                     (860.2)   1,338.4        (67.3)   1,123.1      402.8      (61.2)
        Change in unrealized appreciation/
          depreciation on investments during
          the period                                  939.0     (320.5)        (2.4)     112.6       93.0      851.4
                                                 ----------  ---------  -----------  ---------  ---------  ---------
    Net increase (decrease) in net assets
       from operations                                136.8    1,535.4          1.9    1,199.9      419.5      743.9

    From contractholder transactions:
        Variable annuity deposits                     917.2      567.8        106.0      454.8     1362.9    1,218.2
        Contractholder maintenance charges           (117.6)     (60.0)       (32.1)     (44.3)     (68.3)     (38.4)
        Terminations and withdrawals               (1,016.1)    (530.6)      (310.4)    (369.9)    (567.1)    (278.1)
        Transfers between subaccounts, net          4,475.7    6,556.2     (3,100.3)   3,020.6    1,635.4      228.1
                                                 ----------  ---------  -----------  ---------  ---------  ---------
    Net increase (decrease) in net assets
        from contractholder transactions            4,259.2    6,533.4     (3,336.8)   3,061.2    2,362.9    1,129.8
                                                 ----------  ---------  -----------  ---------  ---------  ---------
Net increase (decrease) in net assets               4,396.0    8,068.8     (3,334.9)   4,261.1    2,782.4    1,873.7
Net assets at beginning of year                     8,792.2      723.4      5,510.0    1,248.9    5,368.2    3,494.5
                                                 ----------  ---------  -----------  ---------  ---------  ---------
Net assets at end of year                        $ 13,188.2  $ 8,792.2  $   2,175.1  $ 5,510.0  $ 8,150.6  $ 5,368.2
                                                 ==========  =========  ===========  =========  =========  =========

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003


                                                    RYDEX VT           RYDEX VT           RYDEX VT                RYDEX VT
                                               SMALL CAP GROWTH    SMALL CAP VALUE       TECHNOLOGY          TELECOMMUNICATIONS
                                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT              SUBACCOUNT
                                                    2004***           2004***         2004         2003        2004       2003
                                               ----------------    --------------- ---------    ---------  ----------  ----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)               $  (100.8)        $  (104.6)    $   (70.4)   $  (104.1) $    (42.0) $    (19.8)
        Capital gains distributions                    252.6             837.6         461.7        700.7         -             -
        Realized gain (loss) on sales of fund
           shares                                      656.2           1,875.0        (449.2)      (993.5)      661.9      (423.8)
        Change in unrealized appreciation/
           depreciation on investments during
           the period                                  926.2             569.2         129.8        227.6       111.6       297.5
                                                   ---------         ---------     ---------    ---------  ----------  ----------
    Net increase (decrease) in net assets
        from operations                              1,734.2           3,177.2          71.9       (169.3)      731.5      (146.1)

    From contractholder transactions:
        Variable annuity deposits                      246.1             278.5         898.4        503.2       251.3       110.5
        Contractholder maintenance charges             (85.5)           (113.5)        (49.9)       (80.0)      (30.8)      (12.2)
        Terminations and withdrawals                  (614.9)           (898.2)       (505.8)      (820.4)     (295.5)     (116.5)
        Transfers between subaccounts, net          16,343.2          25,294.1       1,753.1      2,147.7      (952.7)      422.8
                                                   ---------         ---------     ---------    ---------  ----------  ----------
    Net increase (decrease) in net assets
        from contractholder transactions            15,888.9          24,560.9       2,095.8      1,750.5    (1,027.7)      404.6
                                                   ---------         ---------     ---------    ---------  ----------  ----------
Net increase (decrease) in net assets               17,623.1          27,738.1       2,167.7      1,581.2      (296.2)      258.5
Net assets at beginning of year                            -                 -       4,839.8      3,258.6     5,129.2     4,870.7
                                                   ---------         ---------     ---------    ---------  ----------  ----------
Net assets at end of year                          $17,623.1         $27,738.1     $ 7,007.5    $ 4,839.8  $  4,833.0  $  5,129.2
                                                   =========         =========     =========    =========  ==========  ==========

                                                     RYDEX VT               RYDEX VT                 RYDEX VT
                                                     TITAN 500            TRANSPORTATION          U.S. GOVERNMENT BOND
                                                     SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                                 2004       2003       2004         2003         2004         2003
                                               ---------  ---------  ---------  ---------     -----------  ----------
Increase (decrease) in net assets:
    From operations:
        Net investment income (loss)           $   (84.7) $   (50.0) $   (52.8) $   (27.6)    $     524.4  $    390.6
        Capital gains distributions              1,162.1      669.5       70.5          -         1,018.6       498.4
        Realized gain (loss) on sales of fund
           shares                                   22.3    1,198.5      930.2      278.3        (3,036.3)     (526.3)
        Change in unrealized appreciation/
           depreciation on investments during
           the period                              437.4     (291.8)     555.2       75.9           248.3      (346.4)
                                               ---------  ---------  ---------  ---------     -----------  ----------
    Net increase (decrease) in net assets
        from operations                          1,537.1    1,526.2    1,503.1      326.6        (1,245.0)       16.3

    From contractholder transactions:
        Variable annuity deposits                1,148.1    1,557.4       61.3      402.3         1,709.9     8,306.3
        Contractholder maintenance charges         (60.8)     (25.6)     (44.7)     (21.7)         (283.6)     (219.8)
        Terminations and withdrawals              (313.1)    (101.9)    (457.8)    (305.6)       (2,569.0)   (2,019.3)
        Transfers between subaccounts, net       1,911.1    1,586.5    6,172.3   (2,073.8)      (17,663.6)   22,050.8
                                               ---------  ---------  ---------  ---------     -----------  ----------
    Net increase (decrease) in net assets
        from contractholder transactions         2,685.3    3,016.4    5,731.1   (1,998.8)      (18,806.3)   28,118.0
                                               ---------  ---------  ---------  ---------     -----------  ----------
Net increase (decrease) in net assets            4,222.4    4,542.6    7,234.2   (1,672.2)      (20,051.3)   28,134.3
Net assets at beginning of year                  5,006.2      463.6    2,484.8    4,157.0        38,497.5    10,363.2
                                               ---------  ---------  ---------  ---------     -----------  ----------
Net assets at end of year                      $ 9,228.6  $ 5,006.2  $ 9,719.0  $ 2,484.8     $  18,446.2  $ 38,497.5
                                               =========  =========  =========  =========     ===========  ==========

***   For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                         RYDEX VT
                                                      U.S. GOVERNMENT                  RYDEX VT                RYDEX VT
                                                        MONEY MARKET                     URSA                 UTILITIES
                                                         SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT
                                                    2004           2003          2004           2003       2004          2003
                                                 -----------    -----------   -----------   ----------  -----------   ----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                 $  (2,435.5)   $  (2,408.5)  $    (155.5)  $   (265.0)  $     10.1   $    (77.0)
    Capital gains distributions                            -              -             -            -            -            -
    Realized gain (loss) on sales of fund shares
                                                           -              -      (1,993.9)    (5,536.4        733.3        703.2
    Change in unrealized appreciation/
        depreciation on investments during the
        period                                             -              -         (72.4)      (206.6)       259.6        233.2
                                                 -----------    -----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets from        (2,435.5)      (2,408.5)     (2,221.8)    (6,008.0)     1,003.0        859.4
     operations

  From contractholder transactions:
    Variable annuity deposits                      276,422.7      384,820.7         457.4        770.1         99.7         60.5
    Contractholder maintenance charges              (3,327.6)      (1,700.5)       (112.4)      (193.6)       (52.0)       (67.2)
    Terminations and withdrawals                   (63,832.8)     (53,284.3)     (1,185.9)    (1,742.4)      (524.1)      (809.0)
    Transfers between subaccounts, net            (263,116.5)    (310,387.8)      1,521.7     (4,011.7)     5,367.3    (17,670.6)
                                                 -----------    -----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets from
       contractholder transactions                 (53,854.2)      19,448.1         680.8     (5,177.6)     4,890.9    (18,486.3)
                                                 -----------    -----------   -----------   ----------   ----------   ----------

Net increase (decrease) in net assets              (56,289.7)      17,039.6      (1,541.0)   (11,185.6)     5,893.9    (17,626.9)
Net assets at beginning of year                    159,619.9      142,580.3       7,280.3     18,465.9      3,121.3     20,748.2
                                                 -----------    -----------   -----------   ----------   ----------   ----------
Net assets at end of year                        $ 103,330.2    $ 159,619.9   $   5,739.3   $  7,280.3   $  9,015.2   $  3,121.3
                                                 ===========    ===========   ===========   ==========   ==========   ==========


                                                          RYDEX VT                                                SBL
                                                        VELOCITY 100                 SBL GLOBAL              SMALL CAP VALUE
                                                         SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                                    2004           2003          2004           2003       2004          2003
                                                 -----------    -----------   -----------   ----------  -----------   ----------
Increase (decrease) in net assets:
  From operations:
    Net investment income (loss)                       391.8    $   1,910.7   $     (62.8)  $    (28.5) $     (61.7)  $     (8.8)
    Capital gains distributions                         26.7              -             -            -         29.4          7.8
    Realized gain (loss) on sales of fund shares
                                                    (5,561.2)       2,242.1         249.6      1,168.7        259.7        146.4
    Change in unrealized appreciation/
        depreciation on investments during the
        period                                       1,397.4         (157.3)      1,167.5        392.5        418.8        316.6
                                                 -----------    -----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets from        (3,745.3)       3,995.5       1,354.3      1,532.7        646.2        462.0
     operations

  From contractholder transactions:
    Variable annuity deposits                        2,574.5        1,283.6       1,831.6        317.3      1,357.2         74.9
    Contractholder maintenance charges                (146.7)         (80.5)        (67.7)       (38.8)       (78.4)       (10.1)
    Terminations and withdrawals                    (1,523.3)        (425.5)       (530.2)      (265.3)      (624.2)       (21.1)
    Transfers between subaccounts, net               5,469.5       14,198.8       4,786.7      2,061.3      1,082.8      3,879.7
                                                 -----------    -----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets from
       contractholder transactions                   6,374.0       14,976.4       6,020.4      2,074.5      1,737.4      3,923.4
                                                 -----------    -----------   -----------   ----------   ----------   ----------
Net increase (decrease) in net assets                2,628.7       18,971.9       7,374.7      3,607.2      2,383.6      4,385.4
Net assets at beginning of year                     20,409.4        1,437.5       4,077.8        470.6      4,385.4            -
                                                 -----------    -----------   -----------   ----------   ----------   ----------
Net assets at end of year                        $  23,038.1    $  20,409.4   $  11,452.5   $  4,077.8  $   6,769.0   $  4,385.4
                                                 ===========    ===========   ===========   ==========  ===========   ==========

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                 Statements of Changes in Net Assets (continued)
                                 (In Thousands)

                     Years Ended December 31, 2004 and 2003

                                                            STRONG
                                                        OPPORTUNITY II              FRANKLIN SMALL CAP
                                                          SUBACCOUNT                   SUBACCOUNT
                                                       2004         2003           2004          2003
                                                    ----------   ----------     ----------    ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $   (73.9)   $    (12.8)    $    (81.2)   $    (92.8)
      Capital gains distributions                           -             -              -             -
      Realized gain (loss) on sales of fund shares
                                                        199.8          60.2        1,126.2       1,039.3
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                        313.4         254.6         (352.4)        813.1
                                                    ---------    ----------     ----------    ----------
    Net increase (decrease) in net assets from          439.3         302.0          692.6       1,759.6
       operations

    From contractholder transactions:
      Variable annuity deposits                         755.6         203.1          286.6         839.8
      Contractholder maintenance charges                (59.1)         (9.2)         (50.2)        (62.8)
      Terminations and withdrawals                     (607.5)        (75.1)        (508.9)       (531.2)
      Transfers between subaccounts, net              4,211.9       1,350.6      (16,695.2)     14,396.4
                                                    ---------    ----------     ----------    ----------
    Net increase (decrease) in net assets from
       contractholder transactions                    4,300.9       1,469.4      (16,967.7)     14,642.2
                                                    ---------    ----------     ----------    ----------
Net increase (decrease) in net assets                 4,740.2       1,771.4      (16,275.1)     16,401.8
Net assets at beginning of year                       2,221.8         450.4       19,791.5       3,389.7
                                                    ---------    ----------     ----------    ----------
Net assets at end of year                           $ 6,962.0    $  2,221.8     $  3,516.4    $ 19,791.5
                                                    =========    ==========     ==========    ==========

                                                           TEMPLETON                 TEMPLETON
                                                          DEVELOPING                  FOREIGN
                                                            MARKETS                  SECURITIES
                                                          SUBACCOUNT                 SUBACCOUNT
                                                       2004         2003          2004           2003
                                                    ----------   ----------     ----------   ----------
Increase (decrease) in net assets:
    From operations:
      Net investment income (loss)                  $    12.3    $    (7.5)     $   (32.2)   $    23.0
      Capital gains distributions                           -            -              -            -
      Realized gain (loss) on sales of fund shares
                                                        191.7        391.0          335.7        721.8
      Change in unrealized appreciation/
          depreciation on investments during the
          period                                         98.7        152.5          552.9        735.5
                                                    ---------    ---------      ---------    ---------
    Net increase (decrease) in net assets from          302.7        536.0          856.4      1,480.3
       operations

    From contractholder transactions:
      Variable annuity deposits                         244.1         95.3          379.9        599.4
      Contractholder maintenance charges                (20.0)        (6.8)         (71.8)       (30.8)
      Terminations and withdrawals                     (149.3)       (33.9)        (738.9)      (212.4)
      Transfers between subaccounts, net               (590.5)       865.1         (321.4)     3,059.6
                                                    ---------    ---------      ---------    ---------
    Net increase (decrease) in net assets from
       contractholder transactions                     (515.7)       919.7         (752.2)     3,415.8
                                                    ---------    ---------      ---------    ---------

Net increase (decrease) in net assets                  (213.0)     1,455.7          104.2      4,896.1
Net assets at beginning of year                       1,877.7        422.0        6,805.0      1,908.9
                                                    ---------    ---------      ---------    ---------
Net assets at end of year                           $ 1,664.7    $ 1,877.7      $ 6,909.2    $ 6,805.0
                                                    =========    =========      =========    =========

See accompanying notes.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                          Notes to Financial Statements

                                December 31, 2004

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Variable Annuity Account XIV - AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the AIM Variable Insurance Funds, Federated Insurance Series, Fidelity Variable Insurance Products Fund, The Neuberger Berman Advisors Management Trust, Pacific Investment Management Company, Inc., The Rydex Variable Trust, SBL Fund, Strong Capital Opportunity Fund, and Franklin Templeton Variable Insurance Products Trust, mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

         SUBACCOUNT                                 MUTUAL FUND
-----------------------------------   ---------------------------------------------------------
                                      AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation           AIM V.I. Capital Appreciation Fund
                                      Federated Insurance Series:
Federated High Income Bond II           Federated High Income Bond Fund II
Federated Fund for U.S. Government      Federated Fund for U.S. Government Securities II
  Securities II
                                      Fidelity Variable Insurance Products:
Fidelity VIP Contrafund                 Fidelity VIP II Contrafund - Service Class 2
Fidelity VIP Growth Opportunities       Fidelity VIP III Growth Opportunities - Service Class 3
Fidelity VIP Index 500                  Fidelity VIP II Index 500 - Service Class 2
Fidelity VIP Investment Grade Bond      Fidelity VIP II Investment Grade Bond - Service Class 2
                                      The Neuberger Berman Advisors Management Trust:
Neuberger Berman AMT Guardian Trust     Neuberger Berman Guardian Trust
Neuberger Berman AMT Partners           Neuberger Berman Partners
                                      Pacific Investment Management Company, Inc.
PIMCO VIT Real Return                   PIMCO VIT Real Return Portfolio Fund
PIMCO VIT Total Return                  PIMCO VIT Total Return Portfolio Fund

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          SUBACCOUNT                                  MUTUAL FUND
-------------------------------          --------------------------------------
                                         The Rydex Variable Trust:
RVT CLS AdvisorOne Amerigo                 RVT CLS AdvisorOne Amerigo
RVT CLS AdvisorOne Clermont                RVT CLS AdvisorOne Clermont
Rydex VT Arktos                            Rydex VT Arktos Fund
Rydex VT Banking                           Rydex VT Banking Fund
Rydex VT Basic Materials                   Rydex VT Basic Materials Fund
Rydex VT Biotechnology                     Rydex VT Biotechnology Fund
Rydex VT Consumer Products                 Rydex VT Consumer Products Fund
Rydex VT Electronics                       Rydex VT Electronics Fund
Rydex VT Energy                            Rydex VT Energy Fund
Rydex VT Energy Services                   Rydex VT Energy Services Fund
Rydex VT Financial Services                Rydex VT Financial Services Fund
Rydex VT Health Care                       Rydex VT Health Care Fund
Rydex VT Internet                          Rydex VT Internet Fund
Rydex VT Inverse Dynamic Dow 30            Rydex VT Inverse Dynamic Dow 30 Fund
Rydex VT Inverse Mid Cap                   Rydex VT Inverse Mid Cap Fund
Rydex VT Inverse Small Cap                 Rydex VT Inverse Small Cap Fund
Rydex VT Juno                              Rydex VT Juno Fund
Rydex VT Large Cap Europe                  Rydex VT Large Cap Europe Fund
Rydex VT Large Cap Growth                  Rydex VT Large Cap Growth Fund
Rydex VT Large Cap Japan                   Rydex VT Large Cap Japan Fund
Rydex VT Large Cap Value                   Rydex VT Large Cap Value Fund
Rydex VT Leisure                           Rydex VT Leisure Fund
Rydex VT Long Dynamic Dow 30               Rydex VT Long Dynamic Dow 30 Fund
Rydex VT Medius                            Rydex VT Medius Fund
Rydex VT Mekros                            Rydex VT Mekros Fund
Rydex VT Mid Cap Growth                    Rydex VT Mid Cap Growth Fund
Rydex VT Mid Cap Value                     Rydex VT Mid Cap Value Fund
Rydex VT Nova                              Rydex VT Nova Fund
Rydex VT OTC                               Rydex VT OTC Fund
Rydex VT Precious Metals                   Rydex VT Precious Metals Fund

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            SUBACCOUNT                                     MUTUAL FUND
-------------------------------------    -----------------------------------------------------
Rydex VT Real Estate                       Rydex VT Real Estate Fund
Rydex VT Retailing                         Rydex VT Retailing Fund
Rydex VT Sector Rotation                   Rydex VT Sector Rotation Fund
Rydex VT Small Cap Growth                  Rydex VT Small Cap Growth Fund
Rydex VT Small Cap Value                   Rydex VT Small Cap Value Fund
Rydex VT Technology                        Rydex VT Technology Fund
Rydex VT Telecommunications                Rydex VT Telecommunications Fund
Rydex VT Titan 500                         Rydex VT Titan 500 Fund
Rydex VT Transportation                    Rydex VT Transportation Fund
Rydex VT U.S. Government Bond              Rydex VT U.S. Government Bond Fund
Rydex VT U.S. Government Money Market      Rydex VT U.S. Government Money Market Fund
Rydex VT Ursa                              Rydex VT Ursa Fund
Rydex VT Utilities                         Rydex VT Utilities Fund
Rydex VT Velocity 100                      Rydex VT Velocity 100 Fund
                                         SBL Fund:
SBL Global                                 Series D (Global Series)
SBL Small Cap Value                        Series Q (Small Cap Value Series)
                                         Strong Capital Opportunity Fund:
Strong Opportunity II                      Strong Opportunity Fund II
                                         Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap*                        Franklin Small Cap Fund
Templeton Developing Markets*              Templeton Developing Markets Securities Fund
Templeton Foreign Securities*              Templeton Foreign Securities Fund

* No longer available for investment as of May 1, 2004

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AIM Advisors Inc, serves as investment advisor for the AIM V.I. Capital Appreciation Fund. Federated Advisors serves as investment advisor for the Federated Insurance Series. Fidelity Management and Research Company (FMR) serves as investment advisor for the Fidelity Variable Insurance Products. FMR has engaged FMR Co. Inc. (FMRC), Fidelity Management & Research (U.K.), Inc., and Fidelity Management & Research (Far East), Inc., and Fidelity Investments Japan Limited to provide subadvisory service to Fidelity VIP Contrafund & Fidelity VIP Growth Opportunities. FMR has engaged FMR to provide subadvisory services to Fidelity VIP Index 500. FMR has engaged Fidelity Investments Money management, Inc. to provide subadvisory services to Fidelity VIP Investment Grade Bond. Neuberger Berman Management, Inc. (NBMI) serves as investment manager for The Neuberger Berman Advisors Management Trust. NBMI has engaged Neuberger Berman, LLC to provide subadvisory services to The Neuberger Berman Advisors Management Trust. Pacific Investments Management Company serves as investment adviser for PIMCO Real Return Portfolio and PIMCO Total Return Portfolio. Rydex Global Advisors serves as investment advisor for The Rydex Variable Trust. Strong Capital Management serves as investment advisor for Strong Capital Opportunity Fund. Security Management Company LLC (SMC), a wholly owned subsidiary of SBL, serves as investment manager for SBL Fund. SMC has engaged OppenheimerFunds, Inc. to provide subadvisory services to SBL Fund Series D (OppenheimerFunds Global) and Strong Capital Management to provide subadvisory serviced to SBL Fund Series Q (Strong Small Cap Value Fund). Franklin Advisors, Inc. serves as investment advisor for Franklin Small Cap Fund. Templeton Asset Management Ltd. serves as investment advisor for the Templeton Developing Markets Securities Fund. Templeton Investment Counsel, Inc. serves as investment advisor for the Templeton Foreign Securities Fund

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2004 were as follows:

                                                    COST OF       PROCEEDS
              SUBACCOUNT                           PURCHASES     FROM SALES
----------------------------------------------    -----------    -----------
                                                        (In Thousands)
AIM V.I. Capital Appreciation                     $   2,044.3    $   2,771.5
Federated High Income Bond Fund II                   65,453.4       57,524.9
Federated Funds for U.S. Government Securities        6,988.1        9,278.1
Fidelity VIP Contrafund                              26,375.4       16,577.0
Fidelity VIP Growth Opportunities                     2,385.4        2,473.8
Fidelity VIP Index 500                               15,802.7       17,431.0
Fidelity VIP Investment Grade Bond                    9,155.2       10,601.6
Neuberger Berman AMT Guardian                         7,806.2        6,624.2
Neuberger Berman AMT Partners                         6,357.4        2,753.3
PIMCO VIT Real Return                                13,317.7       17,403.6
PIMCO VIT Total Return                               10,242.4        5,559.8
RVT CLS AdvisorOne Amerigo                           87,250.0       20,326.1
RVT CLS AdvisorOne Clermont                          71,532.0       10,226.2
Rydex VT Arktos                                     381,088.0      389,733.0
Rydex VT Banking                                     45,547.9       45,130.5
Rydex VT Basic Materials                             78,138.2       97,688.8
Rydex VT Biotechnology                               56,307.8       57,246.1
Rydex VT Consumer Products                           82,536.8       79,030.3
Rydex VT Electronics                                 57,937.8       65,812.2
Rydex VT Energy                                      83,287.6       83,926.0
Rydex VT Energy Services                             86,160.9       77,420.2
Rydex VT Financial Services                          61,304.0       55,684.3
Rydex VT Health Care                                 78,709.6       82,229.3
Rydex VT Internet                                    54,617.2       55,926.3
Rydex VT Inverse Dynamic Dow 30*                      4,743.6        3,942.7
Rydex VT Inverse Mid Cap*                             4,900.1        4,800.7
Rydex VT Inverse Small Cap*                          50,689.4       46,811.4
Rydex VT Juno                                       182,406.0      173,613.6
Rydex VT Large Cap Europe                           154,454.8      149,436.4
Rydex VT Large Cap Growth*                           29,600.4       17,857.8
Rydex VT Large Cap Japan                            161,659.6      156,896.3
Rydex VT Large Cap Value*                            78,774.6       73,650.8
Rydex VT Leisure                                     47,428.4       50,973.2
Rydex VT Long Dynamic Dow 30*                        33,386.7       31,833.3
Rydex VT Medius                                     111,762.4      102,649.7
Rydex VT Mekros                                     390,102.4      405,046.3
Rydex VT Mid Cap Growth*                             73,915.5       60,114.8

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                            COST OF         PROCEEDS
            SUBACCOUNT                     PURCHASES       FROM SALES
-------------------------------------    -------------    -------------
                                                 (In Thousands)
Rydex VT Mid Cap Value*                  $    81,839.2    $    71,664.9
Rydex VT Nova                                201,597.4        191,796.3
Rydex VT OTC                                 289,723.3        261,236.1
Rydex VT Precious Metals                      78,925.0         86,867.1
Rydex VT Real Estate                         114,824.8        110,507.6
Rydex VT Retailing                            39,693.8         42,959.0
Rydex VT Sector Rotation                      11,895.5          9,608.9
Rydex VT Small Cap Growth*                   121,955.6        105,914.9
Rydex VT Small Cap Value*                     91,918.6         66,624.7
Rydex VT Technology                           67,274.0         64,787.0
Rydex VT Telecommunications                   39,026.5         40,096.2
Rydex VT Titan 500                            90,619.4         86,856.7
Rydex VT Transportation                       44,957.5         39,208.7
Rydex VT U.S. Government Bond                301,469.0        318,732.3
Rydex VT U.S. Government Money Market      1,518,432.7      1,574,722.4
Rydex VT Ursa                                102,110.0        101,584.7
Rydex VT Utilities                            44,706.2         39,805.2
Rydex VT Velocity 100                        202,904.7        196,112.2
SBL Global                                    13,182.8          7,225.2
SBL Small Cap Value                           15,270.1         13,565.0
Strong Opportunity II                         11,583.1          7,356.1
Franklin Small Cap                             3,815.4         20,864.3
Templeton Developing Markets                   9,390.6          9,894.0
Templeton Foreign Securities                   4,915.2          5,699.6

* For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ANNUITY RESERVES

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes.

SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

2. VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts a daily administrative charge equal to an annual rate of each subaccount's average daily net asset value. The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%.

ADMINISTRATIVE CHARGE                     SUBACCOUNT
---------------------   --------------------------------------------------------
       0.25%            Global, Small Cap Value
       0.45%            Rydex Funds (Except RVT CLS AdvisorOne Amerigo and RVT
                        CLS AdvisorOne Clermont)
       0.50%            Federated High Income Bond and Fidelity Funds (except
                        Fidelity Index 500), Rydex CLS AdvisorOne Amerigo, and
                        Rydex CLS AdvisorOne Clermont.
       0.55%            Fidelity Index 500, Strong Opportunity Funds, PIMCO Real
                        Return, and PIMCO Total Return.
       0.60%            AIM Capital Appreciation, Federated U.S. Government
                        Securities, Franklin Small Cap, Neuberger Funds, and
                        Templeton Funds.

SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force. The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate ranging from 0.85% to 1.10% of the average daily net assets. Additionally, SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS

The changes in units outstanding for the year ended December 31, 2004 and 2003 were as follows:

                                                              2004                              2003
                                                  --------------------------------  -------------------------------
                                                                            NET                             NET
                                                   UNITS      UNITS      INCREASE    UNITS      UNITS     INCREASE
                 SUBACCOUNT                       ISSUED     REDEEMED   (DECREASE)  ISSUED     REDEEMED  (DECREASE)
---------------------------------------------     ------     --------   ----------  ------     --------  ----------
                                                                          (In Thousands)
AIM V.I. Capital Appreciation                        364        (425)        (61)    6,644      (6,667)      (23)
Federated High Income Bond Fund                    7,273      (6,725)        548     7,663      (7,459)      204
Federated Fund for U.S. Government Securities        875      (1,098)       (223)    3,840      (3,837)        3
Fidelity VIP Contrafund                            2,999      (2,039)        960     6,086      (5,569)      517
Fidelity VIP Index 500                             2,302      (2,483)       (181)    3,402      (2,620)      782
Fidelity VIP Investment Grade Bond                 1,146      (1,319)       (173)    2,806      (2,500)      306
Fidelity VIP Growth Opportunities                    348        (349)         (1)      414        (159)      255
Neuberger Berman AMT Guardian                      1,044        (910)        134     7,700      (7,844)     (144)
Neuberger Berman AMT Partners                        825        (424)        401     4,827      (4,559)      268
PIMCO VIT Real Return*                             1,571      (1,959)       (388)    1,811        (855)      956
PIMCO VIT Total Return*                            1,454        (981)        473     2,753      (2,284)      469
RVT CLS AdvisorOne Amerigo**                       9,962      (3,721)      6,241     4,602        (690)    3,912
RVT CLS AdvisorOne Clermont**                      8,682      (2,603)      6,079     2,575        (575)    2,000
Rydex VT Arktos Fund                              57,803     (59,069)     (1,266)   46,271     (44,832)    1,439
Rydex VT Banking Fund                              5,133      (5,105)         28     9,147      (9,271)     (124)
Rydex VT Basic Materials Fund                     11,138     (13,101)     (1,963)   15,401     (12,553)    2,848
Rydex VT Biotechnology Fund                       11,309     (11,466)       (157)   23,197     (23,248)      (51)
Rydex VT Consumer Products Fund                    9,095      (8,840)        255     7,470      (7,581)     (111)
Rydex VT Electronics Fund                         14,882     (15,873)       (991)   30,774     (29,683)    1,091
Rydex VT Energy Fund                              14,159     (14,217)        (58)   14,122     (12,747)    1,375
Rydex VT Energy Services Fund                     15,890     (14,636)      1,254    15,790     (15,682)      108
Rydex VT Financial Services Fund                   8,507      (7,927)        580    17,998     (17,443)      555
Rydex VT Health Care Fund                         10,970     (11,566)       (596)   21,755     (20,529)    1,226

* For the period from May 1, 2003 (inception date) to December 31, 2003.

** For the period from July 1, 2003 (inception date) to December 31, 2003

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                              2004                                2003
                                                 ---------------------------------  ---------------------------------
                                                                            NET                               NET
                                                  UNITS      UNITS       INCREASE    UNITS      UNITS       INCREASE
                 SUBACCOUNT                       ISSUED    REDEEMED    (DECREASE)  ISSUED     REDEEMED    (DECREASE)
---------------------------------------------    -------    ---------   ----------  -------    --------    ----------
                                                                          (In Thousands)
Rydex VT Internet Fund                            12,882     (13,193)       (311)    19,924     (19,554)         370
Rydex VT Inverse Dynamic Dow 30 Fund***              526        (445)         81          -           -            -
Rydex VT Inverse Mid Cap Fund***                     532        (525)          7          -           -            -
Rydex VT Inverse Small Cap Fund***                 6,204      (5,847)        357          -           -            -
Rydex VT Juno Fund*                               24,610     (23,847)        763     13,664     (13,255)         409
Rydex VT Large Cap Europe Fund                    17,525     (17,224)        301     13,881     (11,623)       2,258
Rydex VT Large Cap Growth Fund***                  3,703      (2,488)      1,215          -           -            -
Rydex VT Large Cap Japan Fund                     18,866     (18,921)        (55)    20,931     (20,364)         567
Rydex VT Large Cap Value Fund***                   8,339      (7,818)        521          -           -            -
Rydex VT Leisure Fund                              7,572      (8,224)       (652)    22,240     (19,894)       2,346
Rydex VT Long Dynamic Dow 30 Fund***               4,029      (3,861)        168          -           -            -
Rydex VT Medius Fund                              11,271     (10,591)        680     25,161     (25,367)        (206)
Rydex VT Mekros Fund                              44,811     (47,034)     (2,223)    48,438     (44,143)       4,295
Rydex VT Mid Cap Growth Fund***                    8,209      (6,915)      1,294          -           -            -
Rydex VT Mid Cap Value Fund***                     9,018      (8,101)        917          -           -            -
Rydex VT Nova Fund                                34,118     (32,896)      1,222     49,672     (48,873)         799
Rydex VT OTC Fund                                 46,654     (43,404)      3,250     72,750     (71,505)       1,245
Rydex VT Precious Metals Fund                      8,031      (8,556)       (525)    11,510     (12,127)        (617)
Rydex VT Real Estate Fund                         10,389     (10,237)        152     11,476     (10,821)         655
Rydex VT Retailing Fund                            4,848      (5,202)       (354)    10,822     (10,422)         400
Rydex VT Sector Rotation Fund                      1,433      (1,185)        248      1,978      (1,867)         111
Rydex VT Small Cap Growth***                      13,283     (11,717)      1,566          -           -            -
Rydex VT Small Cap Value***                       10,245      (7,826)       2419          -           -            -
Rydex VT Technology Fund                          11,499     (11,133)        366     32,022     (32,057)         (35)
Rydex VT Telecommunications Fund                   6,701      (6,800)        (99)     9,825      (9,995)        (170)
Rydex VT Titan 500 Fund                           15,322     (14,904)        418     19,115     (18,556)         559
Rydex VT Transportation Fund                       5,536      (4,916)        620      6,137      (6,386)        (249)
Rydex VT U.S. Government Bond Fund                32,538     (34,516)     (1,978)    31,156     (28,425)       2,731
Rydex VT U.S. Government Money Market Fund       346,723    (352,454)     (5,731)   334,400    (331,839)       2,561
Rydex VT Ursa Fund                                19,795     (19,869)        (74)    44,272     (45,024)        (752)
Rydex VT Utilities Fund                            9,525      (8,629)        896     37,177     (41,157)      (3,980)
Rydex VT Velocity 100 Fund                        57,523     (57,391)        132     48,861     (45,362)       3,499
SBL Global                                         1,480        (904)        576     10,207      (9,876)         331

* For the period from May 1, 2003 (inception date) to December 31, 2003.

*** For the period from May 1, 2004 (inception date) to December 31, 2004.

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

3. SUMMARY OF UNIT TRANSACTIONS (CONTINUED)

                                                          2004                          2003
                                              -----------------------------  -------------------------------
                                                                    NET                              NET
                                               UNITS   UNITS      INCREASE   UNITS      UNITS      INCREASE
          SUBACCOUNT                          ISSUED  REDEEMED   (DECREASE)  ISSUED    REDEEMED   (DECREASE)
----------------------------                  ------  --------   ----------  ------    --------   ----------
                                                                     (In Thousands)
SBL Small Cap Value *                         1,199   (1,099)        100       670       (370)       300
Strong Opportunity II                         1,404     (972)        432     1,796     (1,617)       179
Franklin Small Cap                              518   (2,259)     (1,741)    7,855     (6,234)     1,621
Templeton Developing Markets                    756     (791)        (35)    2,793     (2,702)        91
Templeton Foreign Securities                    676     (756)        (80)    8,843     (8,349)       494

* For the period from May 1, 2003 (inception date) to December 31, 2003.

4. UNIT VALUES

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the four year in the period ended December 31, 2004, were as follows:

             SUBACCOUNT                       2004          2003            2002          2001
----------------------------------         -----------   -----------    ------------   -----------
AIM V.I. CAPITAL APPRECIATION
Units                                         504,737       563,823        586,918       259,530
Unit value                                 $     8.67    $     8.51     $     6.87     $    9.49
Net assets (000s)                          $  4,378.1    $  4,812.9     $  4,028.9     $ 2,466.5
Ratio of expenses to net assets*                 1.45%         1.45%          1.45%         1.45%
Investment income ratio**                           -%            -%             -%            -%
Total return***                                  1.88%        23.87%        (27.61)%       (5.01)%

FEDERATED HIGH INCOME BOND FUND II
Units                                       3,558,643     3,010,362      2,806,293        97,378
Unit value                                 $    11.49    $    10.89     $     9.34     $    9.63
Net assets (000s)                          $ 40,896.1    $ 32,797.5     $ 26,216.1     $   937.4
Ratio of expenses to net assets*                 1.35%         1.35%          1.35%         1.35%
Investment income ratio**                        5.90%         3.08%          1.34%            -%
Total return***                                  5.51%        16.60%         (3.01)%       (3.70)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

                   SUBACCOUNT                            2004               2003               2002               2001
---------------------------------------------        -------------      -------------      -------------      -------------
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
Units                                                      857,113          1,079,791          1,077,180            146,321
Unit value                                           $       10.21      $       10.31      $       10.53      $       10.10
Net assets (000s)                                    $     8,753.6      $    11,130.0      $    11,310.8      $     1,474.5
Ratio of expenses to net assets*                              1.45%              1.45%              1.45%              1.45%
Investment income ratio**                                     4.18%              3.29%              0.85%                 -%
Total return***                                              (0.97)%            (2.09)%             4.26%              1.00%

FIDELITY VIP CONTRAFUND
Units                                                    1,630,836            671,194            153,755             13,890
Unit value                                           $       11.48      $       10.41      $        8.48      $        9.80
Net assets (000s)                                    $    18,724.7      $     6,986.7      $     1,307.3      $       136.4
Ratio of expenses to net assets*                              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                                     0.14%              0.12%              2.48%                 -%
Total return***                                              10.28%             22.76%            (13.47)%             2.00%

FIDELITY VIP GROWTH OPPORTUNITIES
Units                                                      275,937            276,631             22,176                 60
Unit value                                           $        9.31      $        9.10      $        7.34      $        9.84
Net assets (000s)                                    $     2,567.9      $     2,516.7      $       165.6      $         0.6
Ratio of expenses to net assets*                              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                                     0.36%              0.06%              0.08%                 -%
Total return***                                               2.31%             23.98%            (25.41)%            (1.60)%

FIDELITY VIP INDEX 500
Units                                                      922,779          1,104,675            323,201             48,004
Unit value                                           $        9.33      $        8.83      $        7.21      $        9.72
Net assets (000s)                                    $     8,608.0      $     9,758.0      $     2,328.0      $       466.7
Ratio of expenses to net assets*                              1.40%              1.40%              1.40%              1.40%
Investment income ratio**                                     1.22%              0.25%              0.41%                 -%
Total return***                                               5.66%             22.47%            (25.75)%            (2.90)%

FIDELITY VIP INVESTMENT GRADE BOND
Units                                                      956,947          1,129,075            823,421            159,149
Unit value                                           $       10.77      $       10.80      $       10.75      $       10.20
Net assets (000s)                                    $    10,305.9      $    12,190.7      $     8,823.8      $     1,620.5
Ratio of expenses to net assets*                              1.35%              1.35%              1.35%              1.35%
Investment income ratio**                                     7.81%              2.54%              1.61%                 -%
Total return***                                              (0.28)%             0.47%              5.39%              2.00%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

           SUBACCOUNT                    2004              2003                2002                 2001
--------------------------------    --------------     --------------      --------------      --------------
NEUBERGER BERMAN AMT GUARDIAN
Units                                      651,455            517,894             662,053             275,934
Unit value                          $         9.81     $         8.86      $         7.03      $         9.99
Net assets (000s)                   $      6,388.8     $      4,589.7      $      4,658.0      $      2,757.6
Ratio of expenses to net assets*              1.45%              1.45%               1.45%               1.45%
Investment income ratio**                     0.11%              0.72%               0.46%                  -%
Total return***                              10.72%             26.03%             (29.63)%             (0.10)%

NEUBERGER BERMAN AMT PARTNERS
Units                                      775,958            375,234             107,019              30,839
Unit value                          $        10.75     $         9.45      $         7.31      $        10.08
Net assets (000s)                   $      8,340.6     $      3,544.7      $        781.0      $        311.0
Ratio of expenses to net assets*              1.45%              1.45%               1.45%               1.45%
Investment income ratio**                     0.01%                 -%               0.09%                  -%
Total return***                              13.76%             29.27%             (27.48)%              0.80%

PIMCO VIT REAL RETURN
Units                                      567,709            956,322                   -                   -
Unit value                          $        10.79     $        10.35      $            -      $            -
Net assets (000s)                   $      6,134.7     $      9,904.4      $            -      $            -
Ratio of expenses to net assets*              1.40%              1.40%                  -%                  -%
Investment income ratio**                     3.11%              0.46%                  -%                  -%
Total return***                               4.25%              2.88%                  -%                  -%

PIMCO VIT TOTAL RETURN
Units                                      941,444            468,611                   -                   -
Unit value                          $         9.99     $         9.95      $            -      $            -
Net assets (000s)                   $      9,417.9     $      4,670.4      $            -      $            -
Ratio of expenses to net assets*              1.40%              1.40%                  -%                  -%
Investment income ratio**                     3.63%              3.12%                  -%                  -%
Total return***                               0.40%             (1.00)%                 -%                  -%

RVT CLS ADVISORONE AMERIGO
Units                                   10,152,695          3,912,084                   -                   -
Unit value                          $        12.07     $         1.35      $            -      $            -
Net assets (000s)                   $    122,507.2     $     44,384.5      $            -      $            -
Ratio of expenses to net assets*              1.35%              1.35%                  -%                  -%
Investment income ratio**                     0.09%                 -%                  -%                  -%
Total return***                               6.34%             13.50%                  -%                  -%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

           SUBACCOUNT                    2004              2003               2002               2001
--------------------------------    -------------      -------------      -------------      -------------
RVT CLS ADVISORONE CLERMONT
Units                                   8,079,880          2,000,433                  -                  -
Unit value                          $       10.73      $       10.59      $           -      $           -
Net assets (000s)                   $    86,711.8      $    21,176.8      $           -      $           -
Ratio of expenses to net assets*             1.35%              1.35%                 -%                 -%
Investment income ratio**                    0.30%                 -%                 -%                 -%
Total return***                              1.32%              5.90%                 -%                 -%

RYDEX VT ARKTOS FUND
Units                                   1,299,085          2,564,622          1,125,850            209,105
Unit value                          $        7.45      $        8.82      $       14.70      $       11.47
Net assets (000s)                   $     9,667.6      $    22,617.6      $    16,555.2      $     2,397.7
Ratio of expenses to net assets*             1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       -%              1.56%              1.49%                 -%
Total return***                            (15.53)%           (40.00)%            28.16%             14.70%

RYDEX VT BANKING FUND
Units                                     318,588            290,367            414,074             25,890
Unit value                          $       12.92      $       11.75      $        9.31      $        9.80
Net assets (000s)                   $     4,113.3      $     3,413.9      $     3,857.5      $       254.4
Ratio of expenses to net assets*             1.30%              1.30%              1.30%              1.30%
Investment income ratio**                    6.68%              0.26%              0.32%                 -%
Total return***                              9.96%             26.21%             (5.00)%            (2.00)%

RYDEX VT BASIC MATERIALS FUND
Units                                     938,793          2,901,717             54,050             58,258
Unit value                          $       11.46      $        9.90      $        7.86      $        9.41
Net assets (000s)                   $    10,755.8      $    28,722.2      $       429.2      $       548.8
Ratio of expenses to net assets*             1.30%              1.30%              1.30%              1.30%
Investment income ratio**                    1.96%              0.05%              0.83%                 -%
Total return***                             15.76%             25.95%            (16.47)%            (5.90)%

RYDEX VT BIOTECHNOLOGY FUND
Units                                     375,042            532,443            583,099             91,220
Unit value                          $        6.62      $        6.83      $        5.02      $        9.59
Net assets (000s)                   $     2,482.9      $     3,637.6      $     2,929.3      $       875.7
Ratio of expenses to net assets*             1.30%              1.30%              1.30%              1.30%
Investment income ratio**                       -%                 -%                 -%                 -%
Total return***                             (3.07)%            36.06%            (47.65)%            (4.10)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

           SUBACCOUNT                    2004              2003               2002               2001
--------------------------------    -------------      -------------     -------------      -------------
RYDEX VT CONSUMER PRODUCTS FUND
Units                                     394,566            139,985           250,664             83,498
Unit value                          $       11.52      $       10.61     $        9.09      $        9.85
Net assets (000s)                   $     4,547.1      $     1,485.8     $     2,270.8      $       822.9
Ratio of expenses to net assets*             1.30%              1.30%             1.30%              1.30%
Investment income ratio**                    5.31%              0.14%             0.05%                 -%
Total return***                              8.58%             16.72%            (7.72)%            (1.50)%

RYDEX VT ELECTRONICS FUND
Units                                   1,097,195          2,087,477           995,883             84,003
Unit value                          $        4.89      $        6.54     $        4.02      $        8.11
Net assets (000s)                   $     5,365.9      $    13,663.1     $     3,999.5      $       680.8
Ratio of expenses to net assets*             1.30%              1.30%             1.30%              1.30%
Investment income ratio**                       -%                 -%                -%                 -%
Total return***                            (25.23)%            62.69%           (50.43)%           (18.90)%

RYDEX VT ENERGY FUND
Units                                   1,710,868          1,768,493           393,288            226,716
Unit value                          $       10.15      $        8.01     $        6.80      $        8.21
Net assets (000s)                   $    17,365.7      $    14,170.6     $     2,674.0      $     1,860.8
Ratio of expenses to net assets*             1.30%              1.30%             1.30%              1.30%
Investment income ratio**                    0.06%                 -%                -%                 -%
Total return***                             26.72%             17.79%           (17.17)%           (17.90)%

RYDEX VT ENERGY SERVICES FUND
Units                                   1,959,108            704,239           596,114             85,820
Unit value                          $        7.72      $        6.03     $        5.81      $        6.89
Net assets (000s)                   $    15,136.4      $     4,247.2     $     3,461.1      $       593.6
Ratio of expenses to net assets*             1.30%             1.30 %             1.30%              1.30%
Investment income ratio**                       -%                 -%                -%                 -%
Total return***                             28.03%              3.79%           (15.67)%           (31.10)%

RYDEX VT FINANCIAL SERVICES FUND
Units                                   1,289,783            709,165           153,702            243,491
Unit value                          $       10.55      $        9.40     $        7.61      $        9.36
Net assets (000s)                   $    13,602.5      $     6,668.0     $     1,174.8      $     2,281.8
Ratio of expenses to net assets*             1.30%              1.30%             1.30%              1.30%
Investment income ratio**                    0.13%              0.30%                -%                 -%
Total return***                             12.23%             23.52%           (18.70)%            (6.40)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

           SUBACCOUNT                           2004              2003              2002             2001
----------------------------------------    -------------      -------------    -------------    -------------
RYDEX VT HEALTH CARE FUND
Units                                             834,980          1,431,342          205,091           48,367
Unit value                                  $        8.86      $        8.71    $        7.01    $        9.30
Net assets (000s)                           $     7,404.4      $    12,463.1    $     1,439.4    $       451.9
Ratio of expenses to net assets*                     1.30%              1.30%            1.30%            1.30%
Investment income ratio**(1)                         0.50%                 -%               -%               -%
Total return***                                      1.72%             24.25%          (24.62)%          (7.00)%

RYDEX VT INTERNET FUND
Units                                           1,053,391          1,363,991          993,714           57,798
Unit value                                  $        5.81      $        5.24    $        3.33    $        6.13
Net assets (000s)                           $     6,128.4      $     7,140.5    $     3,298.5    $       353.4
Ratio of expenses to net assets*                     1.30%              1.30%            1.30%            1.30%
Investment income ratio**                               -%                 -%               -%               -%
Total return***                                     10.88%             57.36%          (45.68)%         (38.70)%

RYDEX VT INVERSE DYNAMIC DOW 30 FUND****
Units                                              80,736                  -                -                -
Unit value                                  $        8.60      $           -    $           -    $           -
Net assets (000s)                           $       694.4      $           -    $           -    $           -
Ratio of expenses to net assets*                     1.30%                 -%               -%               -%
Investment income ratio**(1)                         4.71%                 -%               -%               -%
Total return***                                    (14.00)%                -%               -%               -%

RYDEX VT INVERSE MID CAP FUND****
Units                                               7,092                  -                -                -
Unit value                                  $        8.55      $           -    $           -    $           -
Net assets (000s)                           $        60.7      $           -    $           -    $           -
Ratio of expenses to net assets*                     1.30%                 -%               -%               -%
Investment income ratio**                               -%                 -%               -%               -%
Total return***                                    (14.50)%                -%               -%               -%

RYDEX VT INVERSE SMALL CAP FUND****
Units                                             357,297                  -                -                -
Unit value                                  $        8.32      $           -    $           -    $           -
Net assets (000s)                           $     2,973.4      $           -    $           -    $           -
Ratio of expenses to net assets*                     1.30%                 -%               -%               -%
Investment income ratio**                               -%                 -%               -%               -%
Total return***                                    (16.80)%                -%               -%               -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

             SUBACCOUNT                      2004           2003          2002         2001
------------------------------------     -----------    -----------    ----------    ---------
RYDEX VT JUNO FUND
Units                                      1,171,671        408,600             -            -
Unit value                               $      8.25    $      9.65    $        -    $       -
Net assets (000s)                        $   9,661.2    $   3,941.5    $        -    $       -
Ratio of expenses to net assets*                1.30%          1.30%            -%           -%
Investment income ratio**(1)                    1.51%             -%            -%           -%
Total return***                                (4.51)%        (3.50)%           -%           -%

RYDEX VT LARGE CAP EUROPE FUND
Units                                      2,595,308      2,293,628        35,795       34,265
Unit value                               $     10.70    $      9.62    $     7.02    $   10.23
Net assets (000s)                        $  27,769.0    $  22,063.3    $    246.5    $   350.8
Ratio of expenses to net assets*                1.30%          1.30%         1.30%        1.30%
Investment income ratio**                      10.10%         35.58%         0.12%           -%
 Total return***                               11.23%         37.04%      (31.38)%        2.30%

RYDEX VT LARGE CAP GROWTH FUND****
Units                                      1,214,440              -             -            -
Unit value                               $     10.13    $         -    $        -    $       -
Net assets (000s)                        $  12,304.2    $         -    $        -    $       -
Ratio of expenses to net assets*                1.30%             -%            -%           -%
Investment income ratio**                       2.39%             -%            -%           -%
Total return***                                 1.30%             -%            -%           -%

RYDEX VT LARGE CAP JAPAN FUND
Units                                        603,920        659,214        92,027            -
Unit value                               $      9.61    $      9.10    $     6.90    $       -
Net assets (000s)                        $   5,803.9    $   5,999.0    $    637.7    $       -
Ratio of expenses to net assets*                1.30%          1.30%         1.30%           -%
Investment income ratio**                          -%             -%            -%           -%
Total return***                                 5.60%         31.88%       (31.00)%          -%

RYDEX VT LARGE CAP VALUE FUND****
Units                                        521,378              -             -            -
Unit value                               $     10.93    $         -    $        -    $       -
Net assets (000s)                        $   5,697.8    $         -    $        -    $       -
Ratio of expenses to net assets*                1.30%             -%            -%           -%
Investment income ratio**                       2.97%             -%            -%           -%
 Total return***                                9.30%             -%            -%           -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

             SUBACCOUNT                      2004           2003          2002         2001
------------------------------------     -----------    -----------    ----------    ---------
RYDEX VT LEISURE FUND
Units                                      1,930,981      2,582,037       235,691       63,564
Unit value                               $      8.80    $      7.42    $     5.74         7.03
Net assets (000s)                        $  17,002.9    $  19,166.9    $  1,355.1        447.1
Ratio of expenses to net assets*                1.30%          1.30%         1.30%        1.30%
Investment income ratio**(1)                    0.13%             -%            -%           -%
Total return***                                18.60%         29.27%       (18.35)%     (29.70)%

RYDEX VT LONG DYNAMIC DOW 30 FUND****
Units                                        168,831              -             -            -
Unit value                               $     10.56    $         -    $        -    $       -
Net assets (000s)                        $   1,782.5    $         -    $        -    $       -
Ratio of expenses to net assets*                1.30%             -%            -%           -%
Investment income ratio**                       7.12%             -%            -%           -%
Total return***                                 5.60%             -%            -%           -%

RYDEX VT MEDIUS FUND
Units                                      1,032,326        352,449       558,459            -
Unit value                               $     13.12    $     11.22    $     7.68    $       -
Net assets (000s)                        $  13,547.9    $   3,955.7    $  4,286.5    $       -
Ratio of expenses to net assets*                1.30%          1.30%         1.30%           -%
Investment income ratio**(1)                    7.30%             -%            -%           -%
Total return***                                16.93%         46.09%       (23.20)%          -%

RYDEX VT MEKROS FUND
Units                                      2,349,970      4,573,132       278,131            -
Unit value                               $     12.41    $     10.35    $     6.58    $       -
Net assets (000s)                        $  29,160.6    $  47,338.0    $  1,827.9    $       -
Ratio of expenses to net assets*                1.30%          1.30%         1.30%           -%
Investment income ratio**(1)                    2.50%          9.74%            -%           -%
Total return***                                19.90%         57.29%       (34.20)%          -%

RYDEX VT MID CAP GROWTH FUND****
Units                                      1,294,200              -             -            -
Unit value                               $     10.54    $         -    $        -    $       -
Net assets (000s)                        $  13,646.6    $         -    $        -    $       -
Ratio of expenses to net assets*                1.30%             -%            -%           -%
Investment income ratio**                          -%             -%            -%           -%
Total return***                                 5.40%             -%            -%           -%

                         Variable Annuity Account XIV -
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

             SUBACCOUNT                      2004           2003          2002         2001
------------------------------------     -----------    -----------    ----------    ---------
RYDEX VT MID CAP VALUE FUND****
Units                                        917,533              -             -            -
Unit value                               $     11.19              -    $        -    $       -
Net assets (000s)                        $  10,272.6              -    $        -    $       -
Ratio of expenses to net assets*                1.30%             -%            -%           -%
Investment income ratio**                      11.68%             -%            -%           -%
Total return***                                11.90%             -%            -%           -%

RYDEX VT NOVA FUND
Units                                      3,596,049      2,374,008     1,575,488      103,132
Unit value                               $      8.34    $      7.60    $     5.70    $    9.26
Net assets (000s)                        $  30,006.9    $  18,032.8    $  8,977.3    $   955.1
Ratio of expenses to net assets*                1.30%          1.30%         1.30%        1.30%
Investment income ratio**                       0.03%             -%         4.58%       10.78%
Total return***                                 9.74%         33.33%       (38.44)%      (7.40)%

RYDEX VT OTC FUND
Units                                      5,132,355      1,881,847       636,910      388,885
Unit value                               $      8.41    $      8.03    $     5.77    $    9.84
Net assets (000s)                        $  43,166.8    $  15,106.5    $  3,689.4    $ 3,828.2
Ratio of expenses to net assets*                1.30%          1.30%         1.30%        1.30%
Investment income ratio**                          -%             -%            -%           -%
Total return***                                 4.73%         39.17%       (41.36)%      (1.60)%

RYDEX VT PRECIOUS METALS FUND
Units                                        675,179      1,200,293     1,816,577       15,808
Unit value                               $     16.68    $     20.31    $    15.05    $   10.79
Net assets (000s)                        $  11,266.0    $  24,373.6    $ 27,350.3    $   170.9
Ratio of expenses to net assets*                1.30%          1.30%         1.30%        1.30%
Investment income ratio**                          -%             -%            -%           -%
Total return***                               (17.87)%        34.95%        39.48%        7.90%

RYDEX VT REAL ESTATE FUND
Units                                        882,515        730,095        74,907            -
Unit value                               $     14.94    $     12.04    $     9.65    $       -
Net assets (000s)                        $  13,188.2    $   8,792.2    $    723.4    $       -
Ratio of expenses to net assets*                1.30%          1.30%         1.30%           -%
Investment income ratio**                       1.82%          4.65%         3.99%           -%
Total return***                                24.09%         24.77%       (3.50)%           -%

                         Variable Annuity Account XIV-
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

         SUBACCOUNT                                              2004          2003           2002           2001
----------------------------------                            ----------    ----------     ----------      ---------
RYDEX VT RETAILING FUND
Units                                                            211,853       565,974        166,404         97,543
Unit value                                                    $    10.26    $     9.74     $     7.51      $   10.05
Net assets (000s)                                             $  2,175.1    $  5,510.0     $  1,248.9      $   979.1
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**(1)                                        2.90%            -%             -%             -%
Total return***                                                     5.34%        29.69%       (25.27)%          0.50%

RYDEX VT SECTOR ROTATION FUND
Units                                                            821,735       574,165        463,440              -
Unit value                                                    $     9.92    $     9.35     $     7.52      $       -
Net assets (000s)                                             $  8,150.6    $  5,368.2     $  3,494.5      $       -
Ratio of expenses to net assets*                                    1.30%        1.30 %          1.30%             -%
Investment income ratio**                                              -%            -%             -%             -%
Total return***                                                     6.10%        24.34%       (24.80)%             -%

RYDEX VT SMALL CAP GROWTH FUND****
Units                                                          1,565,519             -              -              -
Unit value                                                    $    11.25    $        -     $        -      $       -
Net assets (000s)                                             $ 17,623.1    $        -     $        -      $       -
Ratio of expenses to net assets*                                    1.30%            -%             -%             -%
Investment income ratio**(1)                                        2.87%            -%             -%             -%
Total return***                                                    12.50%            -%             -%             -%

RYDEX VT SMALL CAP VALUE FUND****
Units                                                          2,418,588             -              -              -
Unit value                                                    $    11.47    $        -     $        -      $       -
Net assets (000s)                                             $ 27,738.1    $        -     $        -      $       -
Ratio of expenses to net assets*                                    1.30%            -%             -%             -%
Investment income ratio**                                           6.14%            -%             -%             -%
Total return***                                                    14.70%            -%             -%             -%

RYDEX VT TECHNOLOGY FUND
Units                                                          1,109,050       742,700        777,972        107,433
Unit value                                                    $     6.32    $     6.52     $     4.22      $    7.23
Net assets (000s)                                             $  7,007.5    $  4,839.8     $  3,258.6      $   772.8
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**(1)                                        7.79%            -%             -%             -%
Total return***                                                    (3.07)%       54.50%        (41.63)%       (27.70)%

                         Variable Annuity Account XIV-
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

              SUBACCOUNT                                        2004          2003          2002             2001
------------------------------------------                   -----------   -----------   ------------     ----------
RYDEX VT TELECOMMUNICATIONS FUND
Units                                                            682,117       780,580        950,713         30,609
Unit value                                                   $      7.09   $      6.57   $       5.13     $     8.86
Net assets (000s)                                            $   4,833.0   $   5,129.2   $    4,870.7     $    271.8
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**                                              -%            -%             -%             -%
Total return***                                                     7.91%        28.07%        (42.10)%       (11.40)%

RYDEX VT TITAN 500 FUND
Units                                                          1,064,347       646,422         87,267              -
Unit value                                                   $      8.67   $      7.75   $       5.22     $        -
Net assets (000s)                                            $   9,228.6   $   5,006.2   $      463.6     $        -
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%             -%
Investment income ratio**(1)                                       16.33%            -%             -%             -%
Total return***                                                    11.87%        48.47%        (47.80)%            -%

RYDEX VT TRANSPORTATION FUND
Units                                                            887,391       267,314        516,183         35,370
Unit value                                                   $     10.95   $      9.30   $       8.06     $     9.52
Net assets (000s)                                            $   9,719.0   $   2,484.8   $    4,157.0     $    337.1
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**(1)                                        1.16%            -%             -%             -%
Total return***                                                    17.74%        15.38%        (15.34)%        (4.80)%

RYDEX VT U.S. GOVERNMENT BOND FUND
Units                                                          1,694,958     3,673,332        941,618              -
Unit value                                                   $     10.89   $     10.48   $      11.01     $        -
Net assets (000s)                                            $  18,446.2   $  38,497.5   $   10,363.2     $        -
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%             -%
Investment income ratio**                                           6.67%          2.67%         2.68%             -%
Total return***                                                     3.91%        (4.81)%        10.10%             -%

RYDEX VT U.S. GOVERNMENT MONEY MARKET FUND
Units                                                         11,866,677    17,598,158     15,037,054      2,766,898
Unit value                                                   $      8.71   $      9.07   $       9.47     $     9.84
Net assets (000s)                                            $ 103,330.2   $ 159,619.9   $  142,580.3     $ 27,266.2
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**                                           0.31%         0.01%          0.36%          0.78%
Total return***                                                    (3.97)%       (4.22)%        (3.76)%        (1.60)%

                         Variable Annuity Account XIV-
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

         SUBACCOUNT                                             2004          2003           2002            2001
--------------------------------                             -----------   -----------   ------------     ----------
RYDEX VT URSA FUND
Units                                                            806,337       879,810      1,631,745        287,090
Unit value                                                   $      7.12   $      8.28   $      11.32     $     9.71
Net assets (000s)                                            $   5,739.3   $   7,280.3   $   18,465.9     $  2,790.5
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**                                              -%            -%          1.32%         13.74%
Total return***                                                   (14.01)%      (26.86)%        16.58%         (2.90)%

RYDEX VT UTILITIES FUND
Units                                                          1,465,726       569,941      4,549,866         19,090
Unit value                                                   $      6.15   $      5.47   $       4.56     $     7.08
Net assets (000s)                                            $   9,015.2   $   3,121.3   $   20,748.2     $    134.7
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%          1.30%
Investment income ratio**                                           1.16%         0.22%          0.03%             -%
Total return***                                                    12.43%        19.96%       (35.59)%        (29.20)%

RYDEX VT VELOCITY 100 FUND
Units                                                          4,170,028     4,038,724        539,558              -
Unit value                                                   $      5.53   $      5.05   $       2.66     $        -
Net assets (000s)                                            $  23,038.1   $  20,409.4   $    1,437.5     $        -
Ratio of expenses to net assets*                                    1.30%         1.30%          1.30%             -%
Investment income ratio**                                           2.88%        18.37%             -%             -%
Total return***                                                     9.50%        89.85%       (73.40)%             -%

SBL GLOBAL
Units                                                            970,423       394,065         62,616          8,618
Unit value                                                   $     11.80   $     10.35   $       7.52     $    10.13
Net assets (000s)                                            $  11,452.5   $   4,077.8   $      470.6     $     87.4
Ratio of expenses to net assets*                                    1.10%         1.10%          1.10%          1.10%
Investment income ratio**                                              -%         0.68%          0.24%             -%
Total return***                                                    14.01%        37.63%        (25.77)%         1.30%

SBL SMALL CAP VALUE
Units                                                            400,922       300,056              -              -
Unit value                                                   $     16.89   $     14.62   $          -     $        -
Net assets (000s)                                            $   6,769.0   $   4,385.4   $          -     $        -
Ratio of expenses to net assets*                                    1.10%         1.10%             -%             -%
Investment income ratio**(1)                                        0.53%            -%             -%             -%
Total return***                                                    15.53%        46.20%             -%             -%

                         Variable Annuity Account XIV-
                        AdvisorDesigns Variable Annuity

                   Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

         SUBACCOUNT                                             2004           2003          2002            2001
--------------------------------                             -----------   -----------   ------------     ----------
STRONG OPPORTUNITY II
Units                                                            676,311       244,277         64,855        265,116
Unit value                                                   $     10.29   $      9.10   $       6.94     $     9.91
Net assets (000s)                                            $   6,962.0   $   2,221.8   $      450.4     $  2,628.6
Ratio of expenses to net assets*                                    1.40%         1.40%          1.40%          1.40%
Investment income ratio**                                              -%         0.11%          0.36%          0.82%
Total return***                                                    13.08%        31.12%        (29.97)%        (0.90)%

FRANKLIN SMALL CAP
Units                                                            348,236     2,089,567        469,106         32,971
Unit value                                                   $     10.10   $      9.47   $       7.22     $    10.58
Net assets (000s)                                            $   3,516.4   $  19,791.5   $    3,389.7     $    348.0
Ratio of expenses to net assets*                                    1.45%         1.45%          1.45%          1.45%
Investment income ratio**                                              -%            -%          0.26%             -%
Total return***                                                     6.65%        31.16%        (31.76)%         5.80%

TEMPLETON DEVELOPING MARKETS
Units                                                            101,168       136,333         45,322         21,180
Unit value                                                   $     16.45   $     13.78   $       9.41     $     9.84
Net assets (000s)                                            $   1,664.7   $   1,877.7   $      422.0     $    208.3
Ratio of expenses to net assets*                                    1.45%         1.45%          1.45%          1.45%
Investment income ratio**                                           2.43%         0.56%          1.25%             -%
Total return***                                                    19.38%        46.44%         (4.37)%        (1.60)%

TEMPLETON FOREIGN SECURITIES
Units                                                            684,526       764,342        270,057         63,480
Unit value                                                   $     10.09   $      8.90   $       7.04     $     9.04
Net assets (000s)                                            $   6,909.2   $   6,805.0   $    1,908.9     $    574.0
Ratio of expenses to net assets*                                    1.45%         1.45%          1.45%          1.45%
Investment income ratio**                                           1.15%         1.79%          1.18%          0.69%
Total return***                                                    13.37%        26.42%        (22.12)%        (9.60)%

                         Variable Annuity Account XIV -
                         AdvisorDesigns Variable Annuity

                    Notes to Financial Statements (continued)

4. UNIT VALUES (CONTINUED)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****For the period from May 1, 2004 (inception date) to December 31, 2004.

(1) Net investment income is less than $100 so the amount is not reported in the statement of operations, but is used in the calculation of the investment income ratio.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

      a.    Financial Statements

            The financial statements of SBL Variable Annuity Account XIV at December 31, 2004, and for each of the specified periods ended December 31, 2004, or for portions of such periods as disclosed in the financial statements, are included in Part B of this Registration Statement.

            The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 are incorporated herein by reference to the financial statements filed with the SBL Variable Annuity Account XIV Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Post-Effective Amendment No. 14 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed March 11,
            2005).

      b.    Exhibits

            (1) Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

            (2)   Not Applicable

            (3)   (a)   Service Facilities Agreement(p)

                  (b)   Marketing Organization Agreement(d)

                  (c)   SBL Variable Products Broker/Dealer Sales Agreement(e)

                  (d) SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(h)

                  (e)   Marketing Organization Agreement Commission Schedule(g)

                  (f) Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(q)

            (4)   (a) Individual Contract (Form V6029 11-00)(f)

                  (b)   Individual Contract-Unisex (Form V6029 11-00U)(f)

                  (c)   Tax-Sheltered Annuity Endorsement (Form 6832A R9-96)(b)

                  (d)   Withdrawal Charge Waiver Endorsement (Form V6051
                        3-96)(b)

                  (e) Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)

                  (f) Individual Retirement Annuity Endorsement (Form V6849A 1(R9-03))(m)

                  (g)   Roth IRA Endorsement (Form V6851A (R9-03))(m)

                  (h)   403a Endorsement (Form V6057 10-98)(c)

                  (i)   Annual Stepped Up Death Benefit Rider (Form V6063
                        8-00)(a)

                  (j)   Guaranteed Growth Death Benefit Rider (Form V6063-1
                        8-00)(a)

                  (k) Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)

                  (l)   Disability Rider (Form V6064 8-00)(a)

                  (m)   Guaranteed Income Benefit Rider (Form V6065 8-00)(a)

                  (n)   Credit Enhancement Rider (Form V6067 8-00)(a)

                  (o)   Alternate Withdrawal Charge Rider (Form V6069 10-00)(f)

                  (p) Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)(h)

                  (q) Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(h)

                  (r)   Enhanced Death Benefit Rider (Form V6078 4-01)(h)

                  (s) Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(h)

                  (t) Annual Stepped Up Death Benefit Rider (Form V6081 FL 5-01)(h)

                  (u) Death Benefit Rider - Return of Premium Beyond Issue Age 80 (Form V6082 FL 5-01)(h)

                  (v)   Credit Enhancement Rider (Form V6084 11-01)(i)

                  (w)   CDSC Credit Endorsement (Form V6085 12-02)(k)

                  (x)   Guaranteed Minimum Withdrawal Benefit (Form V6086
                        10-03)(n)

                  (y)   Total Protection (Forms V6087 10-3)(l)

                  (z)   CDSC Credit Endorsement (Form V6069 2-05)(p)

                  (aa)  Dollar for Dollar Living Benefit Rider (Form V6094 5-05)
                        (p)

                  (ab) Dollar for Dollar Combination Benefit Rider (Form V6095 5-05) (p)

                  (ac)  Bonus Match Rider

            (5)   (a)   Application (Form V9494 R5-05)

                  (b)   Application - Unisex (Form V9494 R5-05U)

            (6)   (a)   Composite of Articles of Incorporation of SBL(p)

                  (b)   Bylaws of SBL(p)

            (7)   Not Applicable

            (8)   (a)   Participation Agreement - Franklin Templeton(h)

                  (b)   Participation Agreement - AIM(h)

                  (c)   Participation Agreement - Federated(h)

                  (d)   Participation Agreement - Fidelity(h)

                  (e)   Participation Agreement - Neuberger Berman(h)

                  (f)   Participation Agreement - Rydex(j)

                  (g)   Participation Agreement - Strong(h)

                  (h)   Participation Agreement - Rydex Variable Trust(o)

                  (i)   Participation Agreement - Potomac

            (9)   Opinion of Counsel

            (10)  Consent of Independent Registered Public Accounting Firm

            (11)  Not Applicable

            (12)  Not Applicable

            (13)  Not Applicable

            (14) Powers of Attorney of Kris A. Robbins, J. Michael Keefer, Thomas A. Swank and Malcolm E. Robinson.(o)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's initial Registration Statement No. 333-41180 (filed July 11,
      2000).

(b) Incorporated herein by reference to the Exhibits filed with Variflex Signature's Initial Registration Statement No. 333-23723 (filed March 16,
      1997).

(c) Incorporated herein by reference to the Exhibits filed with Variflex Signature's Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 5 under the Investment Company Act of 1940 to Registration Statement No. 333-23723 (filed April 30, 1999).()

(d) Incorporated herein by reference to the Exhibits filed with Variflex Signature's Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed May 1, 2000).

(e) Incorporated herein by reference to Exhibits filed with Variflex Separate Account's Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

(f) Incorporated herein by reference to Exhibits filed with the Registrant's Initial Registration Statement under the Securities Act of 1933 and Amendment No. 2 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed December 19, 2000).

(g) Incorporated herein by reference to Exhibits filed with the Registrant's Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 20, 2001).

(h) Incorporated herein by reference to Exhibits filed with the Registrant's Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1, 2002).

(i) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV's Post Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed March 1, 2002).

(j) Incorporated herein by reference to the Exhibits filed with the Registrant's Post Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed April 8, 2002).

(k) Incorporated herein by reference to the Exhibits filed with the Registrant's Post Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 28, 2003).

(l) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XVII's Initial Registration Statement No. 333-111589 (filed December 29, 2003).

(m) Incorporated herein by reference to the Exhibits filed with the Variflex Extra Credit Post Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940 to Registration Statement No. 333-93947 (filed April 30, 2004).

(n) Incorporated herein by reference to the Exhibits filed with the Registrant's Post Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 18, 2004).

(o) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV - SecureDesigns's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to Registration Statement No. 333-41180 (filed April 30, 2004).

(p) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV - AdvisorDesign's Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed February 25, 2005).

(q) Incorporated herein by reference to the Exhibits filed with SBL Variable Annuity Account XIV's Initial Registration under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to Registration Statement No. 333-120399 (filed November 12, 2004).

Item 25. Directors and Officers of the Depositor

 Name and Principal
  Business Address              Positions and Offices with Depositor
  ----------------              ------------------------------------
Kris A. Robbins*       President, Chief Executive Officer and Director

Thomas A. Swank*       Senior Vice President, Chief Financial Officer,
                       Treasurer and Director

J. Michael Keefer*     Senior Vice President, General Counsel, Secretary and
                       Director

Malcolm E. Robinson*   Senior Vice President, Assistant to the President and
                       Chief Executive Officer and Director

David J. Keith*        Senior Vice President, IT and Customer Management

Venette R.. Davis*     Senior Vice President

Michael G. Odlum*      Senior Vice President and Chief Investment Officer

Kalman Bakk, Jr.*      Senior Vice President and Chief Marketing Officer

Amy J. Lee*            Associate General Counsel, Vice President and Assistant
                       Secretary

      *Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      The Depositor, Security Benefit Life Insurance Company ("SBL" or "the Company"), is owned by Security Benefit Corporation through the ownership of all of SBL's issued and outstanding shares of common stock. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2004 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

The following chart indicates the persons controlled by or under common control with SBL Variable Annuity Account XIV or SBL:

                                                                      Percent of Voting
                                                                      Securities Owned
                                                 Jurisdiction of           by SBMHC
                       Name                       Incorporation    (directly or indirectly)
                       ----                       -------------    ------------------------
Security Benefit Mutual Holding Company              Kansas                    -
(Holding Company)

Security Benefit Corporation (Holding Company)        Kansas                 100%

Security Benefit Life Insurance Company               Kansas                 100%
(Stock Life Insurance Company)

Security Management Company, LLC                      Kansas                 100%
(Investment Adviser)

Security Distributors, Inc. (Broker/Dealer,           Kansas                 100%
Principal Underwriter of Mutual Funds)

se(2), inc.                                           Kansas                 100%

Security Benefit Academy, Inc.                        Kansas                 100%
(Daycare Company)

Security Financial Resources, Inc.                    Kansas                 100%
(Financial Services)

Security Financial Resources                         Delaware                100%
Collective Investments, LLC
(Private Fund)

First Security Benefit Life Insurance                New York                100%
and Annuity Company of New York

Brecek & Young Advisors, Inc.                      California                100%

Brecek & Young Financial                             Montana                 100%
Services Group of Montana, Inc.

                                                             Percent of Voting
                                                             Securities Owned
                                        Jurisdiction of           by SBMHC
                  Name                   Incorporation    (directly or indirectly)
                  ----                   -------------    ------------------------
Brecek & Young Financial                    Nevada                  100%
Services Group of Nevada, Inc.

Brecek & Young Financial                     Texas                  100%
Group Insurance Agency of Texas, Inc.

      SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), SBL Variable Annuity Account VIII (Extra Credit), SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, Variflex Separate Account, SBL Variable Annuity Account XVII (ClassicStrategies), T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account.

      Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 18, 2004 the approximate percentage of ownership by the separate accounts for each company is as follows:

Security Large Cap Value Fund....................   28.26%
SBL Fund.........................................   100.0%

Item 27. Number of Contractowners

      As of February 1, 2005, there were 6,179 owners of the Qualified Contracts and 4,363 owners of the Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28. Indemnification

      The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

      The Articles of Incorporation include the following provision:

               (a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders,
         (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

               (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

      Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

      (a) Security Distributors, Inc. ("SDI"), an affiliate of SBL, acts as distributor of the Contract issued under SBL Variable Annuity Account XIV. SDI also acts as distributor for SBL Variable Annuity Accounts I, III, and IV, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account, SBL Variable Annuity Account VIII (Variflex LS), SBL Variable Annuity Account VIII (Variflex Signature), SBL Variable Annuity Account VIII (Extra Credit), SBL Variable Annuity Account XI, SBL Variable Annuity Account XIV, Variflex Separate Account, SBL Variable Annuity Account XVII (ClassicStrategies), T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account, and the following separate accounts of First Security Benefit Life Insurance and Annuity Company of New York: Variable Annuity Account A and Variable Annuity Account B. SDI also acts as principal underwriter for the following management investment companies for which Security

            Management Company, LLC, an affiliate of SBL, acts as investment adviser: Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Municipal Bond Fund, SBL Fund, Security Mid Cap Growth Fund and Security Financial Resources Collective Investments, LLC.

      (b)   Name and Principal     Position and Offices
            Business Address*       with Underwriter

            Gregory J. Garvin      President and Director
            James R. Schmank       Director
            Richard J. Wells       Director
            Frank D. Memmo         Director
            Amy J. Lee             Secretary
            Tamara L. Brownfield   Treasurer
            Brenda M. Harwood      Vice President and Director

            *One Security Benefit Place, Topeka, Kansas 66636-0001

      (c)   Not Applicable.

Item 30. Location of Accounts and Records

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31. Management Services

      All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

      (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

      (b) Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

      (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

      (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

      (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

      (f) SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

      (g) Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) - (d) of that Rule.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 26th day of April 2005.

                                      Security Benefit Life Insurance Company -
                                      SBL Variable Annuity Account XIV
                                      (The Registrant)

                                  By: /s/ KRIS A. ROBBINS
                                      -----------------------------------------
                                      Kris A. Robbins, President,
                                      Chief Executive Officer and Director

                                      _________________________________________

                                      _________________________________________
                                      Security Benefit Life Insurance Company
                                      (The Depositor)

                                  By: /s/ KRIS A. ROBBINS
                                      -----------------------------------------
                                      Kris A. Robbins, President,
                                      Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 26, 2005.

                              SIGNATURES AND TITLES

J. Michael Keefer,
Senior Vice President, General Counsel, Secretary and Director*

Thomas A. Swank,
Senior Vice President, Chief Financial Officer*, Treasurer and Director*

Malcolm E. Robinson,

Senior Vice President and Director*

*By: /s/ AMY J. LEE
     -------------------------
     Amy J. Lee
     Attorney-in-Fact

                                  EXHIBIT INDEX

(1)   None

(2)   None

(3)   (a)   None
      (b)   None
      (c)   None
      (d)   None
      (e)   None

(4)   (a)   None
      (b)   None
      (c)   None
      (d)   None
      (e)   None
      (f)   None
      (g)   None
      (h)   None
      (i)   None
      (j)   None
      (k)   None
      (l)   None
      (m)   None
      (n)   None
      (o)   None
      (p)   None
      (q)   None
      (r)   None
      (s)   None
      (t)   None
      (u)   None
      (v)   None
      (w)   None
      (x)   None
      (y)   None
      (z)   None
      (aa)  None
      (ab)  None
      (ac)  Bonus Match Rider

(5)   (a)   Application

      (b)   Application - Unisex

(6)   (a)   None

      (b)   None

(7)   None

(8)   (a)   None
      (b)   None
      (c)   None
      (d)   None
      (e)   None
      (f)   None
      (g)   None
      (h)   None
      (i)   Participation Agreement - Potomac

(9)   Opinion of Counsel

(10)  Consent of Independent Registered Public Accounting Firm

(11)  None

(12)  None

(13)  None

(14)  None